UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-07899 and 811-07885
Name of Fund:
BlackRock Index Funds, Inc.
iShares MSCI EAFE International Index Fund
iShares Russell 2000 Small-Cap Index Fund

Quantitative Master Series LLC
Master Small Cap Index Series

Fund Address:

100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:

John M. Perlowski, Chief Executive Officer, BlackRock Index Funds, Inc. and Quantitative Master Series LLC, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
12/31/2026
Date of reporting period:
6/30/2026
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares MSCI EAFE International Index Fund
Institutional Shares | MAIIX
Semi-Annual
Shareholder Report —
June 30, 2026

This semi-annual shareholder report contains important information about iShares MSCI EAFE International Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 5	0.10% (a)
(a)	Annualized.
Key Fund statistics
Net Assets	$ 13,901,772,967
Number of Portfolio Holdings	684
Portfolio Turnover Rate	5%
What did the Fund invest in?
(as of June 30, 2026)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Japan	23.4%
United Kingdom	12.3%
France	9.3%
Germany	8.6%
Switzerland	7.7%
Australia	7.1%
Netherlands	6.0%
United States	4.3%
Spain	3.7%
Italy	3.3%
Other #	13.8%
Other Assets Less Liabilities	0.5%
Ten largest holdings
Security (a)	Percent of Net Assets
ASML Holding NV	3.5%
HSBC Holdings PLC	1.5%
Roche Holding AG	1.3%
Novartis AG, Class N	1.3%
AstraZeneca PLC	1.3%
Nestle SA, Class N	1.2%
Siemens AG, Class N	1.1%
Shell PLC	1.0%
Tokyo Electron Ltd.	1.0%
Mitsubishi UFJ Financial Group, Inc.	0.9%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
The

Fund

is

not

sponsored,

endorsed,

issued,

sold,

or

promoted

by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
iShares MSCI EAFE International Index Fund
Institutional Shares | MAIIX
Semi-Annual Shareholder Report —

June 30, 2026
MAIIX-06/26-SAR

iShares MSCI EAFE International Index Fund
Investor A Shares | MDIIX
Semi-Annual
Shareholder Report —
June 30, 2026

This semi-annual shareholder report contains important information about iShares MSCI EAFE International Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$ 18	0.35% (a)
(a)	Annualized.
Key Fund statistics
Net Assets	$ 13,901,772,967
Number of Portfolio Holdings	684
Portfolio Turnover Rate	5%
What did the Fund invest in?
(as of June 30, 2026)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Japan	23.4%
United Kingdom	12.3%
France	9.3%
Germany	8.6%
Switzerland	7.7%
Australia	7.1%
Netherlands	6.0%
United States	4.3%
Spain	3.7%
Italy	3.3%
Other #	13.8%
Other Assets Less Liabilities	0.5%
Ten largest holdings
Security (a)	Percent of Net Assets
ASML Holding NV	3.5%
HSBC Holdings PLC	1.5%
Roche Holding AG	1.3%
Novartis AG, Class N	1.3%
AstraZeneca PLC	1.3%
Nestle SA, Class N	1.2%
Siemens AG, Class N	1.1%
Shell PLC	1.0%
Tokyo Electron Ltd.	1.0%
Mitsubishi UFJ Financial Group, Inc.	0.9%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
The

Fund

is

not

sponsored,

endorsed,

issued,

sold,

or

promoted

by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
iShares MSCI EAFE International Index Fund
Investor A Shares | MDIIX
Semi-Annual Shareholder Report —

June 30, 2026
MDIIX-06/26-SAR

iShares MSCI EAFE International Index Fund
Investor P Shares | BTMPX
Semi-Annual
Shareholder Report —
June 30, 2026

This semi-annual shareholder report contains important information about iShares MSCI EAFE International Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$ 18	0.35% (a)
(a)	Annualized.
Key Fund statistics
Net Assets	$ 13,901,772,967
Number of Portfolio Holdings	684
Portfolio Turnover Rate	5%
What did the Fund invest in?
(as of June 30, 2026)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Japan	23.4%
United Kingdom	12.3%
France	9.3%
Germany	8.6%
Switzerland	7.7%
Australia	7.1%
Netherlands	6.0%
United States	4.3%
Spain	3.7%
Italy	3.3%
Other #	13.8%
Other Assets Less Liabilities	0.5%
Ten largest holdings
Security (a)	Percent of Net Assets
ASML Holding NV	3.5%
HSBC Holdings PLC	1.5%
Roche Holding AG	1.3%
Novartis AG, Class N	1.3%
AstraZeneca PLC	1.3%
Nestle SA, Class N	1.2%
Siemens AG, Class N	1.1%
Shell PLC	1.0%
Tokyo Electron Ltd.	1.0%
Mitsubishi UFJ Financial Group, Inc.	0.9%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
The

Fund

is

not

sponsored,

endorsed,

issued,

sold,

or

promoted

by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
iShares MSCI EAFE International Index Fund
Investor P Shares | BTMPX
Semi-Annual Shareholder Report —

June 30, 2026
BTMPX-06/26-SAR

iShares MSCI EAFE International Index Fund
Class G Shares | BTMGX
Semi-Annual
Shareholder Report —
June 30, 2026

This semi-annual shareholder report contains important information about iShares MSCI EAFE International Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G Shares	$ 2	0.04% (a)
(a)	Annualized.
Key Fund statistics
Net Assets	$ 13,901,772,967
Number of Portfolio Holdings	684
Portfolio Turnover Rate	5%
What did the Fund invest in?
(as of June 30, 2026)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Japan	23.4%
United Kingdom	12.3%
France	9.3%
Germany	8.6%
Switzerland	7.7%
Australia	7.1%
Netherlands	6.0%
United States	4.3%
Spain	3.7%
Italy	3.3%
Other #	13.8%
Other Assets Less Liabilities	0.5%
Ten largest holdings
Security (a)	Percent of Net Assets
ASML Holding NV	3.5%
HSBC Holdings PLC	1.5%
Roche Holding AG	1.3%
Novartis AG, Class N	1.3%
AstraZeneca PLC	1.3%
Nestle SA, Class N	1.2%
Siemens AG, Class N	1.1%
Shell PLC	1.0%
Tokyo Electron Ltd.	1.0%
Mitsubishi UFJ Financial Group, Inc.	0.9%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
The

Fund

is

not

sponsored,

endorsed,

issued,

sold,

or

promoted

by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
iShares MSCI EAFE International Index Fund
Class G Shares | BTMGX
Semi-Annual Shareholder Report —

June 30, 2026
BTMGX-06/26-SAR

iShares MSCI EAFE International Index Fund
Class K Shares | BTMKX
Semi-Annual
Shareholder Report —
June 30, 2026

This semi-annual shareholder report contains important information about iShares MSCI EAFE International Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$ 3	0.05% (a)
(a)	Annualized.
Key Fund statistics
Net Assets	$ 13,901,772,967
Number of Portfolio Holdings	684
Portfolio Turnover Rate	5%
What did the Fund invest in?
(as of June 30, 2026)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Japan	23.4%
United Kingdom	12.3%
France	9.3%
Germany	8.6%
Switzerland	7.7%
Australia	7.1%
Netherlands	6.0%
United States	4.3%
Spain	3.7%
Italy	3.3%
Other #	13.8%
Other Assets Less Liabilities	0.5%
Ten largest holdings
Security (a)	Percent of Net Assets
ASML Holding NV	3.5%
HSBC Holdings PLC	1.5%
Roche Holding AG	1.3%
Novartis AG, Class N	1.3%
AstraZeneca PLC	1.3%
Nestle SA, Class N	1.2%
Siemens AG, Class N	1.1%
Shell PLC	1.0%
Tokyo Electron Ltd.	1.0%
Mitsubishi UFJ Financial Group, Inc.	0.9%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
The

Fund

is

not

sponsored,

endorsed,

issued,

sold,

or

promoted

by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
iShares MSCI EAFE International Index Fund
Class K Shares | BTMKX
Semi-Annual Shareholder Report —

June 30, 2026
BTMKX-06/26-SAR

iShares Russell 2000 Small-Cap Index Fund
Institutional Shares | MASKX
Semi-Annual
Shareholder Report —
June 30, 2026

This semi-annual shareholder report contains important information about iShares Russell 2000 Small-Cap Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. The Fund invests all of its assets in the Master Small Cap Index Series (the “Series”), a series of Quantitative Master Series LLC.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 7 (a)	0.12% (a)(b)
(a)	Because the Fund invests all of its assets in the Series, the expense example reflects the net expenses of both the Fund and the Series.
(b)	Annualized.
Key Fund statistics
Net Assets	$ 4,115,843,112
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Series	28%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
The

Fund

is

not

sponsored,

endorsed,

issued,

sold,

or

promoted

by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
iShares Russell 2000 Small-Cap Index Fund
Institutional Shares | MASKX
Semi-Annual Shareholder Report —

June 30, 2026
MASKX-06/26-SAR

iShares Russell 2000 Small-Cap Index Fund
Investor A Shares | MDSKX
Semi-Annual
Shareholder Report —
June 30, 2026

This semi-annual shareholder report contains important information about iShares Russell 2000 Small-Cap Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. The Fund invests all of its assets in the Master Small Cap Index Series (the “Series”), a series of Quantitative Master Series LLC.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$ 20 (a)	0.37% (a)(b)
(a)	Because the Fund invests all of its assets in the Series, the expense example reflects the net expenses of both the Fund and the Series.
(b)	Annualized.
Key Fund statistics
Net Assets	$ 4,115,843,112
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Series	28%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
The

Fund

is

not

sponsored,

endorsed,

issued,

sold,

or

promoted

by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
iShares Russell 2000 Small-Cap Index Fund
Investor A Shares | MDSKX
Semi-Annual Shareholder Report —

June 30, 2026
MDSKX-06/26-SAR

iShares Russell 2000 Small-Cap Index Fund
Investor P Shares | BDBPX
Semi-Annual
Shareholder Report —
June 30, 2026

This semi-annual shareholder report contains important information about iShares Russell 2000 Small-Cap Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. The Fund invests all of its assets in the Master Small Cap Index Series (the “Series”), a series of Quantitative Master Series LLC.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$ 20 (a)	0.37% (a)(b)
(a)	Because the Fund invests all of its assets in the Series, the expense example reflects the net expenses of both the Fund and the Series.
(b)	Annualized.
Key Fund statistics
Net Assets	$ 4,115,843,112
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Series	28%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
The

Fund

is

not

sponsored,

endorsed,

issued,

sold,

or

promoted

by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
iShares Russell 2000 Small-Cap Index Fund
Investor P Shares | BDBPX
Semi-Annual Shareholder Report —

June 30, 2026
BDBPX-06/26-SAR

iShares Russell 2000 Small-Cap Index Fund
Class K Shares | BDBKX
Semi-Annual
Shareholder Report —
June 30, 2026

This semi-annual shareholder report contains important information about iShares Russell 2000 Small-Cap Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. The Fund invests all of its assets in the Master Small Cap Index Series (the “Series”), a series of Quantitative Master Series LLC.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$ 4 (a)	0.07% (a)(b)
(a)	Because the Fund invests all of its assets in the Series, the expense example reflects the net expenses of both the Fund and the Series.
(b)	Annualized.
Key Fund statistics
Net Assets	$ 4,115,843,112
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Series	28%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
The

Fund

is

not

sponsored,

endorsed,

issued,

sold,

or

promoted

by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
iShares Russell 2000 Small-Cap Index Fund
Class K Shares | BDBKX
Semi-Annual Shareholder Report —

June 30, 2026
BDBKX-06/26-SAR

Master Small Cap Index Series
Semi-Annual
Shareholder Report —
June
30,
2026

This semi-annual shareholder report contains important information about Master Small Cap Index Series (the “Series”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Series, which is included within the iShares Russell 2000 Small-Cap Index Fund’s additional information at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the
Series
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Series name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Master Small Cap Index Series	$ 1	0.02% (a)
(a)	Annualized.
Key Series statistics
Net Assets	$ 6,001,381,204
Number of Portfolio Holdings	2,118
Portfolio Turnover Rate	28%
What did the Series invest in?
(as of June 30, 2026)
Sector allocation
Sector (a)	Percent of Net Assets
Health Care	19.8%
Financials	17.7%
Industrials	14.7%
Information Technology	14.2%
Consumer Discretionary	9.2%
Energy	5.7%
Real Estate	5.7%
Materials	4.2%
Utilities	2.7%
Communication Services	2.4%
Other*	2.0%
Short-Term Securities	11.0%
Liabilities in Excess of Other Assets	(9.3)
Ten largest holdings
Security (b)(c)	Percent of Net Assets
Moog, Inc., Class A	0.4%
Hut 8 Corp.	0.4%
Viasat, Inc.	0.4%
BrightSpring Health Services, Inc.	0.4%
Cytokinetics, Inc.	0.3%
MaxLinear, Inc.	0.3%
Argan, Inc.	0.3%
UMB Financial Corp.	0.3%
JFrog Ltd.	0.3%
Riot Platforms, Inc.	0.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Series for compliance purposes.
(b)	Excludes underlying investments in equity swaps.
(c)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Series, including but not limited to financial statements and proxy voting policies
and
proced
ures,
plea
se
visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyreco
r
ds
.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered tradema rk of
BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
Master Small Cap Index Series
Semi-Annual Shareholder Report —
June
30, 2026
06/26-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrants’ Schedule of Investments are included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrants’ Financial Statements are attached herewith.

(b) The registrants’ Financial Highlights are attached herewith.

June 30, 2026
2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock FundsSM
• iShares Municipal Bond Index Fund
• iShares Short-Term TIPS Bond Index Fund
BlackRock Index Funds, Inc.
• iShares MSCI EAFE International Index Fund
• iShares Russell 2000 Small-Cap Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Derivative Financial Instruments

Schedule of Investments (unaudited)
June 30, 2026
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 5.7%
Corporate — 4.6%
Black Belt Energy Gas District, RB(a)
Series B, 4.00%, 10/01/52	$500	$ 501,252
Series D, 5.00%, 03/01/55	1,000	1,065,991
Black Belt Energy Gas District, Refunding RB, Series D, 5.00%, 12/01/55(a)	1,000	1,056,419
Energy Southeast A Cooperative District, RB, Series B, 5.25%, 07/01/54(a)	500	538,370
Lower Alabama Gas District, Refunding RB, Series A, 5.00%, 12/01/33	1,000	1,048,289
Southeast Alabama Gas Supply District, Refunding RB, Series B, 5.00%, 06/01/49(a)	500	527,179
Southeast Energy Authority A Cooperative District, RB
Series A, 5.00%, 11/01/35	1,000	1,043,352
Series A, 5.25%, 01/01/54(a)	1,000	1,049,439
Series A, 5.00%, 01/01/56(a)	1,000	1,020,415
Series B, 5.25%, 03/01/55(a)	500	517,954
Series C, 5.00%, 10/01/55(a)	1,000	1,061,470
		9,430,130
State — 0.0%
Alabama Public School and College Authority, Refunding RB, Series A, Sustainability Bonds, 5.00%, 11/01/28	65	68,620
Transportation — 0.6%
Alabama Federal Aid Highway Finance Authority, Refunding RB, Series B, 5.00%, 09/01/32	1,000	1,124,901
Utilities — 0.5%
County of Jefferson Alabama Sewer Revenue, Refunding RB
5.00%, 10/01/32	530	586,183
5.50%, 10/01/53	415	436,805
		1,022,988
Total Municipal Bonds in Alabama		11,646,639
Arizona — 0.4%
County/City/Special District/School District — 0.0%
Maricopa County Union High School District No. 210- Phoenix, GO, Series B, 5.00%, 07/01/27	60	61,509
Education — 0.3%
Arizona Board of Regents, RB, Series A, Sustainability Bonds, 5.00%, 07/01/54	500	523,384
Health — 0.1%
Yuma Industrial Development Authority, Refunding RB, Series A, 5.25%, 08/01/54	130	136,940
Total Municipal Bonds in Arizona		721,833
California — 13.2%
Corporate(a) — 1.5%
California Community Choice Financing Authority, RB
Series B, Sustainability Bonds, 5.00%, 01/01/55	1,000	1,028,994
Series B-1, Sustainability Bonds, 4.00%, 02/01/52	500	507,595
Series G, Sustainability Bonds, 5.00%, 11/01/55	1,000	1,027,680
Central Valley Energy Authority, RB, 5.00%, 12/01/55	500	535,429
		3,099,698
County/City/Special District/School District — 3.3%
California State Public Works Board, Refunding RB, Series B, 5.00%, 10/01/26(b)	15	15,091
Security	Par (000)	Value
County/City/Special District/School District (continued)
El Camino Community College District, GO, CAB, Series C, Election 2002, 0.00%, 08/01/38(c)	$680	$ 447,553
Lodi Unified School District, GO, Series 2020, Election 2016, 3.00%, 08/01/43	975	831,059
Los Angeles County Facilities, Inc., RB, Series A, 4.00%, 12/01/48	1,000	968,189
Los Angeles Unified School District, GO
Series B-1, Election 2008, 5.00%, 07/01/33	1,500	1,552,118
Series QRR, Sustainability Bonds, 5.25%, 07/01/49	1,100	1,202,206
Los Angeles Unified School District, Refunding GO, Series B, 5.00%, 07/01/28	20	20,043
Municipal Improvement Corp of Los Angeles, RB, 5.00%, 05/01/39	500	565,909
Poway Unified School District, Refunding GO, 0.00%, 08/01/46(c)	500	210,973
Sacramento City Financing Authority, Refunding RB, Series E, (AMBAC), 5.25%, 12/01/30	250	270,214
San Bernardino Community College District, GO, CAB, Series F, Election 2008, 0.00%, 08/01/49(c)	500	156,535
Stockton Unified School District, GO, Series A, Election 2022, (BAM), 5.00%, 08/01/49	500	532,132
		6,772,022
Education — 2.2%
California Educational Facilities Authority, RB
Series A, 5.00%, 10/01/55	770	818,864
Series V-4, 5.00%, 03/01/55(a)	220	248,787
Series V-5, 5.00%, 03/01/55(a)	255	300,914
California Infrastructure & Economic Development Bank, RB, Series B, 5.00%, 11/01/49	750	776,178
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Sustainability Bonds, 3.25%, 08/01/29	1,000	1,007,099
California State University, Refunding RB
Series A, 5.00%, 11/01/28	20	20,045
Series A, 4.00%, 11/01/35	500	500,213
University of California, RB
Series CD, 5.25%, 05/15/40	170	205,445
Series CD, 5.50%, 05/15/40	500	587,277
		4,464,822
State — 3.2%
California State Public Works Board, RB, Series A, 5.25%, 04/01/42	1,000	1,144,819
California State Public Works Board, Refunding RB, Series C, 5.00%, 09/01/28	500	527,199
State of California, Refunding GO
5.00%, 08/01/26	5	5,018
5.00%, 10/01/28	1,000	1,058,745
5.00%, 08/01/31	1,000	1,001,697
5.00%, 09/01/31	565	567,184
4.00%, 09/01/32	250	250,306
3.00%, 10/01/37	825	778,752
5.00%, 09/01/43	500	550,549
3.00%, 04/01/52	1,000	789,179
		6,673,448
Transportation — 1.8%
City of Los Angeles Department of Airports, Refunding ARB
AMT, Subordinate, 3.00%, 11/15/31(d)	55	55,028
AMT, Subordinate, 3.00%, 05/15/40	1,210	1,069,521

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Foothill-Eastern Transportation Corridor Agency, RB, Series A, Senior Lien, 4.00%, 01/15/46	$1,000	$ 984,720
Foothill-Eastern Transportation Corridor Agency, Refunding RB, CAB(c)
Series A, (AGM), 0.00%, 01/15/36	500	361,220
Series A, (AGM), 0.00%, 01/15/37	1,000	691,637
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, Series 2020, Class A, AMT, 5.00%, 05/01/38	455	477,489
		3,639,615
Utilities — 1.2%
Los Angeles Department of Water & Power Water System Revenue, Refunding RB, Series A, 5.00%, 01/01/30	320	339,118
Los Angeles Department of Water & Power, RB, Series D, 5.00%, 07/01/52	220	228,232
Los Angeles Department of Water & Power, Refunding RB
Series A, 5.00%, 07/01/28	250	261,319
Series A, 5.00%, 07/01/29	835	885,442
Series B, 5.00%, 07/01/38	675	738,546
		2,452,657
Total Municipal Bonds in California		27,102,262
Colorado — 2.9%
Corporate — 0.1%
Public Authority for Colorado Energy, RB, 6.50%, 11/15/38	225	271,016
County/City/Special District/School District — 0.7%
Adams & Arapahoe Counties Joint School District 28J Aurora, GO, (SAW), 5.50%, 12/01/39	500	589,885
Adams & Arapahoe Counties JT School District 28J Aurora Refunding GO, Series A, (SAW), 5.00%, 12/01/30	285	288,069
Denver City & County School District No. 1, GO, Series A, (SAW), 5.25%, 12/01/40	500	572,027
		1,449,981
Education — 0.3%
Board of Governors of Colorado State University System, Refunding RB, Series A, (ST INTERCEPT), 5.00%, 03/01/43	525	604,371
Health — 0.5%
Colorado Health Facilities Authority, Refunding RB, Series A, 5.00%, 08/01/44	1,000	1,023,451
State — 0.5%
State of Colorado, COP
Series A, 5.00%, 11/01/49	535	563,166
Series N, 4.00%, 03/15/43	500	493,653
		1,056,819
Transportation — 0.8%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 12/01/35	1,000	1,034,940
E-470 Public Highway Authority, Refunding RB, Series A, (NPFGC), 0.00%, 09/01/28(c)	500	471,516
		1,506,456
Total Municipal Bonds in Colorado		5,912,094
Security	Par (000)	Value
Connecticut — 1.1%
State — 1.1%
State of Connecticut Special Tax Revenue, RB
Series A, 4.00%, 05/01/36	$1,000	$ 1,024,106
Series A, 4.00%, 09/01/36	430	430,844
State of Connecticut, GO
Series G, Sustainability Bonds, 3.00%, 11/15/42	100	88,737
Series G, Sustainability Bonds, 3.00%, 11/15/43	100	87,614
State of Connecticut, Refunding GO
Series B, 5.00%, 08/01/28	30	31,529
Series E, 5.00%, 09/01/32	500	562,119
Series C, Sustainability Bonds, 5.00%, 03/01/28	20	20,831
Total Municipal Bonds in Connecticut		2,245,780
Delaware — 0.5%
Housing — 0.5%
Delaware State Housing Authority, RB, S/F Housing, Series B, (FHLMC, FNMA, GNMA), 6.00%, 01/01/55	895	976,172
District of Columbia — 3.0%
County/City/Special District/School District — 0.6%
District of Columbia Income Tax Revenue, Refunding RB, Series A, 3.00%, 03/01/41	290	257,694
District of Columbia, GO, Series D, 4.00%, 06/01/34	1,000	1,006,340
		1,264,034
Education — 0.5%
District of Columbia, Refunding RB, 5.00%, 04/01/60(a)	1,000	1,102,709
Transportation — 1.4%
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 4.00%, 10/01/51	1,500	1,361,530
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, 4.00%, 07/15/45	1,500	1,473,764
		2,835,294
Utilities — 0.5%
District of Columbia Water & Sewer Authority, RB, Subordinate, 3.00%, 10/01/57(a)	1,000	999,231
Total Municipal Bonds in District of Columbia		6,201,268
Florida — 5.7%
County/City/Special District/School District — 2.5%
County of Miami-Dade Florida Transit System, RB, Series A, 4.00%, 07/01/50	1,500	1,365,286
County of Miami-Dade Florida, Refunding RB, CAB, 0.00%, 10/01/31(c)	250	205,200
Florida Insurance Assistance Interlocal Agency, Inc., Refunding RB, Series A-1, 5.00%, 09/01/28	500	501,947
Lee County School Board, COP, Series A, 5.25%, 08/01/50	570	608,289
Orange County School Board, COP, Series A, 5.00%, 08/01/33	940	1,064,213
Orange County School Board, Refunding COP, Series C, 5.00%, 08/01/28	80	83,947
Palm Beach County School District, Refunding COP, Series A, 5.00%, 08/01/27	55	56,462
School Board of Miami-Dade County, Refunding COP
Series A, 5.00%, 05/01/27	20	20,384
Series A, 5.00%, 05/01/30	45	48,534
Series A, 5.00%, 02/01/31	1,000	1,090,928
Fund Schedules of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
County/City/Special District/School District (continued)
School District of Broward County, COP, Series A, 5.00%, 07/01/30	$20	$ 21,630
School District of Broward County, Refunding COP, Series A, (AGM), 5.00%, 07/01/29	40	42,675
		5,109,495
Education — 1.2%
Miami-Dade County Educational Facilities Authority, RB
5.00%, 04/01/43	750	821,759
5.00%, 04/01/45	475	511,620
5.00%, 04/01/46	500	533,573
Miami-Dade County Educational Facilities Authority, Refunding RB, Series A, 5.25%, 04/01/47	565	604,018
		2,470,970
Health — 0.5%
City of Tampa Florida, RB, Series B, 5.00%, 07/01/50	1,000	1,013,130
County of Miami-Dade Florida, Refunding RB, 5.00%, 06/01/29	25	26,596
		1,039,726
State — 0.0%
Florida Department of Management Services, Refunding COP, Series A, 5.00%, 11/01/27	25	25,803
State of Florida Lottery Revenue, Refunding RB, Series A, 5.00%, 07/01/27	20	20,507
		46,310
Transportation — 1.2%
Central Florida Expressway Authority, Refunding RB, Series B, Senior Lien, 5.00%, 07/01/26(d)	1,000	1,000,000
County of Lee Florida Airport Revenue, ARB, AMT, 5.25%, 10/01/54	500	516,766
Greater Orlando Aviation Authority, ARB
Series A, AMT, 5.00%, 10/01/33	500	510,847
AMT, Subordinate Lien, 5.25%, 10/01/45	435	468,227
		2,495,840
Utilities — 0.3%
Tampa Bay Water, RB, Series A, 5.25%, 10/01/54	500	533,822
Total Municipal Bonds in Florida		11,696,163
Georgia — 2.2%
Corporate — 1.2%
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/49	375	389,586
Series A, 5.00%, 05/01/54(a)	1,000	1,068,953
Series B, 5.00%, 12/01/54(a)	500	537,611
Series D, 5.00%, 04/01/54(a)	500	534,032
		2,530,182
County/City/Special District/School District — 0.0%
State of Georgia, Refunding GO, Series C, 5.00%, 07/01/29	25	25,620
Education — 0.2%
Private Colleges & Universities Authority, Refunding RB, Series A, 5.00%, 09/01/29	410	439,699
Security	Par (000)	Value
State — 0.4%
State of Georgia, GO, Series A, 5.00%, 02/01/29	$650	$ 654,093
State of Georgia, Refunding GO, Series C-1, 3.00%, 01/01/27	40	40,098
		694,191
Utilities — 0.4%
Municipal Electric Authority of Georgia, Refunding RB
Class A, Subordinate, (BAM), 5.25%, 01/01/54	500	527,105
Series A, Subordinate, 5.00%, 01/01/36	325	363,573
		890,678
Total Municipal Bonds in Georgia		4,580,370
Hawaii — 0.0%
County/City/Special District/School District — 0.0%
City & County of Honolulu, Refunding GO, 5.00%, 03/01/27	25	25,423
State — 0.0%
State of Hawaii, Refunding GO, Series FE, 5.00%, 10/01/27	20	20,126
Total Municipal Bonds in Hawaii		45,549
Illinois — 5.7%
County/City/Special District/School District — 0.8%
City of Chicago Illinois, GO, Series A, 5.50%, 01/01/39	150	156,801
City of Chicago Illinois, Refunding GO
Series B, 5.00%, 01/01/33	500	522,982
Series B, 5.00%, 01/01/34	675	706,991
County of Cook Illinois, Refunding GO, Series B, 4.00%, 11/15/28	25	25,707
Metropolitan Water Reclamation District of Greater Chicago, Refunding GO
Series A, 5.00%, 12/01/28	35	35,341
Series A, 5.00%, 12/01/29	55	55,521
Metropolitan Water Reclamation District of Greater Chicago, Refunding GOL, Series C, 5.00%, 12/01/31	85	94,554
		1,597,897
Education — 0.2%
Illinois Finance Authority, Refunding RB, Series A, 5.25%, 05/15/48	450	474,130
State — 3.0%
Metropolitan Pier & Exposition Authority, Refunding RB(c)
Series B, (AGM), 0.00%, 06/15/44	1,000	469,460
Series B, (AGM), 0.00%, 06/15/46	1,105	458,122
State of Illinois Sales Tax Revenue, RB, Series A, 5.00%, 06/15/29	1,000	1,062,038
State of Illinois, GO
5.50%, 05/01/30	500	527,723
Series B, 5.00%, 05/01/34	530	589,631
Series B, 5.25%, 05/01/47	250	261,327
Series C, 5.00%, 11/01/29	1,000	1,029,978
State of Illinois, Refunding GO
5.00%, 02/01/32	500	547,254
5.00%, 02/01/39	500	542,129
Series A, 5.00%, 10/01/28	500	523,987
Series D, 5.00%, 07/01/34	190	206,706
		6,218,355

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation — 1.1%
Chicago O’Hare International Airport, Refunding ARB, Series B, Senior Lien, 4.00%, 01/01/44	$1,000	$ 980,492
Chicago Transit Authority Capital Grant Receipts Revenue, Refunding RB, 5.00%, 06/01/28	190	197,779
Illinois State Toll Highway Authority, Refunding RB, Series A, 5.00%, 01/01/30	250	264,133
Regional Transportation Authority, RB, Series A, (AGM), 5.75%, 06/01/34	730	829,788
		2,272,192
Utilities — 0.6%
Illinois Finance Authority, RB, Sustainability Bonds, 5.00%, 07/01/36	1,085	1,167,122
Total Municipal Bonds in Illinois		11,729,696
Indiana — 0.6%
County/City/Special District/School District — 0.2%
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Series A, 5.00%, 06/01/30	400	432,948
Health — 0.3%
Indiana Finance Authority, Refunding RB, 5.25%, 03/01/54	500	514,227
State — 0.1%
Indiana Finance Authority, Refunding RB
Series A, 5.00%, 02/01/30	195	209,934
Series C, 5.00%, 06/01/27	20	20,205
		230,139
Total Municipal Bonds in Indiana		1,177,314
Kentucky — 2.3%
Corporate — 0.4%
Kentucky Public Energy Authority, RB, Series A-1, 4.00%, 08/01/52(a)	25	25,367
Kentucky Public Energy Authority, Refunding RB, Series B, 5.00%, 01/01/55(a)	500	528,618
Louisville/Jefferson County Metropolitan Government, Refunding RB, 2.00%, 10/01/33	400	346,984
		900,969
County/City/Special District/School District — 0.3%
Scott County School District Finance Corp., RB, (ST INTERCEPT), 5.00%, 09/01/41	500	534,753
Housing — 0.3%
Kentucky Housing Corp., RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 6.25%, 07/01/55	480	525,022
State — 0.4%
Kentucky State Property & Building Commission, RB
Series A, 5.00%, 04/01/28	165	172,193
Series A, 5.00%, 09/01/28	20	21,038
Series A, 5.00%, 09/01/43	500	550,936
Kentucky State Property & Building Commission, Refunding RB, Series B, (SAP), 5.00%, 11/01/28	55	55,471
		799,638
Transportation — 0.2%
Kenton County Airport Board, ARB, Series A, AMT, 5.25%, 01/01/54	500	515,213
Security	Par (000)	Value
Utilities — 0.7%
Kentucky Bond Development Corp., RB, 5.50%, 10/31/56	$305	$ 327,680
Kentucky Municipal Energy Agency, RB, (AGM), 5.00%, 01/01/50	500	518,302
Louisville and Jefferson County Metropolitan Sewer District, Refunding RB, Series A, 5.00%, 05/15/37	500	563,431
		1,409,413
Total Municipal Bonds in Kentucky		4,685,008
Louisiana — 0.6%
Corporate — 0.6%
Parish of St. John the Baptist Louisiana, Refunding RB, Series C, 3.30%, 06/01/37(a)	1,250	1,274,822
State — 0.0%
State of Louisiana, Refunding GO, Series B, 5.00%, 08/01/28	30	30,053
Total Municipal Bonds in Louisiana		1,304,875
Maine — 0.3%
Education — 0.3%
Maine Health & Higher Educational Facilities Authority, RB, Series B, 5.25%, 10/01/54	500	525,369
Maryland — 1.1%
Housing — 0.5%
Maryland Community Development Administration, Refunding RB, S/F Housing, Series E, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 03/01/54	825	891,322
State — 0.6%
State of Maryland Department of Transportation, ARB
5.00%, 10/01/29	825	829,772
Series A, 4.00%, 10/01/30	35	36,375
State of Maryland, GO, Series A, 5.00%, 03/15/31	400	406,498
		1,272,645
Total Municipal Bonds in Maryland		2,163,967
Massachusetts — 2.5%
Education — 0.8%
Massachusetts Development Finance Agency, Refunding RB
Series B, 5.00%, 02/15/33	530	601,445
Series B, 5.00%, 02/15/34	455	521,588
Series B, 4.00%, 02/15/36	485	525,813
		1,648,846
Health — 0.5%
Massachusetts Development Finance Agency, RB
Series M, 5.00%, 07/01/32	500	553,110
Series M, 5.00%, 07/01/34	500	559,950
		1,113,060
State — 1.2%
Commonwealth of Massachusetts, GO, Series G, 4.00%, 09/01/32	1,325	1,326,982
Fund Schedules of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
State (continued)
Commonwealth of Massachusetts, GOL, Series E, 4.00%, 04/01/46	$530	$ 514,304
Commonwealth of Massachusetts, Refunding GOL, Series A, (AMBAC), 5.50%, 08/01/30	520	570,309
		2,411,595
Total Municipal Bonds in Massachusetts		5,173,501
Michigan — 2.3%
Health — 0.5%
Michigan Finance Authority, Refunding RB, Series A, 5.00%, 12/01/41	1,000	1,042,151
Housing — 0.6%
Michigan State Housing Development Authority, RB, S/F Housing, Series D, Sustainability Bonds, 6.25%, 06/01/55	945	1,030,723
Michigan State Housing Development Authority, Refunding RB, S/F Housing, Series B, Sustainability Bonds, 5.75%, 06/01/54	190	203,070
		1,233,793
State — 0.6%
Michigan State Building Authority, Refunding RB
Series I, 5.00%, 10/15/30	250	251,641
Series I, 5.00%, 10/15/32	250	251,549
Series I, 3.00%, 10/15/51	1,000	744,418
		1,247,608
Utilities — 0.6%
Great Lakes Water Authority Water Supply System Revenue, RB, Series D, 2nd Lien, 3.45%, 07/01/56(a)	125	126,541
Great Lakes Water Authority Water Supply System Revenue, Refunding RB, Series A, Senior Lien, 5.00%, 07/01/32	1,000	1,120,185
		1,246,726
Total Municipal Bonds in Michigan		4,770,278
Minnesota — 0.8%
County/City/Special District/School District — 0.0%
Metropolitan Council, GO, Series C, 5.00%, 12/01/26	45	45,436
Housing — 0.5%
Minnesota Housing Finance Agency, RB, S/F Housing, Series U, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 07/01/55	940	1,047,348
State — 0.3%
State of Minnesota, GO, Series A, 5.00%, 08/01/41	500	563,210
Total Municipal Bonds in Minnesota		1,655,994
Missouri — 0.9%
Health — 0.6%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
05/15/54(e)	1,000	1,087,706
Series A, 5.00%, 06/01/28	125	130,070
		1,217,776
Security	Par (000)	Value
Utilities — 0.3%
Missouri Joint Municipal Electric Utility Commission, RB, 5.25%, 01/01/56	$500	$ 529,158
Missouri Joint Municipal Electric Utility Commission, Refunding RB, 5.00%, 01/01/29	35	36,906
		566,064
Total Municipal Bonds in Missouri		1,783,840
Nebraska — 0.1%
Health — 0.1%
Village of Boys Town, Refunding RB, 3.00%, 09/01/28	250	249,517
Nevada — 0.3%
County/City/Special District/School District — 0.3%
Clark County School District, GOL, Series B, 5.00%, 06/15/28	130	135,885
County of Clark NV, Refunding GOL, Series A, 4.00%, 06/01/31	20	21,154
County of Clark NV, Refunding RB, Series C, 5.00%, 07/01/27	60	61,492
Washoe County School District, GOL, Series A, 4.00%, 10/01/54	490	450,045
Total Municipal Bonds in Nevada		668,576
New Hampshire — 0.5%
Housing — 0.3%
New Hampshire Housing Finance Authority, RB, S/F Housing, Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.50%, 01/01/56	485	545,658
Utilities — 0.2%
New Hampshire Business Finance Authority, RB, Series A, Sustainability Bonds, 5.50%, 06/01/55	500	526,071
Total Municipal Bonds in New Hampshire		1,071,729
New Jersey — 3.6%
Education — 0.9%
New Jersey Educational Facilities Authority, RB
Series A, 5.00%, 07/01/64(a)	1,000	1,094,903
Series A1, 5.00%, 03/01/36	650	743,020
		1,837,923
State — 2.6%
Garden State Preservation Trust, RB, Series A, (AGM), 5.75%, 11/01/28	770	802,507
New Jersey Transportation Trust Fund Authority, RB
Series A, 0.00%, 12/15/28(c)	180	167,502
Series A, 0.00%, 12/15/32(c)	250	202,446
Series AA, 3.00%, 06/15/50	1,000	756,719
Series C, (AGM), 0.00%, 12/15/29(c)	205	184,942
New Jersey Transportation Trust Fund Authority, RB, CAB(c)
Series A, 0.00%, 12/15/28	55	51,181
Series A, 0.00%, 12/15/38	530	328,856
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 06/15/31	185	203,605
Series A, 4.00%, 12/15/31	1,000	1,020,195
Series AA, 5.00%, 06/15/27	20	20,480
State of New Jersey, GO, Series A, 4.00%, 06/01/31	1,500	1,583,349
		5,321,782

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation — 0.1%
New Jersey Transportation Trust Fund Authority, RB, 5.00%, 12/15/28(d)	$175	$ 185,633
Total Municipal Bonds in New Jersey		7,345,338
New York — 17.0%
County/City/Special District/School District — 4.5%
City of New York, GO
Series 1, 5.00%, 08/01/28	35	36,772
Series C, 4.00%, 08/01/40	1,840	1,821,568
Sub-Series D-1, 5.00%, 12/01/35	500	522,175
Sub-Series D-1, 4.00%, 12/01/41	1,000	983,775
City of New York, Refunding GO, Series B-1, 5.00%, 08/01/31	1,000	1,100,144
Nassau County Interim Finance Authority, Refunding RB, Series A, 4.00%, 11/15/34	310	325,328
New York City Industrial Development Agency, Refunding RB
(AGM), 5.00%, 03/01/30	360	386,551
(AGM), 4.00%, 03/01/45	300	289,045
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, 5.00%, 08/01/36	500	518,841
Subordinate, 4.00%, 05/01/42	1,000	983,226
Series A-1, Subordinate, 5.00%, 05/01/32	560	623,130
Series B, Subordinate, 5.00%, 05/01/35	170	191,066
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB
Series B-1, 5.00%, 11/01/31	30	33,195
Series D-1, Subordinate, 5.00%, 11/01/31	170	188,106
Series E-1, Subordinate, 5.00%, 11/01/28	205	216,578
Series F-1, Subordinate, 5.00%, 11/01/27	20	20,669
Series F-1, Subordinate, 5.00%, 11/01/31	135	149,379
Series G-1, Subordinate, 5.00%, 11/01/28	240	253,555
Series J-1, Subordinate, 5.00%, 11/01/30	305	332,594
New York State Dormitory Authority, RB, Class A, (AGM SAW), 5.00%, 10/01/30	230	251,642
New York State Dormitory Authority, Refunding RB, Series E, 5.00%, 09/15/28(d)	5	5,267
		9,232,606
Education — 0.6%
New York State Dormitory Authority, RB, Series A, 4.00%, 07/01/41	1,000	1,000,000
New York State Dormitory Authority, Refunding RB, Series A, 5.50%, 07/01/54	290	316,177
		1,316,177
State — 5.1%
Empire State Development Corp., RB, Class A, 4.00%, 03/15/47	1,000	930,369
Empire State Development Corp., Refunding RB
Series A, 5.00%, 03/15/39	1,000	1,053,503
Series E-4, 3.00%, 03/15/47	715	555,183
Series E-4, 3.00%, 03/15/50	1,130	846,949
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB
Series S-2A, Subordinate, (SAW), 5.00%, 07/15/27	60	61,641
Series S-2A, Subordinate, (SAW), 4.00%, 07/15/36	1,455	1,468,517
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/35	740	766,103
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/43	500	491,337
Security	Par (000)	Value
State (continued)
New York State Dormitory Authority, Refunding RB (continued)
Series A, 5.00%, 03/15/43	$250	$ 277,289
Series A, 3.00%, 03/15/51	1,000	748,927
Series D, 4.00%, 02/15/47	1,000	952,759
Series E, 3.00%, 03/15/41	1,500	1,320,604
New York State Thruway Authority, Refunding RB, Series A-1, 4.00%, 03/15/44	1,000	969,852
		10,443,033
Transportation — 6.0%
Metropolitan Transportation Authority, RB, Series A-1, Sustainability Bonds, 4.00%, 11/15/48	500	453,783
Metropolitan Transportation Authority, Refunding RB
Class B, 5.00%, 11/15/30	500	546,145
Series B, 5.00%, 11/15/37	1,075	1,080,977
Miami-Dade County Educational Facilities Authority, RB, Series A, 5.00%, 11/15/44	1,000	1,076,346
New York State Thruway Authority, Refunding RB
Series A, 5.00%, 01/01/44	250	277,743
Series B, Subordinate, 4.00%, 01/01/50	1,000	924,978
New York Transportation Development Corp., RB
AMT, Sustainability Bonds, 5.25%, 06/30/49	100	101,622
AMT, Sustainability Bonds, 5.50%, 06/30/60	1,000	1,020,505
New York Transportation Development Corp., Refunding RB
Series A, AMT, Sustainability Bonds, 5.50%, 12/31/54	1,000	1,031,216
Series A, AMT, Sustainability Bonds, 5.50%, 12/31/60	2,000	2,048,058
Port Authority of New York & New Jersey, Refunding ARB
Series 238, AMT, 5.00%, 07/15/36	1,545	1,699,354
Series 238, AMT, 5.00%, 07/15/37	280	304,777
Triborough Bridge & Tunnel Authority, RB
Class A, 5.00%, 12/01/44	500	546,039
Series A, 4.00%, 11/15/42	215	212,167
Triborough Bridge & Tunnel Authority, Refunding RB, Series B, 5.00%, 11/15/38	1,000	1,015,834
		12,339,544
Utilities — 0.8%
Long Island Power Authority, RB, Series B, 3.00%, 09/01/55(a)	465	465,955
Long Island Power Authority, Refunding RB, Series A, 5.00%, 09/01/42	240	266,857
New York Power Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/15/50	1,000	951,956
		1,684,768
Total Municipal Bonds in New York		35,016,128
North Carolina — 1.8%
Housing — 0.5%
North Carolina Housing Finance Agency, RB, S/F Housing, Series 55A, (FHLMC, FNMA, GNMA), 6.25%, 07/01/55	940	1,021,944
State — 0.1%
North Carolina Turnpike Authority, RB, CAB, 0.00%, 01/01/49(c)	1,000	342,422
Transportation — 0.2%
North Carolina Turnpike Authority, RB, Series B, (AGM), 0.00%, 01/01/34(c)	500	385,772
Fund Schedules of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utilities — 1.0%
City of Charlotte NC Water & Sewer System Revenue, Refunding RB, 5.00%, 07/01/43	$250	$ 282,088
North Carolina Municipal Power Agency No. 1, Refunding RB
01/01/29(e)	1,000	1,055,217
Series A, 5.00%, 01/01/28	650	650,000
		1,987,305
Total Municipal Bonds in North Carolina		3,737,443
North Dakota — 0.5%
Housing — 0.5%
North Dakota Housing Finance Agency, RB, S/F Housing, Series D, Sustainability Bonds, 6.00%, 07/01/55	965	1,063,933
Ohio — 1.8%
Corporate — 0.5%
Ohio Air Quality Development Authority, Refunding RB, Series A, AMT, 4.25%, 11/01/39(a)	1,000	1,008,733
County/City/Special District/School District — 0.2%
JobsOhio Beverage System, Refunding RB, Class A, Senior Lien, 5.00%, 01/01/53	375	394,872
Education — 0.1%
Ohio Higher Educational Facility Commission, RB, Class A, Sustainability Bonds, 5.25%, 10/01/53	205	215,517
Health — 0.3%
State of Ohio, Refunding RB, 5.00%, 01/01/32	500	552,568
Utilities — 0.7%
American Municipal Power, Inc., Refunding RB, 5.00%, 02/15/33	1,000	1,070,343
Ohio Water Development Authority, RB, Class A, 5.25%, 12/01/45	380	423,481
		1,493,824
Total Municipal Bonds in Ohio		3,665,514
Oklahoma — 0.3%
Utilities — 0.3%
Grand River Dam Authority, Refunding RB, Series A, 5.00%, 06/01/42	500	547,475
Oregon — 0.0%
Utilities — 0.0%
City of Portland OR Sewer System Revenue, Refunding RB, Series A, 2nd Lien, 5.00%, 03/01/28	45	46,917
Pennsylvania — 4.9%
County/City/Special District/School District — 0.6%
County of Allegheny Pennsylvania, GO, Series C-80, 5.00%, 12/01/49	250	260,741
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.50%, 06/30/43	500	533,429
School District of Philadelphia, GOL, Series A, (SAW), 5.50%, 09/01/51	500	547,886
		1,342,056
Health — 1.5%
Geisinger Authority, Refunding RB, 5.00%, 04/01/50	1,000	1,011,723
Security	Par (000)	Value
Health (continued)
Northampton County General Purpose Authority, Refunding RB, Series A2, 5.00%, 08/15/34	$975	$ 1,083,759
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 5.00%, 12/15/46	1,000	1,053,670
		3,149,152
State — 1.3%
Commonwealth of Pennsylvania, GO
5.00%, 10/01/31	1,000	1,112,305
5.00%, 10/01/40	500	545,954
Pennsylvania Economic Development Financing Authority, RB, 5.00%, 12/31/38	1,000	1,000,362
		2,658,621
Transportation — 1.3%
Allegheny County Airport Authority, ARB, Series A, AMT, (AGM), 5.50%, 01/01/53	835	874,836
Delaware River Port Authority, ARB, Series A, 5.00%, 01/01/39	125	130,455
Pennsylvania Economic Development Financing Authority, RB, AMT, (AGM), 5.00%, 12/31/57	750	762,086
Pennsylvania Turnpike Commission, RB
Series A, Subordinate, 4.00%, 12/01/46	425	407,054
Series A, Subordinate, 4.00%, 12/01/50	480	439,422
		2,613,853
Utilities — 0.2%
Philadelphia Gas Works Co., Refunding RB, Series A, 5.25%, 08/01/49	305	322,488
Total Municipal Bonds in Pennsylvania		10,086,170
Rhode Island — 0.2%
Housing — 0.1%
Rhode Island Housing & Mortgage Finance Corp., RB, S/F Housing, Series 81-A, Sustainability Bonds, (GNMA), 5.45%, 10/01/53	175	182,830
Transportation — 0.1%
Rhode Island Commerce Corp., RB, Series B, 5.00%, 06/15/31	280	280,495
Total Municipal Bonds in Rhode Island		463,325
South Carolina — 1.3%
Health — 0.2%
South Carolina Jobs-Economic Development Authority, RB, Series A, 5.50%, 11/01/45	360	396,557
Housing — 0.3%
South Carolina State Housing Finance & Development Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 6.50%, 07/01/55	475	534,465
Utilities — 0.8%
South Carolina Public Service Authority, RB, Series A, 5.50%, 12/01/54	500	534,194
South Carolina Public Service Authority, Refunding RB
Series A, 4.00%, 12/01/40	750	746,866
Series A, 5.25%, 12/01/50	400	424,389
Series B, 5.00%, 12/01/28	40	42,174
		1,747,623
Total Municipal Bonds in South Carolina		2,678,645

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Tennessee — 0.0%
County/City/Special District/School District — 0.0%
Metropolitan Government of Nashville & Davidson County Tennessee, Refunding GO
5.00%, 01/01/27	$20	$ 20,000
4.00%, 07/01/28	35	36,019
Total Municipal Bonds in Tennessee		56,019
Texas — 8.8%
Corporate — 0.3%
Texas Municipal Gas Acquisition & Supply Corp. IV, RB, Series A, 5.50%, 01/01/54(a)	500	529,667
Texas Municipal Gas Acquisition and Supply Corp. I, RB, Series D, Senior Lien, 6.25%, 12/15/26	135	136,973
		666,640
County/City/Special District/School District — 3.0%
Alamo Community College District, GOL, 5.00%, 02/15/27	45	45,690
Aldine Independent School District, Refunding GO, Series B, (PSF), 5.00%, 02/15/28	25	25,977
Anna Independent School District, GO, (PSF), 5.25%, 02/15/55	500	531,296
Arlington Independent School District, Refunding GO, (PSF), 5.00%, 02/15/28	25	26,037
City of Austin Texas, Refunding GOL, 5.00%, 09/01/28	20	21,030
City of Austin, Refunding GOL, 5.00%, 09/01/29	20	21,443
City of Dallas Texas, GOL, Series A, 5.00%, 02/15/27	125	126,910
City of Dallas Texas, Refunding GOL
Series A, 5.00%, 02/15/28	40	41,608
Series C, 5.00%, 02/15/27	30	30,458
Series C, 5.00%, 02/15/31	70	76,712
City of Fort Worth Texas, GOL, 5.00%, 03/01/27	130	132,172
City of Houston Texas, Refunding GOL
Series A, 5.00%, 03/01/27	25	25,411
Series A, 5.00%, 03/01/28	140	145,893
City of San Antonio Texas, GOL, 5.00%, 02/01/28	70	72,837
City of San Antonio Texas, Refunding GOL, 5.00%, 08/01/28	20	21,011
Conroe Independent School District, Refunding GO, Series A, (PSF), 5.00%, 02/15/28	50	52,083
County of Williamson Texas, GOL, 5.00%, 02/15/28	50	51,994
Cypress-Fairbanks Independent School District, Refunding GO, Series A, (PSF), 5.00%, 02/15/28	35	36,430
Dallas County Utility & Reclamation District, Refunding GO, 5.00%, 02/15/28	500	517,508
Dallas Independent School District, GO(a)
Series A-5, (PSF), 5.00%, 02/15/55	500	533,832
Series B, (PSF), 5.00%, 02/15/56	105	112,030
Denton Independent School District, GO, Series B2, (PSF), 4.00%, 08/15/55(a)	230	238,959
Fort Worth Independent School District, Refunding GO, (PSF), 5.00%, 02/15/28	110	114,565
Grayson County Junior College District, GOL, 4.00%, 02/15/49	500	471,337
Harris County Flood Control District, Refunding GOL, 5.00%, 09/15/27	45	46,353
Lamar Consolidated Independent School District, Refunding GO
Series A, (PSF), 5.00%, 02/15/27	30	30,462
Series A, (PSF), 5.00%, 02/15/31	75	82,245
Leander Independent School District, Refunding GO, CAB, Series A, (PSF), 0.00%, 08/15/35(c)	210	152,595
Security	Par (000)	Value
County/City/Special District/School District (continued)
Midland Independent School District, GO, (PSF), 5.00%, 02/15/28	$35	$ 36,452
North East Independent School District, Refunding GO, (PSF), 5.25%, 02/01/27	20	20,313
Plano Independent School District, GO, 5.00%, 02/15/28	20	20,830
Plano Independent School District, Refunding GO, Series B, (PSF), 5.00%, 02/15/28	50	52,075
Prosper Independent School District, GO, Series A, (PSF), 4.00%, 02/15/54	500	459,767
Rockwall Independent School District, Refunding GO, (PSF), 5.00%, 02/15/30	30	32,428
Round Rock Independent School District, Refunding GO, Series A, (PSF), 5.00%, 08/01/28	55	57,819
Spring Independent School District, Refunding GO
(PSF), 5.25%, 08/15/49	1,000	1,078,657
(PSF), 5.25%, 08/15/55	600	638,670
Wylie Independent School District/Collin County, GO, (PSF), 5.00%, 08/15/28	20	21,042
		6,202,931
Education — 1.1%
Board of Regents of the University of Texas System, Refunding RB
Series A, 5.00%, 08/15/27	145	149,080
Series A, 5.00%, 08/15/39	500	570,919
Series B, 5.00%, 08/15/35	310	358,257
Series C, 5.00%, 08/15/28	25	26,271
Brazos Higher Education Authority, Inc., RB, Series 1A, AMT, 5.13%, 04/01/43	365	378,689
Houston Higher Education Finance Corp., Refunding RB, 5.00%, 05/15/34	500	572,341
Texas Tech University System, Refunding RB, Series A, 4.25%, 02/15/55	250	237,521
		2,293,078
Health — 0.1%
Harris County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/51(a)	120	130,775
Tarrant County Cultural Education Facilities Finance Corp., RB
Class F, 5.00%, 11/15/52(a)	15	16,069
Series A, 5.50%, 11/15/52	105	113,442
		260,286
State — 0.4%
State of Texas, Refunding GO, 5.00%, 10/01/41	250	279,607
Texas Transportation Finance Corp., Refunding RB, Subordinate, 5.00%, 10/01/42	500	551,748
		831,355
Transportation — 1.5%
Central Texas Turnpike System, RB, Series A, (AMBAC), 0.00%, 08/15/30(c)	270	235,495
Central Texas Turnpike System, Refunding RB, Series C, 5.00%, 08/15/41	250	271,343
Dallas Area Rapid Transit, Refunding RB, Senior Lien, 5.00%, 12/01/29	20	21,503
Dallas Fort Worth International Airport, Refunding RB, Series A, 4.00%, 11/01/34	1,250	1,284,879
Grand Parkway Transportation Corp., Refunding RB, 4.00%, 10/01/49	500	456,770
North Texas Tollway Authority, Refunding RB
Series B, 5.00%, 01/01/34	160	180,285
Fund Schedules of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
North Texas Tollway Authority, Refunding RB (continued)
Series D, (AGM), 0.00%, 01/01/28(c)	$100	$ 95,952
Port Authority of Houston of Harris County Texas, ARB, 1st Lien, 5.00%, 10/01/48	455	475,884
		3,022,111
Utilities — 2.4%
City of Austin Texas Electric Utility Revenue, Refunding RB
5.00%, 11/15/28	30	31,672
5.00%, 11/15/29	20	21,500
5.00%, 11/15/50	265	279,039
City of Corpus Christi Texas Utility System Revenue, Refunding RB, Senior Lien, (AGM), 5.25%, 07/15/50	500	530,656
City of Garland Texas Electric Utility System Revenue, Refunding RB, 4.00%, 03/01/49	1,000	912,610
City of Houston Texas Combined Utility System Revenue, Refunding RB, 1st Lien, 5.00%, 11/15/31	20	22,156
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, 4.00%, 02/01/28	25	25,627
Lower Colorado River Authority, Refunding RB
(AGM), 5.00%, 05/15/28	50	52,338
5.00%, 05/15/28	20	20,890
5.00%, 05/15/29	20	21,288
(AGM), 5.25%, 05/15/53	220	231,045
Series A, 5.00%, 05/15/27	25	25,524
San Antonio Water System, Refunding RB, Series A, 2nd Lien, 5.00%, 05/15/27	25	25,556
Texas Water Development Board, RB
Series A, 4.00%, 10/15/37	1,180	1,186,458
Series A, 4.00%, 10/15/41	475	478,542
Series A, 5.00%, 10/15/53	910	952,463
Trinity River Authority Central Regional Wastewater System Revenue, Refunding RB, 3.00%, 08/01/31	25	24,900
		4,842,264
Total Municipal Bonds in Texas		18,118,665
Utah — 0.7%
Housing — 0.5%
Utah Housing Corp., RB, S/F Housing, Series G, (FHLMC, FNMA, GNMA), 6.25%, 07/01/55	925	1,025,531
State — 0.0%
Utah State Building Ownership Authority, Refunding RB, 5.00%, 05/15/28	50	52,290
Transportation — 0.2%
City of Salt Lake City UT Airport Revenue, ARB, Series A, AMT, 5.25%, 07/01/48	315	328,483
Utilities — 0.0%
Intermountain Power Agency, Refunding RB, Series A, 5.00%, 07/01/27	100	102,476
Total Municipal Bonds in Utah		1,508,780
Virginia — 1.6%
State — 1.1%
Virginia College Building Authority, RB, 5.00%, 02/01/27	50	50,718
Virginia College Building Authority, Refunding RB, Series E, 5.00%, 02/01/28	500	520,101
Security	Par (000)	Value
State (continued)
Virginia Commonwealth Transportation Board, Refunding RB
5.00%, 05/15/34	$580	$ 663,345
Series A, 5.00%, 05/15/31	1,000	1,030,522
		2,264,686
Transportation — 0.5%
Virginia Small Business Financing Authority, Refunding RB, AMT, Senior Lien, 5.00%, 07/01/36	1,000	1,054,416
Total Municipal Bonds in Virginia		3,319,102
Washington — 1.8%
County/City/Special District/School District — 0.1%
King County School District No. 414 Lake Washington, GOL, 5.00%, 12/01/26	80	80,795
Pierce County School District No. 10 Tacoma, GO, (GTD), 5.00%, 12/01/27	40	41,398
		122,193
Transportation — 1.4%
County of Spokane Washington Airport Revenue, ARB, Series B, AMT, 5.25%, 01/01/54	925	956,090
Port of Seattle Washington, Refunding ARB
AMT, Intermediate Lien, 4.00%, 08/01/47	1,000	919,774
Series B, AMT, Intermediate Lien, 5.25%, 07/01/49	1,000	1,048,386
		2,924,250
Utilities — 0.3%
Douglas County Public Utility District No. 1 Wells Hydroelectric Project Revenue, RB, Series B, 3.00%, 09/01/52	500	385,360
Energy Northwest, Refunding RB, Series A, 5.00%, 07/01/39	260	289,531
		674,891
Total Municipal Bonds in Washington		3,721,334
Wisconsin — 2.3%
Health — 1.3%
Wisconsin Health & Educational Facilities Authority, RB, 5.25%, 08/15/55	1,000	1,036,132
Wisconsin Health & Educational Facilities Authority, Refunding RB
Series A, 5.00%, 08/15/30	500	539,321
Series A, 5.00%, 11/15/39	1,000	1,001,893
		2,577,346
Housing — 0.5%
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing, Series C, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 03/01/55	955	1,035,930
State — 0.0%
State of Wisconsin, GO, Series B, 5.00%, 05/01/27	20	20,430

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation — 0.5%
Public Finance Authority, RB
AMT, 5.75%, 06/30/60	$500	$ 523,615
AMT, 5.75%, 12/31/65	500	523,615
		1,047,230
Total Municipal Bonds in Wisconsin		4,680,936
Total Long-Term Investments — 99.3% (Cost: $205,931,026)		204,143,518

	Shares
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.55%(f)(g)	1,753,067	1,753,242
Total Short-Term Securities — 0.9% (Cost: $1,753,242)		1,753,242
Total Investments — 100.2% (Cost: $207,684,268)		205,896,760
Liabilities in Excess of Other Assets — (0.2)%		(334,553)
Net Assets — 100.0%		$ 205,562,207

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	When-issued security.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 1,781,413	$ —	$ (28,171)(a)	$ —	$ —	$ 1,753,242	1,753,067	$ 17,171	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 204,143,518	$ —	$ 204,143,518
Short-Term Securities
Money Market Funds	1,753,242	—	—	1,753,242
	$1,753,242	$204,143,518	$—	$205,896,760
See notes to financial statements.
Fund Schedules of Investments

Schedule of Investments (unaudited)
June 30, 2026
iShares Short-Term TIPS Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Treasury Obligations
U.S. Treasury Inflation-Indexed Bonds
2.38%, 01/15/27	$24,296	$ 24,235,863
1.75%, 01/15/28	22,738	22,580,791
3.63%, 04/15/28	23,432	24,022,918
2.50%, 01/15/29	21,494	21,762,158
3.88%, 04/15/29	26,856	28,201,019
1.25%, 04/15/31	70,812	68,615,460
U.S. Treasury Inflation-Indexed Notes
0.13%, 07/15/26 - 01/15/31	355,763	341,978,885
0.38%, 01/15/27 - 07/15/27	104,067	102,513,207
1.63%, 10/15/27 - 04/15/30	197,238	195,644,192
0.50%, 01/15/28	56,259	54,824,104
1.25%, 04/15/28	61,387	60,394,265
0.75%, 07/15/28	48,643	47,565,455
2.38%, 10/15/28	62,858	63,530,867
0.88%, 01/15/29	43,517	42,327,108
2.13%, 04/15/29	63,657	63,843,178
0.25%, 07/15/29	49,711	47,413,454
1.13%, 10/15/30	71,069	69,012,293
Total Long-Term Investments — 99.3% (Cost: $1,293,560,930)		1,278,465,217

Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(a)(b)	11,028,020	$ 11,028,020
Total Short-Term Securities — 0.9% (Cost: $11,028,020)		11,028,020
Total Investments — 100.2% (Cost: $1,304,588,950)		1,289,493,237
Liabilities in Excess of Other Assets — (0.2)%		(2,631,598)
Net Assets — 100.0%		$ 1,286,861,639

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ 6,048,837	$ 4,979,183 (a)	$ —	$ —	$ —	$ 11,028,020	11,028,020	$ 282,127 (b)	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations	$ —	$ 1,278,465,217	$ —	$ 1,278,465,217
Short-Term Securities
Money Market Funds	11,028,020	—	—	11,028,020
	$11,028,020	$1,278,465,217	$—	$1,289,493,237
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
June 30, 2026
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 7.1%
ANZ Group Holdings Ltd.	1,909,483	$ 46,599,753
APA Group(a)	838,591	5,875,612
Aristocrat Leisure Ltd.	343,836	14,570,906
ASX Ltd.	126,726	4,676,588
BHP Group Ltd., Class DI	3,219,041	134,146,887
Brambles Ltd.	855,313	11,548,509
CAR Group Ltd.	227,998	4,070,006
Cochlear Ltd.	42,251	3,548,904
Coles Group Ltd.	855,407	14,408,019
Commonwealth Bank of Australia	1,060,132	120,817,079
Computershare Ltd.	329,765	8,733,146
CSL Ltd.	308,841	24,640,812
Evolution Mining Ltd.	1,300,164	10,750,730
Fortescue Ltd.	1,024,019	13,629,978
Glencore PLC	5,947,441	40,552,156
Goodman Group	1,262,984	27,250,422
Insurance Australia Group Ltd.	1,414,396	7,910,639
Lottery Corp. Ltd.	1,419,949	5,644,744
Lynas Rare Earths Ltd.(b)	582,196	7,305,312
Macquarie Group Ltd.	229,377	39,875,824
Medibank Pvt Ltd.	1,744,650	5,994,210
National Australia Bank Ltd.	1,943,310	51,028,930
Northern Star Resources Ltd.	868,550	11,499,320
Origin Energy Ltd.	1,091,354	8,295,457
PLS Group Ltd.(b)	1,991,955	6,980,294
Pro Medicus Ltd.	37,001	5,230,961
Qantas Airways Ltd.	479,806	3,525,272
QBE Insurance Group Ltd.	952,825	16,574,512
REA Group Ltd.	34,029	3,278,140
Rio Tinto Ltd.	224,822	27,050,546
Rio Tinto PLC	675,758	63,929,925
Santos Ltd.	2,057,457	10,206,806
Scentre Group	3,308,735	8,819,738
SGH Ltd.	132,874	4,291,941
Sigma Healthcare Ltd.	3,290,800	6,265,898
Sonic Healthcare Ltd.	292,941	4,215,635
South32 Ltd.	2,842,171	7,717,644
Stockland	1,562,886	4,407,334
Suncorp Group Ltd.	685,993	9,151,930
Telstra Group Ltd.	2,491,554	8,737,551
Transurban Group(a)	1,974,414	19,631,483
Vicinity Ltd.	2,522,525	4,494,718
Washington H Soul Pattinson & Co. Ltd.	218,894	6,996,889
Wesfarmers Ltd.	722,216	45,198,626
Westpac Banking Corp.	2,166,748	52,794,228
WiseTech Global Ltd.	122,431	2,808,782
Woodside Energy Group Ltd.	1,213,931	23,476,245
Woolworths Group Ltd.	777,461	21,481,157
		990,640,198
Austria — 0.4%
BAWAG Group AG(c)	47,807	9,584,531
Erste Group Bank AG	196,126	26,249,095
OMV AG	94,213	5,920,490
Raiffeisen Bank International AG	81,692	5,222,321
Verbund AG	42,277	2,679,233
		49,655,670
Belgium — 0.9%
Ageas SA	92,636	7,411,872
Anheuser-Busch InBev SA	569,261	47,037,911
Security	Shares	Value
Belgium (continued)
D’ieteren Group	13,793	$ 2,692,533
Elia Group SA	28,320	4,509,649
Financiere de Tubize SA	12,924	3,414,361
Groupe Bruxelles Lambert NV	46,410	4,231,645
KBC Group NV	146,357	19,989,681
Lotus Bakeries NV	253	3,355,610
Sofina SA	9,880	2,516,349
Syensqo SA	45,513	3,365,081
UCB SA	77,012	23,055,163
		121,579,855
Brazil — 0.0%
Yara International ASA	102,799	4,520,874
Chile — 0.1%
Antofagasta PLC	218,588	11,094,026
China — 0.4%
BOC Hong Kong Holdings Ltd.	2,308,534	12,527,347
Prosus NV	828,880	36,017,819
SITC International Holdings Co. Ltd.	882,000	3,538,188
Wilmar International Ltd.	1,014,083	2,830,185
Yangzijiang Shipbuilding Holdings Ltd.	1,646,400	4,367,576
		59,281,115
Czech Republic — 0.0%
CSG NV(b)	101,498	1,481,421
Denmark — 1.7%
AP Moller - Maersk A/S, Class A	1,545	3,566,302
AP Moller - Maersk A/S, Class B	2,007	4,767,724
Carlsberg A/S, Class B	59,127	7,737,326
Coloplast A/S, Class B	78,304	4,459,754
Danske Bank A/S	396,725	21,265,483
Demant A/S(b)	56,531	2,321,981
DSV A/S	121,857	28,996,274
Genmab A/S(b)	39,123	10,725,657
Novo Nordisk A/S, Class B	2,040,251	97,986,968
Novonesis Novozymes B, Class B	223,226	14,089,720
Orsted A/S(b)(c)	301,053	6,767,558
Pandora A/S	47,424	5,448,377
Rockwool AS, Class B, B Shares	60,965	1,955,382
Tryg A/S	193,652	4,408,101
Vestas Wind Systems A/S	607,760	17,207,737
		231,704,344
Finland — 1.2%
Elisa OYJ	90,554	3,800,286
Fortum OYJ	282,577	6,537,272
Kesko OYJ, Class B, B Shares	169,579	3,791,332
Kone OYJ, Class B	208,142	11,840,156
Metso OYJ	411,748	7,159,887
Neste OYJ	269,777	8,808,221
Nokia OYJ	3,182,975	42,448,860
Nordea Bank Abp	1,951,795	37,039,032
Orion OYJ, Class B	69,100	5,676,392
Sampo OYJ, Class A, A Shares	1,511,227	15,870,820
Stora Enso OYJ, Class R	352,886	3,764,502
UPM-Kymmene OYJ	331,919	8,798,306
Wartsila OYJ Abp	309,255	11,811,116
		167,346,182
France — 9.3%
Abivax SA(b)	33,558	4,425,962
Accor SA	116,578	6,762,096
Aeroports de Paris SA	21,505	2,804,133
Fund Schedules of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Air Liquide SA	403,178	$ 79,840,102
Airbus SE	376,431	83,752,758
Alstom SA(b)	215,146	3,758,712
Amundi SA(c)	38,442	3,690,200
AXA SA	993,300	49,773,685
Ayvens SA(c)	226,949	2,989,451
BioMerieux	26,692	2,095,357
BNP Paribas SA	628,074	73,354,740
Bollore SE	391,586	1,815,559
Bouygues SA	124,408	6,947,409
Bureau Veritas SA	201,268	6,164,593
Capgemini SE	96,189	9,656,657
Carrefour SA	370,688	6,881,809
Cie de Saint-Gobain SA	280,098	25,399,953
Cie Generale des Etablissements Michelin SCA	392,031	15,144,263
Covivio SA/France	35,694	2,185,635
Credit Agricole SA	575,069	11,566,404
Danone SA	399,286	32,636,961
Dassault Aviation SA	10,831	3,557,805
Dassault Systemes SE	421,854	8,604,660
Eiffage SA	43,189	6,370,597
Engie SA	1,127,433	35,485,414
EssilorLuxottica SA	191,627	35,982,097
Gecina SA	28,607	2,403,620
Getlink SE	156,790	3,332,804
Hermes International SCA	16,385	29,963,148
Ipsen SA	21,238	4,092,968
Kering SA	45,194	12,783,879
Klepierre SA	133,578	5,582,698
Legrand SA	161,978	27,446,250
L’Oreal SA	152,874	67,013,341
LVMH Moet Hennessy Louis Vuitton SE	157,641	87,184,955
Orange SA	1,171,129	22,086,065
Pernod Ricard SA	126,932	9,226,404
Publicis Groupe SA	143,954	14,225,948
Renault SA	119,343	3,428,416
Rexel SA	137,878	6,040,504
Safran SA	218,641	86,162,193
Sanofi SA	692,738	59,231,567
Sartorius Stedim Biotech	18,129	3,759,102
Schneider Electric SE	347,325	113,653,651
Societe Generale SA	404,782	35,827,294
Sodexo SA(d)	49,041	2,836,568
Thales SA	58,287	14,979,836
TotalEnergies SE	1,247,709	96,479,684
Unibail-Rodamco-Westfield	68,480	8,014,012
Veolia Environnement SA	375,903	15,664,341
Vinci SA	295,086	43,096,740
		1,296,163,000
Germany — 8.3%
adidas AG, Class N	102,626	21,061,875
Allianz SE, Registered Shares	240,994	114,074,008
BASF SE	565,409	30,222,845
Bayer AG, Class N, Registered Shares	622,362	34,421,704
Bayerische Motoren Werke AG	177,811	11,673,060
Beiersdorf AG(d)	58,377	5,027,637
Brenntag SE, Class N	74,323	4,519,379
Commerzbank AG	410,702	17,493,701
Continental AG	68,298	5,651,325
CTS Eventim AG & Co. KGaA	37,224	2,174,206
Daimler Truck Holding AG	292,415	14,102,897
Security	Shares	Value
Germany (continued)
Deutsche Bank AG, Class N, Registered Shares	1,149,827	$ 38,941,177
Deutsche Boerse AG, Class N	115,070	31,385,310
Deutsche Lufthansa AG, Registered Shares	372,300	4,266,129
Deutsche Post AG, Class N	585,127	35,573,634
Deutsche Telekom AG, Class N, Registered Shares	2,175,193	59,305,066
E.ON SE, Class N	1,422,275	29,247,510
Evonik Industries AG	163,443	2,965,752
Fresenius Medical Care AG	121,863	5,516,830
Fresenius SE & Co. KGaA	268,233	12,254,609
GEA Group AG	92,555	6,355,371
Hannover Rueck SE, Class N	38,504	10,663,145
Heidelberg Materials AG	83,795	15,985,564
Henkel AG & Co. KGaA	57,603	4,558,603
Hensoldt AG(d)	39,441	3,063,566
Hochtief AG	9,354	5,422,028
Infineon Technologies AG, Class N	827,296	77,932,846
Knorr-Bremse AG	40,848	4,753,060
Mercedes-Benz Group AG, Class N	459,346	23,104,488
Merck KGaA	81,874	13,725,738
MTU Aero Engines AG, Class N	34,151	14,230,828
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class N, Registered Shares	82,763	46,219,853
Nemetschek SE	37,251	2,267,883
Rational AG	3,311	2,425,593
Rheinmetall AG	29,494	33,557,740
RWE AG	407,567	26,357,359
SAP SE	661,515	101,971,310
Scout24 SE(c)	44,234	3,660,565
Siemens AG, Class N, Registered Shares	470,624	151,308,903
Siemens Energy AG(b)	490,956	93,596,578
Siemens Healthineers AG(c)	214,375	8,361,172
Symrise AG, Class A	83,902	8,416,193
Talanx AG(b)	37,625	4,758,980
Vonovia SE	456,853	11,270,322
Zalando SE(b)(c)	133,893	3,879,690
		1,157,726,032
Guatemala — 0.0%
Millicom International Cellular SA	57,924	5,257,182
Hong Kong — 1.6%
AIA Group Ltd.	6,656,883	60,945,303
CK Asset Holdings Ltd.	1,108,589	6,262,915
CK Infrastructure Holdings Ltd.	417,344	3,181,917
CLP Holdings Ltd.	1,068,261	9,984,832
Futu Holdings Ltd., ADR	32,018	3,001,367
Henderson Land Development Co. Ltd.	843,774	2,676,222
HKT Trust & HKT Ltd., Class SS(a)	2,161,417	3,215,641
Hong Kong & China Gas Co. Ltd.	6,985,383	5,801,199
Hong Kong Exchanges & Clearing Ltd.	748,943	34,846,038
Hongkong Land Holdings Ltd.	613,093	4,367,727
Jardine Matheson Holdings Ltd.	102,086	6,295,404
Link REIT	1,657,391	7,733,953
MTR Corp. Ltd.(d)	1,013,533	3,952,833
Power Assets Holdings Ltd.	864,118	6,296,648
Prudential PLC	1,601,271	21,268,093
Sino Land Co. Ltd.	2,283,975	2,999,859
Sun Hung Kai Properties Ltd.	826,088	11,890,147
Swire Pacific Ltd., Class A	236,200	2,467,219
Techtronic Industries Co. Ltd.	869,131	14,463,692

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
WH Group Ltd.(c)	4,876,607	$ 5,170,738
Wharf Real Estate Investment Co. Ltd.	961,245	2,625,147
		219,446,894
Ireland — 0.4%
AerCap Holdings NV	102,081	14,881,368
AIB Group PLC	1,330,218	15,633,363
Bank of Ireland Group PLC	599,180	11,937,441
Kerry Group PLC, Class A	101,187	9,281,944
Kingspan Group PLC	96,266	8,803,567
		60,537,683
Israel — 1.1%
Azrieli Group Ltd.	28,758	3,898,957
Bank Hapoalim BM	813,589	18,765,795
Bank Leumi Le-Israel BM	924,743	20,694,446
Check Point Software Technologies Ltd.(b)	49,523	6,508,808
CyberArk Software Ltd.(b)	30,539	1,374,255
Elbit Systems Ltd.	17,693	13,453,300
Enlight Renewable Energy Ltd.(b)	86,969	7,680,038
Harel Insurance Investments & Financial Services Ltd.	71,529	3,768,082
ICL Group Ltd.	449,700	2,255,669
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A	789,674	7,818,829
Mizrahi Tefahot Bank Ltd.	98,844	6,546,611
Nova Ltd.(b)	19,856	10,560,071
OPC Energy Ltd.(b)	94,532	2,927,930
Phoenix Financial Ltd.	144,167	7,970,821
Teva Pharmaceutical Industries Ltd., ADR(b)	741,986	25,138,486
Tower Semiconductor Ltd.(b)	71,233	18,443,440
		157,805,540
Italy — 3.3%
Banca Mediolanum SpA	129,860	3,236,278
Banca Monte dei Paschi di Siena SpA	1,224,494	15,217,299
Banco BPM SpA	714,730	12,359,368
BPER Banca SpA	984,079	15,460,959
Coca-Cola HBC AG, Class DI	126,988	8,277,818
Davide Campari-Milano NV	382,229	2,381,092
Enel SpA	4,830,413	55,406,705
Eni SpA	1,150,929	27,002,686
Ferrari NV	76,781	28,539,128
FinecoBank Banca Fineco SpA	384,650	9,671,628
Generali	515,436	25,128,990
Intesa Sanpaolo SpA	8,791,749	60,428,222
Italgas SpA	378,366	4,381,573
Leonardo SpA	256,380	13,765,127
Moncler SpA	139,271	8,105,190
Poste Italiane SpA	283,824	9,290,530
Prysmian SpA	179,536	30,223,640
Recordati Industria Chimica e Farmaceutica SpA	66,240	3,882,919
Ryanair Holdings PLC	264,525	8,268,708
Snam SpA	1,294,946	9,348,363
Telecom Italia SpA(b)	1,101,643	10,030,713
Terna - Rete Elettrica Nazionale	884,929	10,333,376
UniCredit SpA	859,754	77,050,068
Unipol Assicurazioni SpA	222,729	6,225,379
		454,015,759
Ivory Coast — 0.0%
Endeavour Mining PLC	127,458	6,243,023
Security	Shares	Value
Japan — 23.4%
Advantest Corp.	463,700	$ 95,396,215
Aeon Co. Ltd.	1,366,638	11,302,290
AGC, Inc.	122,048	5,273,614
Aisin Corp.	288,538	3,917,390
Ajinomoto Co., Inc.	542,008	19,761,156
ANA Holdings, Inc.	97,511	1,785,144
Asahi Group Holdings Ltd.	898,506	8,541,790
Asahi Kasei Corp.	778,668	8,660,414
Asics Corp.	431,700	11,741,678
Astellas Pharma, Inc.	1,089,143	14,569,097
Bandai Namco Holdings, Inc.	319,112	7,397,363
Bridgestone Corp.	676,082	14,255,598
Canon, Inc.	506,948	12,983,128
Capcom Co. Ltd.	168,800	3,105,138
Central Japan Railway Co.	477,400	10,190,109
Chiba Bank Ltd.	343,870	5,267,748
Chubu Electric Power Co., Inc.	425,611	8,041,643
Chugai Pharmaceutical Co. Ltd.	425,430	19,651,965
Dai Nippon Printing Co. Ltd.	229,736	4,215,306
Daifuku Co. Ltd.	199,128	8,821,374
Daiichi Life Group, Inc.	2,179,700	23,799,577
Daiichi Sankyo Co. Ltd.	1,080,062	17,367,678
Daikin Industries Ltd.	167,068	25,484,337
Daito Trust Construction Co. Ltd.	179,950	3,437,629
Daiwa House Industry Co. Ltd.	349,776	9,477,779
Daiwa Securities Group, Inc.	795,352	7,888,095
Denso Corp.	1,014,260	11,678,188
Disco Corp.	54,977	28,600,873
East Japan Railway Co.	606,232	12,669,044
Ebara Corp.	291,300	11,408,035
Eisai Co. Ltd.	163,815	4,129,489
ENEOS Holdings, Inc.	1,628,963	12,058,174
FANUC Corp.	591,255	27,224,995
Fast Retailing Co. Ltd.	120,923	61,954,212
Fuji Electric Co. Ltd.	87,494	7,411,150
FUJIFILM Holdings Corp.	708,624	15,159,915
Fujikura Ltd.	955,900	37,893,661
Fujitsu Ltd.	1,074,540	21,351,104
Furukawa Electric Co. Ltd.	414,000	12,451,952
Hankyu Hanshin Holdings, Inc.	143,363	3,772,057
Hikari Tsushin, Inc.	11,406	2,506,297
Hitachi Ltd.	2,801,465	77,533,608
Honda Motor Co. Ltd.	2,297,305	20,693,574
Hoya Corp.	214,378	34,579,447
Hulic Co. Ltd.	291,267	3,049,902
Ibiden Co. Ltd.	146,900	22,179,138
Idemitsu Kosan Co. Ltd.	494,700	3,654,507
IHI Corp.	617,300	10,422,015
Inpex Corp.	558,400	11,267,518
Isuzu Motors Ltd.	330,082	4,395,437
ITOCHU Corp.	3,514,065	40,104,735
Japan Exchange Group, Inc.	611,572	7,740,007
Japan Post Bank Co. Ltd.	1,132,700	21,557,938
Japan Post Holdings Co. Ltd.	1,067,429	14,347,480
Japan Post Insurance Co. Ltd.	335,700	3,173,169
Japan Tobacco, Inc.	696,841	25,713,064
JFE Holdings, Inc.	349,212	3,371,464
JX Advanced Metals Corp.	352,500	9,728,744
Kajima Corp.	251,177	9,156,143
Kansai Electric Power Co., Inc.	607,451	8,584,408
Kao Corp.	566,014	11,217,645
Kawasaki Heavy Industries Ltd.	465,400	8,422,376
Fund Schedules of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Kawasaki Kisen Kaisha Ltd.	222,700	$ 3,413,440
KDDI Corp.	1,857,050	31,194,178
Keyence Corp.	119,380	60,345,033
Kikkoman Corp.	428,320	4,393,853
Kioxia Holdings Corp.(b)	198,900	115,606,600
Kirin Holdings Co. Ltd.	484,755	8,360,172
Komatsu Ltd.	545,154	21,286,880
Konami Group Corp.	61,399	6,726,070
Kubota Corp.	609,889	10,204,958
Kyocera Corp.	741,600	16,447,223
Kyowa Kirin Co. Ltd.	153,097	2,436,660
Lasertec Corp.	49,500	15,723,096
LY Corp.	1,666,627	4,435,827
Makita Corp.	139,739	5,025,185
Marubeni Corp.	894,264	26,070,991
Minebea Mitsumi, Inc.	209,708	6,220,537
Mitsubishi Chemical Group Corp.	764,409	5,363,811
Mitsubishi Corp.	1,914,191	51,208,763
Mitsubishi Electric Corp.	1,204,821	44,186,192
Mitsubishi Estate Co. Ltd.	655,482	16,715,562
Mitsubishi HC Capital, Inc.	549,173	4,460,955
Mitsubishi Heavy Industries Ltd.	2,030,350	46,135,001
Mitsubishi UFJ Financial Group, Inc.	6,766,370	134,805,893
Mitsui & Co. Ltd.	1,497,200	41,806,270
Mitsui Fudosan Co. Ltd.	1,571,260	14,563,097
Mitsui Kinzoku Co. Ltd.	34,900	9,338,887
Mitsui OSK Lines Ltd.	215,100	6,890,604
Mizuho Financial Group, Inc.	1,498,451	71,968,791
MS&AD Insurance Group Holdings, Inc.	756,372	19,605,123
Murata Manufacturing Co. Ltd.	1,025,975	73,649,360
NEC Corp.	777,270	18,765,080
Nexon Co. Ltd.	188,348	2,503,160
NIDEC Corp.(b)	528,840	8,692,397
Nintendo Co. Ltd.	693,120	29,138,760
Nippon Building Fund, Inc.	4,747	3,682,139
Nippon Paint Holdings Co. Ltd.	596,680	3,891,891
Nippon Sanso Holdings Corp.	112,193	4,161,687
Nippon Steel Corp.	3,044,780	10,087,754
Nippon Yusen KK	246,966	7,987,958
Nissan Motor Co. Ltd.(b)	1,448,115	2,681,104
Nitori Holdings Co. Ltd.	244,715	3,626,267
Nitto Denko Corp.	428,530	8,430,800
Nomura Holdings, Inc.	1,858,718	16,319,415
Nomura Research Institute Ltd.	241,863	6,785,218
NTT, Inc.	19,112,000	17,000,666
Obayashi Corp.	396,934	8,021,450
Obic Co. Ltd.	205,970	4,837,170
Olympus Corp.	675,412	7,072,366
Oriental Land Co. Ltd.	681,520	10,378,143
ORIX Corp.	694,300	26,446,931
Osaka Gas Co. Ltd.	214,208	7,217,399
Otsuka Corp.	143,964	2,464,722
Otsuka Holdings Co. Ltd.	266,555	17,741,684
Pan Pacific International Holdings Corp.	1,209,180	6,128,777
Panasonic Holdings Corp.	1,477,157	41,557,421
Rakuten Group, Inc.(b)	894,400	4,174,772
Recruit Holdings Co. Ltd.	839,494	58,411,095
Renesas Electronics Corp.	1,100,808	33,980,662
Resona Holdings, Inc.	1,315,399	17,150,212
Resonac Holdings Corp.	111,300	12,380,815
Ryohin Keikaku Co. Ltd.	320,300	7,001,125
Sanrio Co. Ltd.	616,900	4,173,499
Security	Shares	Value
Japan (continued)
SBI Holdings, Inc.	334,394	$ 5,483,657
SCREEN Holdings Co. Ltd.	96,700	10,847,498
Secom Co. Ltd.	247,414	9,828,815
Seibu Holdings, Inc.	130,100	2,548,633
Sekisui House Ltd.	372,399	7,742,035
Seven & i Holdings Co. Ltd.	1,196,277	14,346,201
Shimano, Inc.	45,870	4,892,508
Shimizu Corp.	313,000	4,956,683
Shin-Etsu Chemical Co. Ltd.	1,037,430	45,221,016
Shionogi & Co. Ltd.	477,163	8,153,051
Shiseido Co. Ltd.	255,878	4,130,122
SMC Corp.	34,441	15,398,096
SoftBank Corp.	18,229,000	23,277,131
SoftBank Group Corp.	2,352,000	87,243,381
Sompo Holdings, Inc.	517,826	19,672,355
Sony Group Corp.	3,701,040	74,479,967
Subaru Corp.	329,446	4,819,891
Sumitomo Corp.	2,573,360	24,734,285
Sumitomo Electric Industries Ltd.	1,810,720	33,601,749
Sumitomo Metal Mining Co. Ltd.	151,615	7,031,996
Sumitomo Mitsui Financial Group, Inc.	2,303,481	90,294,231
Sumitomo Mitsui Trust Group, Inc.	399,252	14,908,048
Sumitomo Realty & Development Co. Ltd.	373,498	8,671,581
Suntory Beverage & Food Ltd.	78,340	2,183,037
Suzuki Motor Corp.	988,976	11,962,385
T&D Holdings, Inc.	278,206	8,298,279
Taisei Corp.	91,410	8,091,832
Takeda Pharmaceutical Co. Ltd.	1,010,108	32,196,826
TDK Corp.	1,200,670	26,936,214
Terumo Corp.	842,812	11,510,737
Toho Co. Ltd.	342,610	2,740,332
Tokio Marine Holdings, Inc.	1,133,261	49,828,137
Tokyo Electron Ltd.	283,879	137,639,809
Tokyo Gas Co. Ltd.	188,055	7,120,846
TOPPAN Holdings, Inc.	139,600	4,426,408
Toray Industries, Inc.	810,114	5,674,551
Toyota Motor Corp.	6,003,645	100,576,030
Toyota Tsusho Corp.	403,743	15,028,177
Unicharm Corp.	678,406	3,931,317
West Japan Railway Co.	255,780	4,283,997
Yamaha Motor Co. Ltd.	571,681	4,340,897
Yokogawa Electric Corp.	139,163	4,890,629
Yokohama Financial Group, Inc.	616,370	6,637,978
Zensho Holdings Co. Ltd.	58,000	2,887,559
		3,248,445,178
Luxembourg — 0.2%
ArcelorMittal SA(b)	271,751	16,384,681
CVC Capital Partners PLC(c)	140,567	2,044,924
Eurofins Scientific SE	73,515	5,752,884
		24,182,489
Macau — 0.1%
Galaxy Entertainment Group Ltd.	1,270,058	4,781,181
Sands China Ltd.	1,593,260	2,658,376
		7,439,557
Mexico — 0.0%
Fresnillo PLC	120,835	4,400,479
Netherlands — 6.0%
ABN AMRO Bank NV	391,122	16,635,131
Adyen NV(b)(c)	16,983	15,932,046
Akzo Nobel NV	97,519	6,631,860
Argenx SE(b)	39,203	36,335,833

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Netherlands (continued)
ASM International NV	29,687	$ 34,139,488
ASML Holding NV	245,890	486,905,323
ASR Nederland NV	98,852	7,465,385
BE Semiconductor Industries NV	44,980	14,854,738
Euronext NV	48,912	7,823,533
EXOR NV	55,845	4,278,397
Heineken Holding NV	77,928	5,934,219
Heineken NV	182,581	15,329,969
ING Groep NV	1,850,030	58,374,546
Koninklijke Ahold Delhaize NV	560,180	22,542,970
Koninklijke KPN NV	2,424,684	11,974,966
Koninklijke Philips NV	488,005	13,271,126
Magnum Ice Cream Co. NV(b)(d)	304,107	5,294,093
Nebius Group NV, Class A(b)(d)	127,930	35,330,428
NN Group NV	166,610	14,606,511
Universal Music Group NV	640,585	13,419,956
Wolters Kluwer NV, Class C	143,616	9,286,156
		836,366,674
New Zealand — 0.2%
Auckland International Airport Ltd.	1,110,066	5,269,454
Contact Energy Ltd.	592,459	3,137,472
Fisher & Paykel Healthcare Corp. Ltd.	372,045	8,264,774
Infratil Ltd.	569,754	4,998,010
Meridian Energy Ltd.	854,183	2,825,610
Xero Ltd.(b)	102,666	5,161,264
		29,656,584
Nigeria — 0.0%
Airtel Africa PLC(c)	485,408	2,110,206
Norway — 0.5%
Aker BP ASA	198,929	6,069,245
DNB Bank ASA	514,831	15,327,676
Equinor ASA	445,425	14,045,755
Gjensidige Forsikring ASA	124,174	3,361,222
Kongsberg Gruppen ASA	265,756	8,008,791
Mowi ASA	284,344	5,252,724
Norsk Hydro ASA	820,660	7,425,968
Orkla ASA	451,064	4,742,327
Salmar ASA	43,981	2,058,378
Telenor ASA	391,423	5,607,292
Var Energi ASA	543,705	2,252,779
		74,152,157
Poland — 0.0%
InPost SA(b)	160,848	2,834,643
Portugal — 0.2%
Banco Comercial Portugues SA, Class R	4,989,033	5,902,978
Banco Espirito Santo SA, Registered Shares(b)(e)	47,542	—
EDP SA	1,855,393	9,692,420
Galp Energia SGPS SA, Class B	259,058	5,490,452
Jeronimo Martins SGPS SA	175,819	3,367,300
		24,453,150
Singapore — 1.8%
CapitaLand Ascendas REIT	2,576,975	4,962,952
CapitaLand Integrated Commercial Trust	3,799,047	6,971,215
CapitaLand Investment Ltd.	1,537,530	2,963,313
DBS Group Holdings Ltd.	1,306,169	66,137,594
Grab Holdings Ltd., Class A(b)(d)	1,477,051	5,568,482
Keppel Ltd.	908,642	7,707,077
Oversea-Chinese Banking Corp. Ltd.	2,073,687	39,795,481
Sea Ltd., Class A, ADR(b)	238,175	22,824,310
Security	Shares	Value
Singapore (continued)
Sembcorp Industries Ltd.(d)	583,500	$ 2,869,893
Singapore Airlines Ltd.	965,299	5,740,484
Singapore Exchange Ltd.	509,126	9,498,985
Singapore Technologies Engineering Ltd.	989,079	7,966,382
Singapore Telecommunications Ltd.	4,697,046	16,035,793
STMicroelectronics NV	400,331	29,612,881
United Overseas Bank Ltd.	764,905	23,555,108
		252,209,950
South Korea — 0.0%
Delivery Hero SE(b)(c)	108,161	4,426,250
Spain — 3.8%
Acciona SA	15,656	4,960,232
ACS Actividades de Construccion y Servicios SA	111,608	16,412,707
Aena SME SA(c)	471,712	14,374,300
Amadeus IT Group SA	278,255	16,278,256
Banco Bilbao Vizcaya Argentaria SA	3,569,120	89,859,017
Banco de Sabadell SA	3,023,356	10,713,073
Banco Santander SA	9,072,984	125,931,604
Bankinter SA	398,600	6,674,894
CaixaBank SA	2,225,003	31,524,211
Cellnex Telecom SA(c)	300,441	8,981,882
EDP Renewables SA	197,514	3,190,721
Endesa SA	199,771	9,076,826
Iberdrola SA	3,852,961	95,898,560
Indra Sistemas SA	49,097	2,692,950
Industria de Diseno Textil SA	692,627	43,657,884
Mapfre SA	573,601	2,839,955
Naturgy Energy Group SA	264,222	8,281,826
Redeia Corp. SA	180,542	3,067,477
Repsol SA	709,689	17,731,298
Telefonica SA	2,318,060	9,315,881
		521,463,554
Sweden — 3.0%
AddTech AB, Class B, B Shares	161,383	5,703,218
Alfa Laval AB	181,973	10,855,715
Assa Abloy AB, Class B	618,242	21,843,004
Atlas Copco AB, A Shares	1,595,258	32,334,271
Atlas Copco AB, B Shares	939,368	16,653,154
Beijer Ref AB, Class B	253,914	3,721,618
Boliden AB	178,763	10,100,736
Epiroc AB, Class A	391,389	10,738,434
Epiroc AB, Class B	240,870	5,590,491
EQT AB	273,853	7,747,174
Essity AB, Class B	362,530	10,264,593
Evolution AB(b)(c)	78,133	5,363,422
Fastighets AB Balder, B Shares(b)	445,788	2,377,770
H & M Hennes & Mauritz AB, B Shares	276,247	4,751,955
Hexagon AB, Class B, B shares	1,305,814	10,803,453
Industrivarden AB, A Shares	69,083	3,875,831
Industrivarden AB, C Shares	98,773	5,424,455
Indutrade AB	169,648	3,510,539
Investment AB Latour, B Shares	86,294	1,714,832
Investor AB, Class B, B Shares	1,096,480	45,559,969
L E Lundbergforetagen AB, B Shares	47,186	2,720,152
Lifco AB, Class B, B Shares	134,249	4,399,846
Nibe Industrier AB, B Shares	916,245	3,405,937
Saab AB, Class B	202,914	10,578,794
Sagax AB, Class B	139,805	2,223,502
Sandvik AB	655,585	27,072,484
Securitas AB, B Shares	305,350	5,014,662
Skandinaviska Enskilda Banken AB, Class A	927,087	18,459,242
Fund Schedules of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Skanska AB, B Shares	214,800	$ 5,746,295
SKF AB, Class B, B Shares	215,597	5,537,997
Svenska Cellulosa AB SCA, Class B	377,770	3,863,475
Svenska Handelsbanken AB, A Shares	862,406	12,690,563
Swedbank AB, Class A, A Shares	519,913	19,421,792
Swedish Orphan Biovitrum AB(b)	113,210	5,396,408
Tele2 AB, Class B, B Shares	353,443	6,150,614
Telefonaktiebolaget LM Ericsson, B Shares	1,674,429	18,778,206
Telia Co. AB	1,464,799	7,134,799
Trelleborg AB, B Shares	125,353	5,222,696
Volvo AB, B Shares	983,256	33,446,179
		416,198,277
Switzerland — 7.7%
ABB Ltd., Class N, Registered Shares	992,887	108,005,490
Alcon AG	316,558	21,345,480
Avolta AG, Class N	54,578	3,646,190
Banque Cantonale Vaudoise, Registered Shares	18,702	2,738,011
Barry Callebaut AG, Class N, Registered Shares	2,281	3,154,165
Belimo Holding AG, Registered Shares	6,207	6,979,009
BKW AG	13,113	2,204,891
Chocoladefabriken Lindt & Spruengli AG	592	6,877,122
Chocoladefabriken Lindt & Spruengli AG, Class N, Registered Shares	64	7,603,960
Cie Financiere Richemont SA, Class A, Registered Shares	340,556	78,609,990
DSM-Firmenich AG(d)	104,437	9,912,883
EMS-Chemie Holding AG, Registered Shares	4,471	3,832,533
Galderma Group AG	116,798	26,565,405
Geberit AG, Class N, Registered Shares	20,415	13,623,264
Givaudan SA, Class N, Registered Shares	5,849	24,739,848
Helvetia Baloise Holding AG	48,810	12,588,002
Julius Baer Group Ltd., Class N	130,775	11,298,944
Kuehne & Nagel International AG, Registered Shares	30,424	7,382,129
Logitech International SA, Class N, Registered Shares	91,671	8,599,518
Lonza Group AG, Registered Shares	44,490	30,013,135
Nestle SA, Class N, Registered Shares	1,632,215	167,408,358
Novartis AG, Class N, Registered Shares	1,160,145	181,321,736
Partners Group Holding AG	13,531	11,083,026
Sandoz Group AG	264,801	23,925,821
Schindler Holding AG	25,609	8,489,292
Schindler Holding AG, Class N, Registered Shares	12,708	4,039,709
SGS SA, Registered Shares	105,382	12,220,408
Sika AG, Registered Shares	96,580	19,916,330
Sonova Holding AG, Registered Shares	31,467	7,468,468
Straumann Holding AG, Registered Shares	70,688	9,291,786
Swatch Group AG, Class BR	17,966	4,390,682
Swiss Life Holding AG, Class N, Registered Shares	17,624	19,373,521
Swiss Prime Site AG, Registered Shares	50,463	8,234,365
Swisscom AG, Class N, Registered Shares	16,408	12,655,914
UBS Group AG, Registered Shares	2,011,035	99,669,130
VAT Group AG(c)	17,104	14,998,846
Zurich Insurance Group AG, Class N	95,087	70,329,438
		1,064,536,799
United Arab Emirates — 0.0%
NMC Health PLC(b)(e)	45,379	1
United Kingdom — 12.3%
3i Group PLC	616,688	20,279,090
Admiral Group PLC	161,650	7,634,520
Anglo American PLC	671,661	32,946,609
Security	Shares	Value
United Kingdom (continued)
Associated British Foods PLC	179,000	$ 4,705,651
AstraZeneca PLC	957,976	178,858,141
Aviva PLC	1,923,159	16,581,059
BAE Systems PLC	1,855,969	45,483,538
Barclays PLC	8,705,571	58,336,028
British American Tobacco PLC	1,272,134	78,723,429
BT Group PLC	3,630,814	9,159,732
Bunzl PLC	204,276	7,128,984
Centrica PLC	2,896,173	6,563,422
CK Hutchison Holdings Ltd.	1,684,117	14,273,960
Coca-Cola Europacific Partners PLC	127,159	12,724,801
Compass Group PLC	1,079,029	34,862,708
Diageo PLC	1,408,304	28,363,364
GSK PLC	2,569,950	67,468,581
Haleon PLC	5,601,808	25,813,946
Halma PLC	234,491	12,256,465
HSBC Holdings PLC	10,885,708	205,840,988
Imperial Brands PLC	473,862	17,513,390
Informa PLC	809,754	9,715,074
International Consolidated Airlines Group SA, Class DI	757,808	4,810,670
Intertek Group PLC	97,012	7,467,791
J Sainsbury PLC	1,089,912	4,625,158
Kingfisher PLC	1,063,455	3,992,922
Land Securities Group PLC	439,431	3,785,758
Legal & General Group PLC	3,318,034	12,579,884
Lloyds Banking Group PLC	37,036,164	54,203,411
London Stock Exchange Group PLC	282,382	30,529,884
M&G PLC	1,420,958	6,339,389
Marks & Spencer Group PLC	1,299,244	6,413,506
Melrose Industries PLC	780,311	4,920,366
National Grid PLC	3,139,337	51,779,352
NatWest Group PLC	5,072,583	44,760,210
Next PLC	73,156	14,114,920
Pearson PLC	299,277	4,755,913
Reckitt Benckiser Group PLC	405,743	26,427,483
RELX PLC	1,131,282	35,753,952
Rentokil Initial PLC	1,588,752	9,035,180
Rolls-Royce Holdings PLC	5,320,667	101,995,255
Sage Group PLC	600,987	6,520,144
Schroders PLC	491,546	3,831,385
Segro PLC	771,842	8,953,833
Severn Trent PLC	170,526	6,675,943
Shell PLC	3,557,604	138,230,625
Smith & Nephew PLC	486,889	7,036,613
Smiths Group PLC	197,071	6,694,446
Spirax Group PLC	45,704	4,146,431
SSE PLC	771,248	24,882,409
Standard Chartered PLC	1,127,604	30,493,286
Standard Life PLC	437,327	4,834,441
Tesco PLC	4,016,818	24,486,903
Unilever PLC	1,384,156	83,142,890
United Utilities Group PLC	467,224	8,107,276
Verisure PLC(b)	156,655	1,746,464
Vodafone Group PLC	11,794,504	15,610,745
Wise Group PLC, Class A(b)	441,677	5,294,592
		1,704,212,910
United States — 3.3%
Aegon Ltd.	781,363	6,649,700
BP PLC	9,946,445	61,307,297
Buzzi SpA	49,712	2,546,373

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Experian PLC	577,095	$ 19,450,173
Ferrovial NV	300,411	20,590,333
Holcim AG	323,202	29,140,753
InterContinental Hotels Group PLC	90,608	15,573,938
Octave Intelligence PLC(b)	130,581	2,106,243
Qiagen NV	131,305	5,079,420
Roche Holding AG	445,071	182,962,572
Roche Holding AG, Class BR	18,587	7,787,191
Spotify Technology SA(b)	92,918	42,661,441
Stellantis NV(b)	1,297,991	7,414,542
Sunbelt Rentals Holdings, Inc.	261,841	19,100,868
Swiss Re AG	189,265	30,083,650
Tenaris SA	203,731	5,639,746
		458,094,240
Total Common Stocks — 98.3% (Cost: $7,239,830,127)		13,669,681,896
Preferred Securities
Preferred Stocks — 0.2%
Germany — 0.2%
Bayerische Motoren Werke AG	33,771	2,223,554
Dr. Ing hc F Porsche AG(d)	69,254	3,457,424
Henkel AG & Co. KGaA	94,193	7,921,598
Porsche Automobil Holding SE	95,071	2,936,515
Sartorius AG	16,272	4,268,936
Volkswagen AG	130,649	10,480,831
		31,288,858
Total Preferred Securities — 0.2% (Cost: $41,884,494)		31,288,858
Rights
Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, (Expires 07/27/26)(b)	111,608	234,260
Total Rights — 0.0% (Cost: $237,886)		234,260
Total Long-Term Investments — 98.5% (Cost: $7,281,952,507)		13,701,205,014
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(f)(g)(h)	47,984,602	$ 47,998,997
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(f)(g)	85,560,150	85,560,150
Total Short-Term Securities — 1.0% (Cost: $133,559,710)		133,559,147
Total Investments — 99.5% (Cost: $7,415,512,217)		13,834,764,161
Other Assets Less Liabilities — 0.5%		67,008,806
Net Assets — 100.0%		$ 13,901,772,967

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 39,338,538	$ 8,667,265 (a)	$ —	$ (6,243)	$ (563)	$ 47,998,997	47,984,602	$ 295,803 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	39,888,114	45,672,036 (a)	—	—	—	85,560,150	85,560,150	410,331	—
				$ (6,243)	$ (563)	$ 133,559,147		$ 706,134	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fund Schedules of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
iShares MSCI EAFE International Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Nikkei 225 Index	162	09/10/26	$ 35,382	$ 2,339,602
SPI 200 Index	190	09/17/26	28,861	(389,376)
Euro Stoxx 50 Index	1,250	09/18/26	90,780	1,002,148
FTSE 100 Index	423	09/18/26	59,074	(46,456)
				$ 2,905,918
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 3,341,750	$ —	$ —	$ —	$ 3,341,750
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 435,832	$ —	$ —	$ —	$ 435,832

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 17,152,029	$ —	$ —	$ —	$ 17,152,029
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 1,954,344	$ —	$ —	$ —	$ 1,954,344
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$155,121,579
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
iShares MSCI EAFE International Index Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ —	$ 990,640,198	$ —	$ 990,640,198
Austria	—	49,655,670	—	49,655,670
Belgium	—	121,579,855	—	121,579,855
Brazil	—	4,520,874	—	4,520,874
Chile	—	11,094,026	—	11,094,026
China	—	59,281,115	—	59,281,115
Czech Republic	1,481,421	—	—	1,481,421
Denmark	22,423,746	209,280,598	—	231,704,344
Finland	—	167,346,182	—	167,346,182
France	—	1,296,163,000	—	1,296,163,000
Germany	—	1,157,726,032	—	1,157,726,032
Guatemala	5,257,182	—	—	5,257,182
Hong Kong	3,001,367	216,445,527	—	219,446,894
Ireland	14,881,368	45,656,315	—	60,537,683
Israel	31,647,294	126,158,246	—	157,805,540
Italy	4,381,573	449,634,186	—	454,015,759
Ivory Coast	—	6,243,023	—	6,243,023
Japan	6,913,831	3,241,531,347	—	3,248,445,178
Luxembourg	—	24,182,489	—	24,182,489
Macau	—	7,439,557	—	7,439,557
Mexico	—	4,400,479	—	4,400,479
Netherlands	63,167,491	773,199,183	—	836,366,674
New Zealand	—	29,656,584	—	29,656,584
Nigeria	—	2,110,206	—	2,110,206
Norway	13,616,083	60,536,074	—	74,152,157
Poland	—	2,834,643	—	2,834,643
Portugal	—	24,453,150	—	24,453,150
Singapore	28,392,792	223,817,158	—	252,209,950
South Korea	—	4,426,250	—	4,426,250
Spain	—	521,463,554	—	521,463,554
Sweden	—	416,198,277	—	416,198,277
Switzerland	7,603,960	1,056,932,839	—	1,064,536,799
United Arab Emirates	—	—	1	1
United Kingdom	19,288,223	1,684,924,687	—	1,704,212,910
United States	44,767,684	413,326,556	—	458,094,240
Preferred Securities
Preferred Stocks	—	31,288,858	—	31,288,858
Rights	234,260	—	—	234,260
Short-Term Securities
Money Market Funds	133,559,147	—	—	133,559,147
	$ 400,617,422	$ 13,434,146,738	$ 1	$ 13,834,764,161
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 1,002,148	$ 2,339,602	$ —	$ 3,341,750
Liabilities
Equity Contracts	(389,376)	(46,456)	—	(435,832)
	$ 612,772	$ 2,293,146	$ —	$ 2,905,918

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Fund Schedules of Investments

Statements of Assets and Liabilities (unaudited)
June 30, 2026

	iShares Municipal Bond Index Fund	iShares Short-Term TIPS Bond Index Fund	iShares MSCI EAFE International Index Fund	iShares Russell 2000 Small-Cap Index Fund
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 204,143,518	$ 1,278,465,217	$ 13,701,205,014	$ —
Investments, at value — Master Small Cap Index Series	—	—	—	4,116,303,437
Investments, at value — affiliated(c)	1,753,242	11,028,020	133,559,147	—
Cash pledged for futures contracts	—	—	12,581,639	—
Foreign currency, at value(d)	—	—	107,815,418	—
Receivables:
Investments sold	140,000	23,080,434	—	—
Securities lending income — affiliated	—	—	26,961	—
Capital shares sold	196,083	4,800,178	50,390,257	11,029,818
Dividends — unaffiliated	—	—	41,016,674	—
Dividends — affiliated	4,089	20,386	62,346	—
Interest — unaffiliated	2,591,903	3,762,384	—	—
Variation margin on futures contracts	—	—	1,754,201	—
Prepaid expenses	75,615	50,802	—	108,597
Total assets	208,904,450	1,321,207,421	14,048,411,657	4,127,441,852
LIABILITIES
Bank overdraft	—	169,268	4,632	—
Collateral on securities loaned	—	—	48,007,356	—
Payables:
Investments purchased	2,402,069	30,780,510	274,279	—
Accounting services fees	2,971	2,972	—	1,657
Administration fees	—	—	384,286	124,308
Capital shares redeemed	707,347	3,225,431	96,626,758	10,046,576
Contributions to the Master Portfolio	—	—	—	983,242
Custodian fees	1,101	3,987	—	—
Income dividend distributions	2,997	73,809	—	—
Investment advisory fees	2,519	321	112,432	—
Directors’ and Officer’s fees	852	2,072	16,637	694
Recoupment of past waived fees	19,202	—	—	—
Other accrued expenses	13,366	13,980	92,034	7,890
Professional fees	98,525	57,943	960,537	44,118
Service fees	37,352	1,408	141,331	130,176
Transfer agent fees	53,942	14,081	18,408	260,079
Total liabilities	3,342,243	34,345,782	146,638,690	11,598,740
Commitments and contingent liabilities
NET ASSETS	$ 205,562,207	$ 1,286,861,639	$ 13,901,772,967	$ 4,115,843,112
NET ASSETS CONSIST OF
Paid-in capital	$ 212,433,685	$ 1,311,177,851	$ 8,936,452,240	$ 2,505,174,001
Accumulated earnings (loss)	(6,871,478)	(24,316,212)	4,965,320,727	1,610,669,111
NET ASSETS	$ 205,562,207	$ 1,286,861,639	$ 13,901,772,967	$ 4,115,843,112
(a) Investments, at cost—unaffiliated	$205,931,026	$1,293,560,930	$7,281,952,507	$—
(b) Securities loaned, at value	$—	$—	$48,311,047	$—
(c) Investments, at cost—affiliated	$1,753,242	$11,028,020	$133,559,710	$—
(d) Foreign currency, at cost	$—	$—	$109,164,069	$—

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited) (continued)
June 30, 2026

	iShares Municipal Bond Index Fund	iShares Short-Term TIPS Bond Index Fund	iShares MSCI EAFE International Index Fund	iShares Russell 2000 Small-Cap Index Fund
NET ASSET VALUE
Institutional
Net assets	$ 31,601,550	$ 667,469,605	$ 1,780,566,352	$ 557,017,673
Shares outstanding	2,855,703	69,604,253	83,498,653	17,045,629
Net asset value	$ 11.07	$ 9.59	$ 21.32	$ 32.68
Shares authorized	Unlimited	Unlimited	1.208 billion	208 million
Par value	$0.001	$0.001	$0.0001	$0.0001
Investor A
Net assets	$ 17,491,970	$ 6,222,500	$ 513,666,666	$ 283,422,934
Shares outstanding	1,580,643	648,014	24,315,652	8,674,136
Net asset value	$ 11.07	$ 9.60	$ 21.12	$ 32.67
Shares authorized	Unlimited	Unlimited	208 million	208 million
Par value	$0.001	$0.001	$0.0001	$0.0001
Investor P
Net assets	$ 156,223,392	N/A	$ 186,101,370	$ 381,529,731
Shares outstanding	14,117,425	N/A	8,842,763	11,723,199
Net asset value	$ 11.07	N/A	$ 21.05	$ 32.54
Shares authorized	Unlimited	N/A	2 billion	2 billion
Par value	$0.001	N/A	$0.0001	$0.0001
Class G
Net assets	N/A	N/A	$ 3,209,394,164	N/A
Shares outstanding	N/A	N/A	150,327,783	N/A
Net asset value	N/A	N/A	$ 21.35	N/A
Shares authorized	N/A	N/A	800 million	N/A
Par value	N/A	N/A	$0.0001	N/A
Class K
Net assets	$ 245,295	$ 613,169,534	$ 8,212,044,415	$ 2,893,872,774
Shares outstanding	22,168	63,863,072	384,508,080	88,194,904
Net asset value	$ 11.07	$ 9.60	$ 21.36	$ 32.81
Shares authorized	Unlimited	Unlimited	1.208 billion	1.208 billion
Par value	$0.001	$0.001	$0.0001	$0.0001
See notes to financial statements.
Fund Statements of Assets and Liabilities

Statements of Operations (unaudited)
Six Months Ended June 30, 2026

	iShares Municipal Bond Index Fund	iShares Short-Term TIPS Bond Index Fund	iShares MSCI EAFE International Index Fund	iShares Russell 2000 Small-Cap Index Fund
INVESTMENT INCOME
Dividends — unaffiliated	$—	$—	$265,245,244	$—
Dividends — affiliated	17,171	282,127	410,331	—
Interest — unaffiliated	3,781,042	36,641,451	—	—
Securities lending income — affiliated — net	—	—	295,803	—
Other income — unaffiliated	—	—	1,157,557	—
Foreign taxes withheld	—	—	(21,731,427)	—
Foreign withholding tax claims	—	—	10,612,380	—
Net investment income allocated from the Master Small Cap Index Series:
Dividends — unaffiliated	—	—	—	15,608,391
Dividends — affiliated	—	—	—	476,224
Interest — unaffiliated	—	—	—	36,412
Securities lending income — affiliated — net	—	—	—	1,300,602
Foreign taxes withheld	—	—	—	(50,983)
Expenses	—	—	—	(306,091)
Fees waived	—	—	—	8,486
Total investment income	3,798,213	36,923,578	255,989,888	17,073,041
EXPENSES
Service — class specific	219,947	7,772	839,923	747,808
Investment advisory	103,843	61,022	681,294	—
Professional	91,100	59,334	901,220	39,111
Transfer agent — class specific	59,677	186,738	—	415,808
Registration	37,397	121,894	—	65,641
Printing and postage	18,312	13,262	—	15,300
Directors and Officer	5,447	9,398	55,194	548
Accounting services	4,475	4,476	—	2,484
Custodian	1,797	8,515	—	—
Administration	—	—	—	690,784
Administration — class specific	—	—	2,381,827	—
Miscellaneous	12,645	9,815	2,285	15,580
Total expenses excluding interest expense	554,640	482,226	4,861,743	1,993,064
Interest expense — unaffiliated	—	—	17,610	—
Total expenses	554,640	482,226	4,879,353	1,993,064
Less:
Fees waived and/or reimbursed by the Manager	(68,692)	(26,090)	(87,767)	—
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(7,748)	(27,996)	—	(60,191)
Total expenses after fees waived and/or reimbursed	478,200	428,140	4,791,586	1,932,873
Net investment income	3,320,013	36,495,438	251,198,302	15,140,168
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(343,030)	(571,677)	9,255,131	—
Investments — affiliated	—	—	(6,243)	—
Foreign currency transactions	—	—	(2,311,802)	—
Futures contracts	—	—	17,152,029	—
Net realized gain (loss) allocated from the Master Small Cap Index Series from:
Investments — unaffiliated	—	—	—	480,261,903
Investments — affiliated	—	—	—	3,904,213
Futures contracts	—	—	—	(493)
Swaps	—	—	—	732,954
	(343,030)	(571,677)	24,089,115	484,898,577

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited) (continued)
Six Months Ended June 30, 2026
	iShares Municipal Bond Index Fund	iShares Short-Term TIPS Bond Index Fund	iShares MSCI EAFE International Index Fund	iShares Russell 2000 Small-Cap Index Fund
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	$1,210,115	$(17,089,230)	$1,012,100,773	$—
Investments — affiliated	—	—	(563)	—
Foreign currency translations	—	—	(2,957,004)	—
Futures contracts	—	—	1,954,344	—
Net change in unrealized appreciation (depreciation) allocated from Master Small Cap Index Series on:
Investments — unaffiliated	—	—	—	212,689,208
Investments — affiliated	—	—	—	(1,913,886)
Futures contracts	—	—	—	498,796
Swaps	—	—	—	386,840
	1,210,115	(17,089,230)	1,011,097,550	211,660,958
Net realized and unrealized gain (loss)	867,085	(17,660,907)	1,035,186,665	696,559,535
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,187,098	$18,834,531	$1,286,384,967	$711,699,703
See notes to financial statements.
Fund Statements of Operations

Statements of Changes in Net Assets

	iShares Municipal Bond Index Fund		iShares Short-Term TIPS Bond Index Fund
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$3,320,013	$6,872,594	$36,495,438	$37,598,481
Net realized loss	(343,030)	(2,331,056)	(571,677)	(170,197)
Net change in unrealized appreciation (depreciation)	1,210,115	2,406,234	(17,089,230)	3,139,455
Net increase in net assets resulting from operations	4,187,098	6,947,772	18,834,531	40,567,739
DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income
Institutional	(534,449)	(1,110,054)	(18,906,991)	(15,972,067)
Investor A	(275,964)	(505,606)	(182,190)	(232,602)
Investor P	(2,491,601)	(5,248,156)	—	—
Class K	(4,148)	(8,043)	(17,367,489)	(21,393,457)
Return of capital
Institutional	—	—	—	(7,241)
Investor A	—	—	—	(100)
Class K	—	—	—	(9,268)
Decrease in net assets resulting from distributions to shareholders	(3,306,162)	(6,871,859)	(36,456,670)	(37,614,735)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(8,341,309)	(20,668,584)	115,281,237	733,584,030
NET ASSETS
Total increase (decrease) in net assets	(7,460,373)	(20,592,671)	97,659,098	736,537,034
Beginning of period	213,022,580	233,615,251	1,189,202,541	452,665,507
End of period	$205,562,207	$213,022,580	$1,286,861,639	$1,189,202,541

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets (continued)

	iShares MSCI EAFE International Index Fund		iShares Russell 2000 Small-Cap Index Fund
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$251,198,302	$342,088,239	$15,140,168	$31,719,170
Net realized gain (loss)	24,089,115	(26,153,872)	484,898,577	90,456,710
Net change in unrealized appreciation (depreciation)	1,011,097,550	2,909,324,536	211,660,958	234,524,249
Net increase in net assets resulting from operations	1,286,384,967	3,225,258,903	711,699,703	356,700,129
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	—	(57,569,090)	—	(12,341,529)
Investor A	—	(16,079,119)	—	(6,775,950)
Investor P	—	(5,815,342)	—	(9,097,245)
Class G	—	(132,445,307)	—	—
Class K	—	(268,325,701)	—	(66,362,092)
Decrease in net assets resulting from distributions to shareholders	—	(480,234,559)	—	(94,576,816)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(702,183,383)	279,741,990	221,403,836	51,546,035
NET ASSETS
Total increase in net assets	584,201,584	3,024,766,334	933,103,539	313,669,348
Beginning of period	13,317,571,383	10,292,805,049	3,182,739,573	2,869,070,225
End of period	$13,901,772,967	$13,317,571,383	$4,115,843,112	$3,182,739,573

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Fund Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	iShares Municipal Bond Index Fund
	Institutional
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$11.02	$10.99	$11.19	$10.81	$12.16	$12.29
Net investment income(a)	0.19	0.37	0.33	0.32	0.30	0.29
Net realized and unrealized gain (loss)(b)	0.05	0.03	(0.20)	0.38	(1.35)	(0.11)
Net increase (decrease) from investment operations	0.24	0.40	0.13	0.70	(1.05)	0.18
Distributions(c)
From net investment income	(0.19)	(0.37)	(0.33)	(0.32)	(0.30)	(0.29)
From net realized gain	—	—	—	—	(0.00)(d)	(0.02)
Total distributions	(0.19)	(0.37)	(0.33)	(0.32)	(0.30)	(0.31)
Net asset value, end of period	$11.07	$11.02	$10.99	$11.19	$10.81	$12.16
Total Return(e)
Based on net asset value	2.16%(f)	3.70%	1.20%	6.58%	(8.61)%	1.54%
Ratios to Average Net Assets(g)
Total expenses	0.32%(h)	0.30%(i)	0.29%	0.25%(j)	0.24%	0.25%
Total expenses after fees waived and/or reimbursed	0.25%(h)	0.24%	0.25%	0.25%	0.24%	0.24%
Net investment income	3.41%(h)	3.37%	2.99%	2.92%	2.75%	2.40%
Supplemental Data
Net assets, end of period (000)	$31,602	$32,040	$38,690	$41,268	$37,235	$11,794
Portfolio turnover rate	8%	38%	37%	10%	21%	7%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended December 31, 2025, the expense ratio would have been 0.29%.
(j)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Municipal Bond Index Fund (continued)
	Investor A
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$11.02	$10.99	$11.19	$10.81	$12.16	$12.29
Net investment income(a)	0.17	0.34	0.30	0.29	0.27	0.26
Net realized and unrealized gain (loss)(b)	0.05	0.03	(0.20)	0.38	(1.35)	(0.11)
Net increase (decrease) from investment operations	0.22	0.37	0.10	0.67	(1.08)	0.15
Distributions(c)
From net investment income	(0.17)	(0.34)	(0.30)	(0.29)	(0.27)	(0.26)
From net realized gain	—	—	—	—	(0.00)(d)	(0.02)
Total distributions	(0.17)	(0.34)	(0.30)	(0.29)	(0.27)	(0.28)
Net asset value, end of period	$11.07	$11.02	$10.99	$11.19	$10.81	$12.16
Total Return(e)
Based on net asset value	2.04%(f)	3.44%	0.95%	6.31%	(8.85)%	1.28%
Ratios to Average Net Assets(g)
Total expenses	0.61%(h)	0.60%(i)	0.58%	0.55%	0.51%	0.53%
Total expenses after fees waived and/or reimbursed	0.50%(h)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	3.16%(h)	3.12%	2.74%	2.66%	2.45%	2.15%
Supplemental Data
Net assets, end of period (000)	$17,492	$17,571	$16,185	$19,071	$20,060	$23,348
Portfolio turnover rate	8%	38%	37%	10%	21%	7%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
See notes to financial statements.
Fund Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Municipal Bond Index Fund (continued)
	Investor P
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$11.02	$10.99	$11.19	$10.81	$12.16	$12.29
Net investment income(a)	0.17	0.34	0.30	0.29	0.27	0.26
Net realized and unrealized gain (loss)(b)	0.05	0.03	(0.20)	0.38	(1.35)	(0.11)
Net increase (decrease) from investment operations	0.22	0.37	0.10	0.67	(1.08)	0.15
Distributions(c)
From net investment income	(0.17)	(0.34)	(0.30)	(0.29)	(0.27)	(0.26)
From net realized gain	—	—	—	—	(0.00)(d)	(0.02)
Total distributions	(0.17)	(0.34)	(0.30)	(0.29)	(0.27)	(0.28)
Net asset value, end of period	$11.07	$11.02	$10.99	$11.19	$10.81	$12.16
Total Return(e)
Based on net asset value	2.04%(f)	3.44%	0.95%	6.32%	(8.84)%	1.29%
Ratios to Average Net Assets(g)
Total expenses	0.57%(h)	0.56%(i)	0.54%	0.50%(j)	0.49%	0.49%
Total expenses after fees waived and/or reimbursed	0.50%	0.49%	0.50%	0.49%	0.49%	0.49%
Net investment income	3.16%(h)	3.12%	2.74%	2.67%	2.45%	2.16%
Supplemental Data
Net assets, end of period (000)	$156,223	$163,170	$178,504	$199,290	$222,859	$292,983
Portfolio turnover rate	8%	38%	37%	10%	21%	7%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended December 31, 2025, the expense ratio would have been 0.55%.
(j)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Municipal Bond Index Fund (continued)
	Class K
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$11.02	$10.99	$11.19	$10.81	$12.16	$12.29
Net investment income(a)	0.19	0.37	0.34	0.32	0.31	0.30
Net realized and unrealized gain (loss)(b)	0.05	0.03	(0.20)	0.38	(1.35)	(0.11)
Net increase (decrease) from investment operations	0.24	0.40	0.14	0.70	(1.04)	0.19
Distributions(c)
From net investment income	(0.19)	(0.37)	(0.34)	(0.32)	(0.31)	(0.30)
From net realized gain	—	—	—	—	(0.00)(d)	(0.02)
Total distributions	(0.19)	(0.37)	(0.34)	(0.32)	(0.31)	(0.32)
Net asset value, end of period	$11.07	$11.02	$10.99	$11.19	$10.81	$12.16
Total Return(e)
Based on net asset value	2.19%(f)	3.74%	1.25%	6.63%	(8.58)%	1.58%
Ratios to Average Net Assets(g)
Total expenses	0.32%(h)	0.29%	0.28%	0.27%	0.32%	0.25%
Total expenses after fees waived and/or reimbursed	0.20%(h)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	3.46%(h)	3.41%	3.06%	2.96%	2.75%	2.45%
Supplemental Data
Net assets, end of period (000)	$245	$242	$236	$97	$102	$106
Portfolio turnover rate	8%	38%	37%	10%	21%	7%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
See notes to financial statements.
Fund Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Short-Term TIPS Bond Index Fund
	Institutional
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$9.72	$9.60	$9.57	$9.52	$10.37	$10.30
Net investment income(a)	0.29	0.44	0.41	0.37	0.63	0.46
Net realized and unrealized gain (loss)(b)	(0.14)	0.13	0.03	0.04	(0.91)	0.07
Net increase (decrease) from investment operations	0.15	0.57	0.44	0.41	(0.28)	0.53
Distributions(c)
From net investment income	(0.28)	(0.45)	(0.41)	(0.36)	(0.57)	(0.46)
Return of capital	—	(0.00)(d)	(0.00)(d)	(0.00)(d)	(0.00)(d)	—
Total distributions	(0.28)	(0.45)	(0.41)	(0.36)	(0.57)	(0.46)
Net asset value, end of period	$9.59	$9.72	$9.60	$9.57	$9.52	$10.37
Total Return(e)
Based on net asset value	1.58%(f)	6.02%	4.72%	4.41%	(2.81)%	5.18%
Ratios to Average Net Assets(g)
Total expenses	0.10%(h)	0.07%	0.13%	0.23%	0.19%	0.29%
Total expenses after fees waived and/or reimbursed	0.09%(h)	0.07%	0.11%	0.11%	0.08%	0.07%
Net investment income	5.93%(h)	4.47%	4.28%	3.99%	6.44%	4.41%
Supplemental Data
Net assets, end of period (000)	$667,470	$633,609	$128,401	$120,828	$23,581	$18,004
Portfolio turnover rate	7%	12%	18%	34%	58%	10%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Short-Term TIPS Bond Index Fund (continued)
	Investor A
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$9.73	$9.61	$9.58	$9.53	$10.41	$10.34
Net investment income(a)	0.28	0.43	0.39	0.35	0.54	0.40
Net realized and unrealized gain (loss)(b)	(0.14)	0.11	0.03	0.04	(0.85)	0.10
Net increase (decrease) from investment operations	0.14	0.54	0.42	0.39	(0.31)	0.50
Distributions(c)
From net investment income	(0.27)	(0.42)	(0.39)	(0.34)	(0.57)	(0.43)
Return of capital	—	(0.00)(d)	(0.00)(d)	(0.00)(d)	(0.00)(d)	—
Total distributions	(0.27)	(0.42)	(0.39)	(0.34)	(0.57)	(0.43)
Net asset value, end of period	$9.60	$9.73	$9.61	$9.58	$9.53	$10.41
Total Return(e)
Based on net asset value	1.46%(f)	5.73%	4.45%	4.22%	(3.15)%	4.89%
Ratios to Average Net Assets(g)
Total expenses	0.38%(h)	0.39%	0.51%	0.60%	0.58%	0.71%
Total expenses after fees waived and/or reimbursed	0.36%(h)	0.36%	0.36%	0.36%	0.36%	0.36%
Net investment income	5.86%(h)	4.43%	4.02%	3.70%	5.46%	3.79%
Supplemental Data
Net assets, end of period (000)	$6,223	$5,739	$2,524	$2,093	$2,514	$1,908
Portfolio turnover rate	7%	12%	18%	34%	58%	10%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
See notes to financial statements.
Fund Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Short-Term TIPS Bond Index Fund (continued)
	Class K
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$9.73	$9.61	$9.58	$9.53	$10.41	$10.34
Net investment income(a)	0.29	0.46	0.41	0.37	0.58	0.49
Net realized and unrealized gain (loss)(b)	(0.13)	0.11	0.04	0.05	(0.86)	0.04
Net increase (decrease) from investment operations	0.16	0.57	0.45	0.42	(0.28)	0.53
Distributions(c)
From net investment income	(0.29)	(0.45)	(0.42)	(0.37)	(0.60)	(0.46)
Return of capital	—	(0.00)(d)	(0.00)(d)	(0.00)(d)	(0.00)(d)	—
Total distributions	(0.29)	(0.45)	(0.42)	(0.37)	(0.60)	(0.46)
Net asset value, end of period	$9.60	$9.73	$9.61	$9.58	$9.53	$10.41
Total Return(e)
Based on net asset value	1.60%(f)	6.06%	4.77%	4.51%	(2.86)%	5.19%
Ratios to Average Net Assets(g)
Total expenses	0.06%(h)	0.06%	0.09%	0.18%	0.18%	0.28%
Total expenses after fees waived and/or reimbursed	0.05%(h)	0.05%	0.06%	0.06%	0.06%	0.06%
Net investment income	6.04%(h)	4.69%	4.27%	3.92%	5.88%	4.69%
Supplemental Data
Net assets, end of period (000)	$613,170	$549,855	$321,740	$154,923	$109,665	$84,806
Portfolio turnover rate	7%	12%	18%	34%	58%	10%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares MSCI EAFE International Index Fund
	Institutional
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$19.35	$15.25	$15.19	$13.25	$15.85	$14.68
Net investment income(a)	0.37	0.51	0.47	0.43	0.41	0.41
Net realized and unrealized gain (loss)(b)	1.60	4.31	0.11	1.99	(2.64)	1.24
Net increase (decrease) from investment operations	1.97	4.82	0.58	2.42	(2.23)	1.65
Distributions from net investment income(c)	—	(0.72)	(0.52)	(0.48)	(0.37)	(0.48)
Net asset value, end of period	$21.32	$19.35	$15.25	$15.19	$13.25	$15.85
Total Return(d)
Based on net asset value	10.18%(e)	31.64%	3.68%	18.33%	(14.18)%	11.28%
Ratios to Average Net Assets(f)
Total expenses	0.10%(g)	0.09%	0.10%	0.10%	0.09%	0.09%
Total expenses after fees waived and/or reimbursed	0.10%(g)	0.09%	0.10%	0.10%	0.09%	0.09%
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes	0.09%(g)	0.09%	0.09%	0.09%	0.09%	0.09%
Net investment income	3.67%(g)	2.82%	2.96%	2.97%	3.06%	2.57%
Supplemental Data
Net assets, end of period (000)	$1,780,566	$1,612,033	$1,055,134	$1,126,850	$1,036,641	$1,058,978
Portfolio turnover rate	5%	8%	4%	17%	4%	3%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
See notes to financial statements.
Fund Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares MSCI EAFE International Index Fund (continued)
	Investor A
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$19.20	$15.13	$15.08	$13.16	$15.74	$14.58
Net investment income(a)	0.34	0.46	0.43	0.39	0.38	0.36
Net realized and unrealized gain (loss)(b)	1.58	4.28	0.10	1.97	(2.63)	1.24
Net increase (decrease) from investment operations	1.92	4.74	0.53	2.36	(2.25)	1.60
Distributions from net investment income(c)	—	(0.67)	(0.48)	(0.44)	(0.33)	(0.44)
Net asset value, end of period	$21.12	$19.20	$15.13	$15.08	$13.16	$15.74
Total Return(d)
Based on net asset value	10.00%(e)	31.39%	3.39%	18.02%	(14.36)%	11.01%
Ratios to Average Net Assets(f)
Total expenses	0.35%(g)	0.34%	0.35%	0.35%	0.34%	0.34%
Total expenses after fees waived and/or reimbursed	0.35%(g)	0.34%	0.35%	0.35%	0.34%	0.34%
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes	0.34%(g)	0.34%	0.34%	0.34%	0.34%	0.34%
Net investment income	3.42%(g)	2.61%	2.69%	2.75%	2.85%	2.31%
Supplemental Data
Net assets, end of period (000)	$513,667	$474,813	$394,057	$385,832	$348,314	$385,287
Portfolio turnover rate	5%	8%	4%	17%	4%	3%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares MSCI EAFE International Index Fund (continued)
	Investor P
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$19.12	$15.08	$15.02	$13.12	$15.69	$14.53
Net investment income(a)	0.34	0.46	0.43	0.39	0.39	0.36
Net realized and unrealized gain (loss)(b)	1.59	4.25	0.11	1.95	(2.63)	1.24
Net increase (decrease) from investment operations	1.93	4.71	0.54	2.34	(2.24)	1.60
Distributions from net investment income(c)	—	(0.67)	(0.48)	(0.44)	(0.33)	(0.44)
Net asset value, end of period	$21.05	$19.12	$15.08	$15.02	$13.12	$15.69
Total Return(d)
Based on net asset value	10.09%(e)	31.30%	3.46%	17.92%	(14.36)%	11.05%
Ratios to Average Net Assets(f)
Total expenses	0.35%(g)	0.34%	0.35%	0.35%	0.34%	0.34%
Total expenses after fees waived and/or reimbursed	0.35%(g)	0.34%	0.35%	0.35%	0.34%	0.34%
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes	0.34%(g)	0.34%	0.34%	0.34%	0.34%	0.34%
Net investment income	3.41%(g)	2.61%	2.70%	2.76%	2.87%	2.30%
Supplemental Data
Net assets, end of period (000)	$186,101	$171,062	$135,186	$137,725	$123,463	$153,682
Portfolio turnover rate	5%	8%	4%	17%	4%	3%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
See notes to financial statements.
Fund Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares MSCI EAFE International Index Fund (continued)
	Class G
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Period from 10/16/23(a) to 12/31/23

Net asset value, beginning of period	$19.37	$15.26	$15.20	$14.14
Net investment income(b)	0.37	0.52	0.48	0.03
Net realized and unrealized gain(c)	1.61	4.32	0.11	1.50
Net increase from investment operations	1.98	4.84	0.59	1.53
Distributions from net investment income(d)	—	(0.73)	(0.53)	(0.47)
Net asset value, end of period	$21.35	$19.37	$15.26	$15.20
Total Return(e)
Based on net asset value	10.22%(f)	31.76%	3.75%	10.85%(f)
Ratios to Average Net Assets(g)
Total expenses	0.04%(h)	0.03%	0.03%	0.03%(h)
Total expenses after fees waived and/or reimbursed	0.04%(h)	0.03%	0.03%	0.02%(h)
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes	0.02%(h)	0.02%	0.02%	0.02%(h)
Net investment income	3.60%(h)	2.91%	2.98%	0.89%(h)
Supplemental Data
Net assets, end of period (000)	$3,209,394	$3,663,672	$3,110,802	$2,737,539
Portfolio turnover rate	5%	8%	4%	17%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares MSCI EAFE International Index Fund (continued)
	Class K
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$19.38	$15.27	$15.21	$13.27	$15.86	$14.69
Net investment income(a)	0.38	0.52	0.48	0.46	0.43	0.41
Net realized and unrealized gain (loss)(b)	1.60	4.32	0.10	1.96	(2.65)	1.24
Net increase (decrease) from investment operations	1.98	4.84	0.58	2.42	(2.22)	1.65
Distributions from net investment income(c)	—	(0.73)	(0.52)	(0.48)	(0.37)	(0.48)
Net asset value, end of period	$21.36	$19.38	$15.27	$15.21	$13.27	$15.86
Total Return(d)
Based on net asset value	10.22%(e)	31.73%	3.73%	18.34%	(14.07)%	11.33%
Ratios to Average Net Assets(f)
Total expenses	0.05%(g)	0.04%	0.05%	0.05%	0.04%	0.04%
Total expenses after fees waived and/or reimbursed	0.05%(g)	0.04%	0.05%	0.05%	0.04%	0.04%
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes	0.04%(g)	0.04%	0.04%	0.04%	0.04%	0.04%
Net investment income	3.74%(g)	2.89%	2.99%	3.14%	3.19%	2.60%
Supplemental Data
Net assets, end of period (000)	$8,212,044	$7,395,991	$5,597,626	$5,127,824	$6,236,454	$6,929,470
Portfolio turnover rate	5%	8%	4%	17%	4%	3%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
See notes to financial statements.
Fund Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell 2000 Small-Cap Index Fund
	Institutional
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$26.69	$24.40	$22.90	$20.17	$25.76	$24.19
Net investment income(a)	0.13	0.28	0.31	0.33	0.27	0.25
Net realized and unrealized gain (loss)(b)	5.86	2.85	2.37	3.07	(5.52)	3.28
Net increase (decrease) from investment operations	5.99	3.13	2.68	3.40	(5.25)	3.53
Distributions(c)
From net investment income	—	(0.34)	(0.47)	(0.35)	(0.28)	(0.29)
From net realized gain	—	(0.50)	(0.71)	(0.32)	(0.06)	(1.67)
Total distributions	—	(0.84)	(1.18)	(0.67)	(0.34)	(1.96)
Net asset value, end of period	$32.68	$26.69	$24.40	$22.90	$20.17	$25.76
Total Return(d)
Based on net asset value	22.44%(e)	12.78%	11.42%	16.90%	(20.39)%	14.73%
Ratios to Average Net Assets(f)(g)(h)
Total expenses	0.13%(i)	0.13%	0.13%	0.13%	0.13%	0.12%
Total expenses after fees waived and/or reimbursed	0.12%(i)	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income	0.88%(i)	1.11%	1.28%	1.55%	1.26%	0.93%
Supplemental Data
Net assets, end of period (000)	$557,018	$464,462	$438,850	$400,743	$390,670	$479,451
Portfolio turnover rate of the Series	28%	21%	32%	29%	38%	31%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes the Fund’s share of the Series’ allocated net expenses and/or net investment income.
(g)	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell 2000 Small-Cap Index Fund (continued)
	Investor A
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$26.72	$24.43	$22.93	$20.20	$25.79	$24.22
Net investment income(a)	0.09	0.22	0.25	0.27	0.22	0.18
Net realized and unrealized gain (loss)(b)	5.86	2.84	2.37	3.08	(5.52)	3.28
Net increase (decrease) from investment operations	5.95	3.06	2.62	3.35	(5.30)	3.46
Distributions(c)
From net investment income	—	(0.27)	(0.41)	(0.30)	(0.23)	(0.22)
From net realized gain	—	(0.50)	(0.71)	(0.32)	(0.06)	(1.67)
Total distributions	—	(0.77)	(1.12)	(0.62)	(0.29)	(1.89)
Net asset value, end of period	$32.67	$26.72	$24.43	$22.93	$20.20	$25.79
Total Return(d)
Based on net asset value	22.27%(e)	12.50%	11.15%	16.60%	(20.57)%	14.38%
Ratios to Average Net Assets(f)(g)(h)
Total expenses	0.40%(i)	0.40%	0.40%	0.42%	0.40%	0.40%
Total expenses after fees waived and/or reimbursed	0.37%(i)	0.37%	0.37%	0.37%	0.37%	0.37%
Net investment income	0.62%(i)	0.87%	1.03%	1.29%	1.01%	0.66%
Supplemental Data
Net assets, end of period (000)	$283,423	$238,658	$226,997	$206,977	$194,549	$243,110
Portfolio turnover rate of the Series	28%	21%	32%	29%	38%	31%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes the Fund’s share of the Series’ allocated net expenses and/or net investment income.
(g)	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
See notes to financial statements.
Fund Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell 2000 Small-Cap Index Fund (continued)
	Investor P
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$26.61	$24.34	$22.85	$20.13	$25.70	$24.14
Net investment income(a)	0.09	0.21	0.25	0.27	0.22	0.18
Net realized and unrealized gain (loss)(b)	5.84	2.83	2.35	3.07	(5.50)	3.27
Net increase (decrease) from investment operations	5.93	3.04	2.60	3.34	(5.28)	3.45
Distributions(c)
From net investment income	—	(0.27)	(0.40)	(0.30)	(0.23)	(0.22)
From net realized gain	—	(0.50)	(0.71)	(0.32)	(0.06)	(1.67)
Total distributions	—	(0.77)	(1.11)	(0.62)	(0.29)	(1.89)
Net asset value, end of period	$32.54	$26.61	$24.34	$22.85	$20.13	$25.70
Total Return(d)
Based on net asset value	22.29%(e)	12.47%	11.14%	16.62%	(20.57)%	14.42%
Ratios to Average Net Assets(f)(g)(h)
Total expenses	0.38%(i)	0.39%	0.39%	0.38%	0.39%	0.38%
Total expenses after fees waived and/or reimbursed	0.37%(i)	0.37%	0.37%	0.36%	0.37%	0.37%
Net investment income	0.63%(i)	0.87%	1.03%	1.29%	1.01%	0.67%
Supplemental Data
Net assets, end of period (000)	$381,530	$321,078	$304,046	$287,808	$266,391	$354,746
Portfolio turnover rate of the Series	28%	21%	32%	29%	38%	31%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes the Fund’s share of the Series’ allocated net expenses and/or net investment income.
(g)	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell 2000 Small-Cap Index Fund (continued)
	Class K
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$26.79	$24.49	$22.98	$20.24	$25.84	$24.26
Net investment income(a)	0.14	0.29	0.32	0.34	0.28	0.27
Net realized and unrealized gain (loss)(b)	5.88	2.86	2.38	3.08	(5.53)	3.29
Net increase (decrease) from investment operations	6.02	3.15	2.70	3.42	(5.25)	3.56
Distributions(c)
From net investment income	—	(0.35)	(0.48)	(0.36)	(0.29)	(0.31)
From net realized gain	—	(0.50)	(0.71)	(0.32)	(0.06)	(1.67)
Total distributions	—	(0.85)	(1.19)	(0.68)	(0.35)	(1.98)
Net asset value, end of period	$32.81	$26.79	$24.49	$22.98	$20.24	$25.84
Total Return(d)
Based on net asset value	22.47%(e)	12.83%	11.47%	16.95%	(20.32)%	14.78%
Ratios to Average Net Assets(f)(g)(h)
Total expenses	0.07%(i)	0.07%	0.07%	0.07%	0.07%	0.07%
Total expenses after fees waived and/or reimbursed	0.07%(i)	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income	0.94%(i)	1.18%	1.32%	1.60%	1.31%	0.99%
Supplemental Data
Net assets, end of period (000)	$2,893,873	$2,158,541	$1,899,178	$1,872,398	$1,752,177	$2,288,892
Portfolio turnover rate of the Series	28%	21%	32%	29%	38%	31%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes the Fund’s share of the Series’ allocated net expenses and/or net investment income.
(g)	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
See notes to financial statements.
Fund Financial Highlights

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock FundsSM (the "Trust") and BlackRock Index Funds, Inc. (the “Corporation”), are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Trust is organized as a Massachusetts business trust. The Corporation is organized as a Maryland corporation. The following, each of which is a series of one of the Trust or the Corporation are referred to herein collectively as the “Funds” or individually as a “Fund”:
Registrant Name	Fund Name	Herein Referred To As	Diversification Classification
BlackRock FundsSM	iShares Municipal Bond Index Fund	Municipal Bond Index	Diversified
	iShares Short-Term TIPS Bond Index Fund	Short-Term TIPS Bond Index	Diversified
BlackRock Index Funds, Inc.	iShares MSCI EAFE International Index Fund	International Index	Diversified
	iShares Russell 2000 Small-Cap Index Fund	Small Cap Index	Diversified
Small Cap Index seeks to achieve its investment objective by investing all of its assets in Master Small Cap Index Series (the “Series”), a series of Quantitative Master Series LLC (the “Master LLC”), and an affiliate of Small Cap Index, which has the same investment objective and strategies as Small Cap Index. The value of Small Cap Index’s investment in the Series reflects Small Cap Index’s proportionate interest in the net assets of the Series. The performance of Small Cap Index is directly affected by the performance of the Series. At June 30, 2026, the percentage of the Series owned by Small Cap Index was 68.6%. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with Small Cap Index’s financial statements.
Each Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A and Investor P Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.  Investor P Shares are only available through registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Fund’s distributor to offer such shares.  Class G Shares are available only to investors on eligible platforms.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Investor A Shares	No	No	None
Class K and Class G Shares	No	No	None
Investor P Shares	Yes	No(a)	None

(a)	Investor P Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
The Board of Trustees of the Trust and the Board of Directors of the Corporation are collectively referred to throughout this report as the "Board", and the directors/trustees thereof are collectively referred to throughout this report as “Directors”.
The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA”) for Municipal Bond Index and BlackRock Advisors, LLC (“BAL”)  for Short-Term TIPS Bond Index, International Index and Small Cap Index (“BFA” and together with “BAL”, the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For Municipal Bond Index, Short-Term TIPS Bond Index and International Index, for financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when International Index is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
For Small Cap Index, for financial reporting purposes, contributions to and withdrawals from the Series are accounted for on a trade date basis. Small Cap Index records its proportionate share of the Series’ income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, Small Cap Index accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: International Index books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
International Index does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  International Index reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: International Index may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests.  These foreign taxes, if any, are paid by the  Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, International Index recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
International Index Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. International Index Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions paid by International Index and Small Cap Index are recorded on the ex-dividend dates. Distributions from net investment income for Municipal Bond Index and Short-Term TIPS Bond Index are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. Small Cap Index’s policy is to value its financial instruments at fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees. Small Cap Index records its investment in the Series at fair value based on Small Cap Index’s proportionate interest in the net assets of the Series. Valuation of securities held by the Series is discussed in Note 3 of the Series’ Notes to Financial Statements, which are included elsewhere in this report.
Fund Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
•Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price (including evaluated prices) provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Forward Commitments, When-Issued and Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Funds to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statements of Assets and Liabilities and Statements of Operations.
Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
Fund Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
International Index
BNP Paribas SA	$ 9,909,059	$ (9,909,059)	$ —	$ —
BofA Securities, Inc.	2,216,006	(2,216,006)	—	—
Goldman Sachs & Co. LLC	4,680,844	(4,680,844)	—	—
HSBC Bank PLC	26,934,860	(25,988,249)	—	946,611
Morgan Stanley	4,570,278	(4,570,278)	—	—
	$ 48,311,047	$ (47,364,436)	$ —	$ 946,611

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of June 30, 2026. Additional collateral is delivered to each Fund subsequent to period end in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: Each of the Trust and the Corporation, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, to provide investment advisory and, with respect to Municipal Bond Index, Short-Term TIPS Bond Index and International Index, administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets.
	Municipal Bond Index	Short-Term TIPS Bond Index	International Index
Investment advisory fees	0.10%	0.01%	0.01%
With respect to the Short-Term TIPS Bond Index, International Index and Small Cap Index, the Manager entered into a sub-advisory agreement with BFA, an affiliate of the Manager. The Manager pays BFA for services it provides for that portion of Short-Term TIPS Bond Index, International Index and Small Cap Index for which BFA acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service Fees:  The Corporation and the Trust, on behalf of each Fund, entered into a Distribution Agreement and Distribution and Service Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each  Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each  Fund as follows:
	Municipal Bond Index		Short-Term TIPS Bond Index		International Index		Small Cap Index
Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees
Investor A	0.25%	N/A	0.25%	N/A	0.25%	N/A	0.25%	N/A
Investor P	0.25	N/A	N/A	N/A	0.25	N/A	0.25	N/A
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker dealer for providing shareholder servicing related services to shareholders.
For the six months ended June 30, 2026, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Fund Name	Investor A	Investor P	Total
Municipal Bond Index	$ 21,930	$ 198,017	$ 219,947
Short-Term TIPS Bond Index	7,772	—	7,772
International Index	616,499	223,424	839,923
Small Cap Index	318,560	429,248	747,808
Administration: The Corporation, on behalf of Small Cap Index and International Index, entered into an Administration Agreement with BlackRock Advisors, LLC (the "Administrator"), an indirect, majority-owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, Small Cap Index pays the Administrator a monthly fee at an annual rate of 0.04% of the average daily net assets of Small Cap Index. Small Cap Index does not pay an investment advisory fee or investment management fee. For International Index, the Administrator is entitled to receive for these administrative services an annual fee of 0.08% based on the average daily net assets of International Index’s Institutional, Investor A and Investor P Shares, 0.015% of the average daily net assets of Class G Shares,and 0.03% of the average daily net assets of Class K Shares.
For the six months ended June 30, 2026, the following table shows the class specific administration fees borne directly by each share class of International Index:
Fund Name	Institutional	Investor A	Investor P	Class G	Class K	Total
International Index	$ 683,773	$ 197,280	$ 71,496	$ 257,396	$ 1,171,882	$ 2,381,827
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the six months ended June 30, 2026, the Funds did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended June 30, 2026, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
Fund Name	Institutional	Investor A	Investor P	Class K	Total
Municipal Bond Index	$ 44	$ 2,407	$ 296	$ 19	$ 2,766
Short-Term TIPS Bond Index	427	571	—	1,552	2,550
Small Cap Index	3,025	13,300	2,007	4,242	22,574
Fund Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

For the six months ended June 30, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Investor P	Class K	Total
Municipal Bond Index	$ 8,380	$ 7,889	$ 43,346	$ 62	$ 59,677
Short-Term TIPS Bond Index	156,823	2,542	—	27,373	186,738
Small Cap Index	153,463	105,619	111,986	44,740	415,808
Other Fees:  For the six months ended June 30, 2026, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor P Shares as follows:
Fund Name	Investor P
Municipal Bond Index	$ 1,952
International Index	7,442
Small Cap Index	11,067
For the six months ended June 30, 2026, affiliates received CDSCs as follows:
Fund Name	Investor P
Municipal Bond Index	$ 24
Expense Limitations, Waivers, Reimbursements, and Recoupments:  With respect to Municipal Bond Index, Short-Term TIPS Bond Index and International Index, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Trust or the Corporation, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended June 30, 2026, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Municipal Bond Index	$ 755
Short-Term TIPS Bond Index	5,640
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027, with respect to Municipal Bond Index, Short-Term TIPS Bond Index and International Index. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended June 30, 2026, the Manager of International Index waived $7,904 in investment advisory fees pursuant to these arrangements.
With respect to Municipal Bond Index, Short-Term TIPS Bond Index and Small Cap Index, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit net total annual operating expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name	Institutional	Investor A	Investor P	Class K
Municipal Bond Index	0.25%	0.50%	0.50%	0.20%
Short-Term TIPS Bond Index	0.11	0.36	—	0.06
Small Cap Index	0.12	0.37	0.37	0.07
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027 with respect to Municipal Bond Index, Short-Term TIPS Bond Index and Small-Cap Index, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts of fees waived and/or reimbursed are included in fees waived and/or reimbursed by the Manager in the Statements of Operations.  For the six months ended June 30, 2026, the Funds waived the following amounts:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Municipal Bond Index	$ 67,937
Short-Term TIPS Bond Index	20,450
With respect to International Index, the fees and expenses of the Fund’s Independent Directors, counsel to the Independent Directors and the Fund’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. The Manager has contractually agreed to reimburse the Fund or provide an offsetting credit for such independent expenses through June 30, 2036. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2026, the amount waived and/or reimbursed was $79,863.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager - class specific respectively, in the Statements of Operations. For the six months ended June 30, 2026, class specific expense waivers and/or reimbursements were as follows:
	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Investor A	Investor P	Class K	Total
Municipal Bond Index	$ 505	$ 3,457	$ 3,726	$ 60	$ 7,748
Short-Term TIPS Bond Index	13,576	503	—	13,917	27,996
Small Cap Index	11,943	33,467	14,769	12	60,191
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85%  of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending arrangements were in place for each Fund for the calendar year ended December 31, 2025.
The share of securities lending income earned by International Index is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended June 30, 2026, the Fund paid BTC $70,513 for securities lending agent services.
Directors and Officers:  Certain directors and/or officers of the Trust and the Corporation are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s and the Corporation’s Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.
Other Transactions:  International Index may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended June 30, 2026, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Fund Name	Purchases	Sales	Net Realized Gain (Loss)
International Index	$174,974,354	$67,212,594	$3,253,264
7.
PURCHASES AND SALES
For the six months ended June 30, 2026, purchases and sales of investments, excluding short-term securities, were as follows:
	U.S. Government Securities		Other Securities
Fund Name	Purchases	Sales	Purchases	Sales
Municipal Bond Index	$ —	$ —	$ 16,514,662	$ 21,192,171
Short-Term TIPS Bond Index	211,020,156	76,546,237	—	—
International Index	—	—	609,919,630	1,089,982,461
Fund Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

8.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of December 31, 2025, the Funds had non-expiring capital loss carryforwards and qualified late-year losses as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards(a)	Qualified Late-Year Ordinary Losses(b)
Municipal Bond Index	$ (5,026,507)	$ —
Short-Term TIPS Bond Index	(6,549,316)	—
International Index	(1,305,545,194)	(41,121,126)

(a)	Amounts available to offset future realized capital gains.
(b)	The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
As of June 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Municipal Bond Index	$ 207,690,524	$ 1,963,682	$ (3,757,446)	$ (1,793,764)
Short-Term TIPS Bond Index	1,306,727,224	84,083	(17,318,070)	(17,233,987)
International Index	7,799,599,109	6,687,445,898	(649,374,928)	6,038,070,970
9.
BANK BORROWINGS
 The Trust and International Index, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended June 30, 2026, the Funds did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, each Fund investsin securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Manager uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
International Index may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk:  Municipal Bond Index and Short-Term TIPS Bond Index may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Municipal Bond Index and

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Short-Term TIPS Bond Index may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.  The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in
Fund Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 06/30/26		Year Ended 12/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Municipal Bond Index
Institutional
Shares sold	150,387	$ 1,657,359	323,284	$ 3,516,757
Shares issued in reinvestment of distributions	48,517	535,625	101,791	1,107,025
Shares redeemed	(250,851)	(2,766,261)	(1,037,130)	(11,152,783)
	(51,947)	$ (573,277)	(612,055)	$ (6,529,001)
Investor A
Shares sold	137,555	$ 1,512,350	309,720	$ 3,383,110
Shares issued in reinvestment of distributions	23,666	261,260	42,070	457,546
Shares redeemed	(175,071)	(1,928,757)	(229,664)	(2,479,087)
	(13,850)	$ (155,147)	122,126	$ 1,361,569
Investor P
Shares sold	229,841	$ 2,534,671	533,636	$ 5,819,096
Shares issued in reinvestment of distributions	226,905	2,505,073	482,518	5,245,504
Shares redeemed	(1,146,990)	(12,655,151)	(2,447,868)	(26,570,566)
	(690,244)	$ (7,615,407)	(1,431,714)	$ (15,505,966)
Class K
Shares sold	—	$ —	—	$ —
Shares issued in reinvestment of distributions	228	2,522	443	4,814
Shares redeemed	—	—	—	—
	228	$ 2,522	443	$ 4,814
	(755,813)	$ (8,341,309)	(1,921,200)	$ (20,668,584)

	Six Months Ended 06/30/26		Year Ended 12/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Short-Term TIPS Bond Index
Institutional
Shares sold	4,398,456	$ 42,875,386	53,321,860	$ 520,476,631
Shares issued in reinvestment of distributions	1,956,832	18,981,527	1,628,816	15,915,704
Shares redeemed	(1,940,575)	(18,947,431)	(3,135,933)	(30,637,353)
	4,414,713	$ 42,909,482	51,814,743	$ 505,754,982
Investor A
Shares sold	291,746	$ 2,850,880	595,102	$ 5,789,224
Shares issued in reinvestment of distributions	18,522	179,880	23,271	227,688
Shares redeemed	(251,801)	(2,451,014)	(291,383)	(2,834,032)
	58,467	$ 579,746	326,990	$ 3,182,880

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/26		Year Ended 12/31/25
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
Short-Term TIPS Bond Index (continued)
Class K
Shares sold	9,960,828	$ 97,263,353	29,527,916	$ 288,060,358
Shares issued in reinvestment of distributions	1,794,307	17,426,366	2,183,407	21,358,956
Shares redeemed	(4,389,911)	(42,897,710)	(8,685,014)	(84,773,146)
	7,365,224	$ 71,792,009	23,026,309	$ 224,646,168
	11,838,404	$ 115,281,237	75,168,042	$ 733,584,030

	Six Months Ended 06/30/26		Year Ended 12/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
International Index
Institutional
Shares sold	17,807,665	$ 364,535,500	37,076,635	$ 654,033,252
Shares issued in reinvestment of distributions	—	—	2,742,918	52,472,020
Shares redeemed	(17,600,833)	(359,318,783)	(25,728,265)	(456,617,882)
	206,832	$ 5,216,717	14,091,288	$ 249,887,390
Investor A
Shares sold	3,755,942	$ 76,115,439	7,195,327	$ 126,698,609
Shares issued in reinvestment of distributions	—	—	822,296	15,598,948
Shares redeemed	(4,173,986)	(84,729,447)	(9,327,833)	(163,205,614)
	(418,044)	$ (8,614,008)	(1,310,210)	$ (20,908,057)
Investor P
Shares sold	488,780	$ 9,900,817	695,374	$ 12,350,891
Shares issued in reinvestment of distributions	—	—	307,177	5,805,654
Shares redeemed	(590,487)	(11,937,579)	(1,024,821)	(18,025,538)
	(101,707)	$ (2,036,762)	(22,270)	$ 131,007
Class G
Shares sold	16,991,568	$ 343,809,408	31,695,713	$ 547,722,505
Shares issued in reinvestment of distributions	—	—	6,919,614	132,441,405
Shares redeemed	(55,790,554)	(1,100,597,820)	(53,348,947)	(916,138,254)
	(38,798,986)	$ (756,788,412)	(14,733,620)	$ (235,974,344)
Class K
Shares sold	59,813,775	$ 1,228,573,378	98,547,934	$ 1,754,119,529
Shares issued in reinvestment of distributions	—	—	13,866,936	265,551,681
Shares redeemed	(56,951,196)	(1,168,534,296)	(97,452,918)	(1,733,065,216)
	2,862,579	$ 60,039,082	14,961,952	$ 286,605,994
	(36,249,326)	$ (702,183,383)	12,987,140	$ 279,741,990

	Six Months Ended 06/30/26		Year Ended 12/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Small Cap Index
Institutional
Shares sold	1,295,173	$ 37,767,401	4,593,258	$ 117,669,520
Shares issued in reinvestment of distributions	—	—	451,059	12,183,570
Shares redeemed	(1,651,746)	(48,143,020)	(5,629,747)	(137,766,726)
	(356,573)	$ (10,375,619)	(585,430)	$ (7,913,636)
Investor A
Shares sold	970,460	$ 28,544,732	2,060,390	$ 50,249,132
Shares issued in reinvestment of distributions	—	—	244,380	6,606,209
Shares redeemed	(1,228,162)	(36,005,097)	(2,664,863)	(66,045,402)
	(257,702)	$ (7,460,365)	(360,093)	$ (9,190,061)
Fund Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/26		Year Ended 12/31/25
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
Small Cap Index (continued)
Investor P
Shares sold	462,577	$ 13,427,182	878,039	$ 21,301,942
Shares issued in reinvestment of distributions	—	—	337,637	9,090,140
Shares redeemed	(803,663)	(23,347,613)	(1,645,010)	(40,543,811)
	(341,086)	$ (9,920,431)	(429,334)	$ (10,151,729)
Class K
Shares sold	20,947,571	$ 636,682,971	21,100,461	$ 519,067,047
Shares issued in reinvestment of distributions	—	—	2,444,586	66,280,320
Shares redeemed	(13,317,565)	(387,522,720)	(20,534,742)	(506,545,906)
	7,630,006	$ 249,160,251	3,010,305	$ 78,801,461
	6,674,645	$ 221,403,836	1,635,448	$ 51,546,035
As of June 30, 2026, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
Fund Name	Institutional	Investor A	Investor P	Class K	Class G
Municipal Bond Index	8,707	871	871	8,707	—
International Index	—	—	14,420	—	5,356
Small Cap Index	—	—	9,191	—	—
12.
FOREIGN WITHHOLDINGS TAX CLAIMS
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld.  Assuming there are sufficient foreign taxes paid which International Index is able to pass through to shareholders as a foreign tax credit in the current year, International Index will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by International Index.
Certain of the outstanding foreign tax reclaims are not deemed by the Fund to meet the recognition criteria under U.S. GAAP as of June 30, 2026, and have not been recorded in the applicable Fund’s net asset value. The recognition by the Fund of these amounts would have a positive impact on the applicable Fund’s performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
13.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
June 30, 2026
Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Advertising Agencies — 0.1%
Boston Omaha Corp., Class A (a)(b)	37,221	$ 507,694
Clear Channel Outdoor Holdings, Inc. (a)	731,494	1,770,215
Emerald Holding, Inc. (b)	22,223	112,004
National CineMedia, Inc.	107,415	408,177
Nexxen International Ltd. (a)(b)	50,883	459,474
Pursuit Attractions & Hospitality, Inc. (a)(b)	39,296	2,199,397
QuinStreet, Inc. (a)	103,298	1,513,316
Stagwell, Inc., Class A (a)(b)	195,449	1,452,186
TechTarget, Inc. (a)(b)	44,588	160,517
Thryv Holdings, Inc. (a)(b)	64,077	252,463
		8,835,443
Aerospace & Defense — 1.7%
AAR Corp. (a)	73,746	10,540,516
AerSale Corp. (a)	72,926	460,892
Aevex Corp., Class A (a)(b)	33,818	706,458
AIRO Group Holdings, Inc. (a)(b)	34,807	257,224
Amprius Technologies, Inc. (a)	256,982	3,561,771
Archer Aviation, Inc., Class A (a)(b)	1,236,067	5,846,597
Astronics Corp. (a)(b)	58,664	4,767,037
Astronics Corp., Class B (a)(b)	10,015	761,140
Beta Technologies, Inc., Class A (a)(b)	63,322	1,060,644
Cadre Holdings, Inc.	58,934	1,680,208
Ducommun, Inc. (a)	25,660	4,752,489
Eve Holding, Inc., Class A (a)(b)	162,291	407,350
Firefly Aerospace, Inc. (a)(b)	144,627	4,252,034
Innovative Solutions and Support, Inc. (a)	27,702	498,636
Intuitive Machines, Inc., Class A (a)(b)	233,369	4,991,763
Mercury Systems, Inc. (a)	103,962	12,717,671
Moog, Inc., Class A	52,830	22,391,467
National Presto Industries, Inc.	10,190	1,273,648
Park Aerospace Corp.	34,602	1,320,412
Red Cat Holdings, Inc. (a)(b)	208,038	2,215,605
Redwire Corp. (a)	366,156	4,478,088
Satellogic, Inc., Class A (a)	178,253	1,019,607
Sidus Space, Inc., Class A (a)(b)	154,058	432,903
Starfighters Space, Inc. (a)(b)	57,423	305,490
Swarmer, Inc. (a)(b)	6,627	293,642
TAT Technologies Ltd. (a)(b)	22,391	1,079,918
V2X, Inc. (a)	54,918	4,094,686
Virgin Galactic Holdings, Inc., C Shares (a)(b)	180,609	521,960
Voyager Technologies, Inc., Class A (a)(b)	97,144	3,132,894
York Space Systems, Inc. (a)(b)	35,732	879,722
		100,702,472
Agriculture, Fishing & Ranching — 0.3%
Alico, Inc.	12,017	497,143
Andersons, Inc.	61,028	4,174,315
Cadiz, Inc. (a)(b)	95,258	398,178
Cal-Maine Foods, Inc.	80,360	6,473,802
Del Monte Corp.	62,179	1,735,416
Dole PLC	146,995	2,016,771
Flowers Foods, Inc.	357,342	2,823,002
Limoneira Co.	27,723	364,003
Once Upon a Farm PBC (a)	24,299	497,644
Tejon Ranch Co. (a)(b)	41,009	766,868
Vital Farms, Inc. (a)	68,798	800,121
		20,547,263
Air Transport(a) — 0.5%
Allegiant Travel Co.	44,649	5,250,723
Frontier Group Holdings, Inc.	111,276	880,193
JetBlue Airways Corp. (b)	618,145	3,541,971
Security	Shares	Value
Air Transport (continued)
Joby Aviation, Inc., Class A (b)	1,249,839	$ 11,148,564
Republic Airways Holdings, Inc.	26,618	559,244
SkyWest, Inc.	73,770	7,327,574
Wheels Up Experience, Inc., Class A (b)	2,687	24,102
		28,732,371
Airlines — 0.0%
Strata Critical Medical, Inc., Class A (a)(b)	121,680	641,254
Alternative Energy(a) — 0.2%
Aemetis, Inc. (b)	121,180	198,735
Alto Ingredients, Inc.	137,995	786,571
Ameresco, Inc., Class A (b)	61,320	1,692,432
Centrus Energy Corp., Class A (b)	34,157	5,733,936
Green Plains, Inc.	129,805	1,996,401
Lightbridge Corp. (b)	64,072	563,193
OPAL Fuels, Inc., Class A (b)	36,625	80,575
REX American Resources Corp.	54,908	2,479,096
Verde Clean Fuels, Inc., Class A	888	906
		13,531,845
Aluminum — 0.2%
Century Aluminum Co. (a)	128,648	5,919,094
Kaiser Aluminum Corp.	30,285	5,924,655
		11,843,749
Asset Management & Custodian — 0.5%
Acadian Asset Management, Inc.	51,310	3,669,691
Artisan Partners Asset Management, Inc., Class A	117,235	4,048,125
BRC Group Holdings, Inc. (a)	43,302	348,148
Cohen & Steers, Inc.	53,204	4,050,953
GCM Grosvenor, Inc., Class A	113,534	1,396,468
Open Lending Corp. (a)	177,310	551,434
PJT Partners, Inc., Class A	45,274	6,833,658
Silvercrest Asset Management Group, Inc., Class A	13,702	138,527
StepStone Group, Inc., Class A	127,641	5,279,232
Virtus Investment Partners, Inc.	12,003	1,722,430
Westwood Holdings Group, Inc.	12,907	247,298
WisdomTree, Inc.	248,034	4,201,696
		32,487,660
Auto Components — 0.5%
Atmus Filtration Technologies, Inc.	153,909	7,847,820
Harley-Davidson, Inc.	77,589	1,897,827
Holley, Inc. (a)	126,968	323,769
Lucid Group, Inc. (a)(b)	238,732	1,597,117
Phinia, Inc.	68,090	5,608,573
Solid Power, Inc., Class A (a)(b)	379,276	982,325
Versigent PLC (a)	132,139	5,551,159
Visteon Corp.	49,151	4,876,271
		28,684,861
Auto Parts — 0.6%
Adient PLC (a)	148,344	2,726,563
Cooper-Standard Holdings, Inc. (a)	28,605	773,765
Dana, Inc.	203,047	5,524,909
Dauch Corp. (a)	443,740	2,405,071
Dorman Products, Inc. (a)(b)	49,705	6,782,247
Fox Factory Holding Corp. (a)	79,881	1,353,584
Garrett Motion, Inc.	321,976	11,665,191
Gentherm, Inc. (a)	57,706	1,968,352
Livewire Group, Inc. (a)(b)	2,360	2,643
Standard Motor Products, Inc.	40,497	1,578,168
Strattec Security Corp. (a)	8,172	665,609
XPEL, Inc. (a)	47,914	2,376,534
		37,822,636
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Auto Services(a)(b) — 0.1%
Goodyear Tire & Rubber Co.	510,587	$ 3,369,874
Hertz Global Holdings, Inc.	240,983	545,827
		3,915,701
Back Office Support, HR & Consulting — 0.7%
Barrett Business Services, Inc.	43,409	1,541,888
CBIZ, Inc. (a)	91,998	2,951,296
Clarivate PLC (a)(b)	654,529	1,413,783
Concentrix Corp.	79,922	1,790,652
Conduent, Inc. (a)	254,909	372,167
CRA International, Inc.	11,867	1,688,674
Everforth, Inc. (a)	73,401	1,311,676
Hackett Group, Inc.	43,596	469,529
HireQuest, Inc.	8,825	110,842
Huron Consulting Group, Inc. (a)	31,001	2,795,050
ICF International, Inc.	34,177	2,490,136
Insperity, Inc.	69,054	2,852,621
Kelly Services, Inc., Class A	53,364	655,310
Kforce, Inc.	30,046	1,409,758
Korn Ferry	97,059	6,462,188
Liquidity Services, Inc. (a)	44,653	1,746,825
ManpowerGroup, Inc.	87,627	2,959,164
Maximus, Inc.	100,778	5,417,825
Public Policy Holding Co., Inc. (c)	14,193	105,170
Target Hospitality Corp. (a)	76,025	1,547,869
TriNet Group, Inc.	51,477	2,547,597
TrueBlue, Inc. (a)	47,578	331,619
		42,971,639
Banks: Diversified — 10.1%
1st Source Corp.	33,804	2,757,730
ACNB Corp.	17,908	1,063,377
Alerus Financial Corp.	44,847	1,394,742
AlTi Global, Inc., Class A (a)(b)	73,739	266,198
Amalgamated Financial Corp.	33,866	1,554,449
Amerant Bancorp, Inc.	63,606	1,623,225
Ameris Bancorp	113,101	10,208,496
Ames National Corp.	18,204	539,020
Arrow Financial Corp.	30,883	1,265,894
Associated Banc-Corp.	268,592	8,264,576
Atlantic Union Bankshares Corp.	254,605	10,772,338
Avidbank Holdings, Inc. (a)	17,328	572,344
Avidia Bancorp, Inc.	34,248	718,866
Axos Financial, Inc. (a)	91,067	8,869,015
Banc of California, Inc.	236,661	4,834,984
BancFirst Corp.	39,532	4,393,191
Bancorp, Inc. (a)	69,198	4,334,563
Bank First Corp.	19,374	2,874,133
Bank of Hawaii Corp.	63,838	5,202,159
Bank of Marin Bancorp	29,516	817,593
Bank of NT Butterfield & Son Ltd.	73,671	4,383,425
Bank7 Corp.	6,987	342,014
BankUnited, Inc.	120,941	5,859,591
Bankwell Financial Group, Inc.	11,311	664,521
Banner Corp.	56,474	3,752,133
Bar Harbor Bankshares	32,026	1,209,302
BayCom Corp.	17,282	568,578
BCB Bancorp, Inc.	24,969	267,668
Beacon Financial Corp.	142,369	4,335,136
Bladex, Inc., Class E	55,502	3,411,708
Blue Ridge Bankshares, Inc.	111,299	392,885
Bridgewater Bancshares, Inc. (a)(b)	40,272	847,323
Burke & Herbert Financial Services Corp.	27,820	1,999,145
Security	Shares	Value
Banks: Diversified (continued)
Business First Bancshares, Inc.	59,425	$ 1,826,130
BV Financial, Inc. (a)	9,902	209,724
Byline Bancorp, Inc.	57,992	2,183,979
C&F Financial Corp.	5,286	422,880
California BanCorp	48,938	1,019,868
Camden National Corp.	31,741	1,720,997
Capital Bancorp, Inc.	20,280	712,234
Capital City Bank Group, Inc.	26,284	1,298,955
Capitol Federal Financial, Inc.	229,155	1,950,109
Carter Bankshares, Inc.	41,756	1,420,122
Cathay General Bancorp	113,371	7,027,868
CB Financial Services, Inc.	8,079	306,194
Central Pacific Financial Corp.	43,601	1,665,558
CF Bankshares, Inc.	10,417	341,365
Chain Bridge Bancorp, Inc., Class A (a)	4,054	170,471
Chemung Financial Corp.	7,215	538,095
ChoiceOne Financial Services, Inc.	24,732	840,888
Citizens & Northern Corp.	31,481	733,822
Citizens Community Bancorp, Inc.	16,624	388,835
Citizens Financial Services, Inc.	9,202	666,593
City Holding Co.	26,422	3,504,614
Civista Bancshares, Inc.	36,670	1,034,827
CNB Financial Corp.	55,321	1,864,871
Coastal Financial Corp. (a)	24,758	1,918,993
CoastalSouth Bancshares, Inc.	15,564	417,893
Colony Bankcorp, Inc.	40,427	812,178
Columbia Financial, Inc. (a)	47,608	1,010,242
Commercial Bancgroup, Inc.	16,152	521,548
Community Bancorp/VT	9,529	372,584
Community Financial System, Inc.	84,830	5,693,790
Community Trust Bancorp, Inc.	30,373	2,197,790
Community West Bancshares	45,958	1,234,432
ConnectOne Bancorp, Inc.	91,514	3,060,228
Customers Bancorp, Inc. (a)	56,914	4,501,897
CVB Financial Corp.	288,117	6,497,038
Dime Commercial Bancshares, Inc.	76,784	3,121,270
Dlocal Ltd./Uruguay, Class A	170,270	2,212,659
Eagle Bancorp Montana, Inc.	12,833	307,094
Eagle Bancorp, Inc.	53,651	1,523,152
Eagle Financial Services, Inc.	7,961	330,063
Eastern Bankshares, Inc.	364,722	8,111,417
ECB Bancorp, Inc. (a)	13,331	267,686
Enterprise Financial Services Corp.	67,262	4,431,221
Equity Bancshares, Inc., Class A	32,753	1,604,569
Esquire Financial Holdings, Inc.	13,698	1,631,569
Farmers & Merchants Bancorp, Inc./Archbold OH	25,331	774,622
Farmers National Banc Corp.	111,084	1,621,826
FB Bancorp, Inc. (a)	31,456	473,727
FB Financial Corp.	81,013	4,484,070
Fidelity D&D Bancorp, Inc.	8,180	420,616
Financial Institutions, Inc.	36,829	1,435,226
Finwise Bancorp (a)(b)	15,701	227,665
First Bancorp, Inc.	21,232	739,298
First BanCorp./Puerto Rico	263,786	6,876,901
First Bancorp/Southern Pines NC	74,669	4,773,589
First Bank	42,026	745,121
First Busey Corp.	149,539	4,411,401
First Business Financial Services, Inc.	15,120	955,130
First Capital, Inc.	5,651	365,281
First Commonwealth Financial Corp.	192,489	3,913,301
First Community Bankshares, Inc.	30,959	1,375,199
First Community Corp.	16,517	539,776

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks: Diversified (continued)
First Financial Bancorp	180,872	$ 6,118,900
First Financial Bankshares, Inc.	247,141	8,551,079
First Financial Corp.	21,711	1,681,300
First Guaranty Bancshares, Inc. (b)	11,275	113,539
First Internet Bancorp	13,608	378,302
First Interstate BancSystem, Inc., Class A	168,630	6,502,373
First Merchants Corp.	116,398	5,085,429
First Mid Bancshares, Inc.	46,048	2,214,448
First National Corp.	13,505	405,420
First Northern Community Bancorp (a)(b)	28,094	504,006
First United Corp.	10,430	460,067
First Western Financial, Inc. (a)	14,390	462,063
Firstsun Capital Bancorp (a)(b)	46,573	1,806,101
Five Star Bancorp	29,372	1,430,123
Flagstar Bank N.A. (b)	572,820	8,557,931
Franklin Financial Services Corp.	7,262	454,601
FS Bancorp, Inc.	12,186	528,872
Fulton Financial Corp.	314,473	7,607,102
FVCBankcorp, Inc.	27,370	478,975
GBank Financial Holdings, Inc. (a)(b)	15,663	474,746
German American Bancorp, Inc.	69,894	3,317,169
Glacier Bancorp, Inc.	244,793	12,626,423
Great Southern Bancorp, Inc.	15,034	1,178,816
Greene County Bancorp, Inc.	11,856	398,243
Hancock Whitney Corp.	152,923	11,426,407
Hanmi Financial Corp.	47,563	1,541,041
Hanover Bancorp, Inc.	8,207	191,387
Hawthorn Bancshares, Inc.	10,071	395,790
HBT Financial, Inc.	30,409	972,784
Heritage Financial Corp.	56,716	1,679,928
Hilltop Holdings, Inc.	73,722	2,858,939
Hingham Institution For Savings	3,097	951,244
Hippo Holdings, Inc. (a)	35,709	1,009,136
Home Bancorp, Inc.	13,696	938,450
Home BancShares, Inc.	348,501	9,949,704
Hope Bancorp, Inc.	233,916	3,199,971
Horizon Bancorp, Inc.	95,887	1,915,822
Independent Bank Corp.	117,059	8,012,542
International Bancshares Corp.	102,320	7,771,204
Investar Holding Corp.	21,691	649,862
Isabella Bank Corp.	12,972	512,394
John Marshall Bancorp, Inc.	21,945	478,401
Kearny Financial Corp.	109,878	1,039,446
Lakeland Financial Corp.	46,393	2,863,376
Landmark Bancorp, Inc.	8,259	253,634
LCNB Corp.	22,628	398,027
Live Oak Bancshares, Inc.	68,233	2,786,636
MainStreet Bancshares, Inc.	12,185	300,848
Mechanics Bancorp, Class A	74,074	1,177,777
Mercantile Bank Corp.	32,179	1,847,718
Merchants Bancorp	47,328	2,366,400
Meridian Corp.	15,715	314,771
Metrocity Bankshares, Inc.	43,719	1,569,075
Metropolitan Bank Holding Corp.	20,863	2,060,430
Mid Penn Bancorp, Inc.	40,474	1,410,114
Midland States Bancorp, Inc.	36,525	1,137,389
MVB Financial Corp.	19,792	574,166
National Bank Holdings Corp., Class A	77,403	3,439,015
National Bankshares, Inc.	13,195	479,374
NB Bancorp, Inc.	76,077	1,607,507
NBT Bancorp, Inc.	94,539	4,667,390
Nicolet Bankshares, Inc.	29,754	4,921,014
Northeast Bank	14,248	1,888,287
Security	Shares	Value
Banks: Diversified (continued)
Northeast Community Bancorp, Inc.	22,280	$ 618,047
Northfield Bancorp, Inc.	66,080	973,358
Northpointe Bancshares, Inc.	41,069	787,703
Northrim BanCorp, Inc.	41,406	1,148,602
Northwest Bancshares, Inc.	231,007	3,502,066
Norwood Financial Corp.	18,048	580,243
Oak Valley Bancorp	11,976	404,130
OceanFirst Financial Corp.	158,197	3,089,587
Octave Specialty Group, Inc. (a)	61,277	382,368
OFG Bancorp	70,448	3,456,883
Ohio Valley Banc Corp.	6,583	285,900
Old National Bancorp	644,614	16,695,503
Old Second Bancorp, Inc.	94,952	2,214,281
OP Bancorp	20,411	305,961
Orange County Bancorp, Inc.	19,291	709,523
Origin Bancorp, Inc.	56,409	2,885,320
Orrstown Financial Services, Inc.	35,809	1,462,081
Park National Corp.	31,084	5,688,061
Parke Bancorp, Inc.	19,933	660,978
Pathward Financial, Inc.	37,127	3,232,277
Patriot National Bancorp, Inc. (a)	6,387	6,116
Paymentus Holdings, Inc., Class A (a)(b)	111,299	2,688,984
PCB Bancorp	18,482	524,334
Peapack-Gladstone Financial Corp.	30,184	1,428,609
Peoples Bancorp of North Carolina, Inc.	7,362	317,229
Peoples Bancorp, Inc.	66,667	2,560,679
Peoples Financial Services Corp.	17,687	1,173,886
Pioneer Bancorp, Inc. (a)	20,424	348,638
Plumas Bancorp	13,069	763,752
Ponce Financial Group, Inc. (a)	34,883	695,567
Preferred Bank	10,747	1,141,976
Primis Financial Corp.	43,328	709,279
Princeton Bancorp, Inc.	9,003	341,664
Provident Financial Services, Inc.	222,662	5,263,730
QCR Holdings, Inc.	31,180	3,035,373
RBB Bancorp	31,805	871,934
Red River Bancshares, Inc.	8,908	813,122
Renasant Corp.	151,889	6,461,358
Republic Bancorp, Inc., Class A	15,992	1,446,157
Rhinebeck Bancorp, Inc. (a)(b)	7,824	135,433
Richmond Mutual BanCorp, Inc.	15,778	250,555
Root, Inc., Class A (a)(b)	24,080	1,346,554
S&T Bancorp, Inc.	61,202	3,003,794
Seacoast Banking Corp. of Florida	143,892	4,784,409
ServisFirst Bancshares, Inc.	96,792	8,396,706
Shore Bancshares, Inc.	58,649	1,345,995
Sierra Bancorp	21,020	856,775
Simmons First National Corp., Class A	234,243	5,305,604
SmartFinancial, Inc.	29,189	1,369,548
South Plains Financial, Inc.	29,354	1,264,717
Southern First Bancshares, Inc. (a)(b)	17,190	1,050,309
Southern Missouri Bancorp, Inc.	18,098	1,379,249
Southside Bancshares, Inc.	54,468	1,916,729
SR Bancorp, Inc. (b)	13,635	268,337
Sterling Bancorp, Inc. (a)(b)(d)	44,132	—
Stock Yards Bancorp, Inc.	48,316	3,694,725
Texas Capital Bancshares, Inc.	80,765	8,339,794
Third Coast Bancshares, Inc. (a)	29,139	1,177,216
Timberland Bancorp, Inc.	13,635	610,984
Tompkins Financial Corp.	25,797	2,438,332
Towne Bank	162,268	5,880,592
TriCo Bancshares	56,084	3,020,123
Triumph Financial, Inc. (a)(b)	43,229	3,298,805
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks: Diversified (continued)
TrustCo Bank Corp.	27,723	$ 1,522,270
Trustmark Corp.	102,802	4,729,920
UMB Financial Corp.	136,230	19,448,195
United Bankshares, Inc.	238,304	10,921,472
United Community Banks, Inc.	198,650	6,970,629
Unity Bancorp, Inc.	14,039	823,949
Univest Financial Corp.	52,631	2,302,606
USCB Financial Holdings, Inc., Class A	24,275	496,667
Valley National Bancorp	902,300	13,218,695
Virginia National Bankshares Corp.	8,507	377,541
WaFd, Inc.	121,305	4,654,473
Washington Trust Bancorp, Inc.	36,187	1,320,102
Waterstone Financial, Inc.	26,185	542,815
WesBanco, Inc.	156,953	6,125,876
West BanCorp, Inc.	30,340	804,920
Westamerica BanCorp	39,403	2,311,774
Western New England Bancorp, Inc.	31,856	455,541
WSFS Financial Corp.	85,377	6,550,977
		605,403,777
Beverage: Brewers & Distillers — 0.0%
Boston Beer Co., Inc., Class A (a)	14,513	2,569,236
Beverage: Soft Drinks — 0.0%
National Beverage Corp. (a)	45,552	1,421,222
Biotechnology(a) — 10.6%
4D Molecular Therapeutics, Inc. (b)	87,887	1,168,897
Abeona Therapeutics, Inc. (b)	75,671	467,647
Achieve Life Sciences, Inc. (b)	145,507	950,161
Actuate Therapeutics, Inc.	635	972
Acumen Pharmaceuticals, Inc.	88,342	235,873
ADC Therapeutics SA	173,365	185,501
ADMA Biologics, Inc. (b)	417,774	3,496,768
Agenus, Inc. (b)	74,480	227,909
Agios Pharmaceuticals, Inc.	107,440	3,987,098
Akebia Therapeutics, Inc. (b)	421,156	480,118
Aktis Oncology, Inc. (b)	39,653	1,278,016
Alector, Inc.	195,896	393,751
Allogene Therapeutics, Inc.	496,148	1,031,988
Altimmune, Inc. (b)	371,571	1,129,576
ALX Oncology Holdings, Inc.	201,688	417,494
Amylyx Pharmaceuticals, Inc. (b)	171,910	3,087,504
AN2 Therapeutics, Inc.	49,470	239,435
AnaptysBio, Inc.	36,936	2,493,180
Anavex Life Sciences Corp. (b)	186,662	483,455
ANI Pharmaceuticals, Inc.	38,412	3,179,745
Annexon, Inc.	290,364	1,657,978
Apogee Therapeutics, Inc.	83,147	11,036,101
Arbutus Biopharma Corp. (b)	300,665	1,443,192
Arcturus Therapeutics Holdings, Inc. (b)	55,881	375,520
Arcus Biosciences, Inc.	163,418	5,038,177
Arcutis Biotherapeutics, Inc. (b)	209,546	5,494,296
Ardelyx, Inc. (b)	435,617	2,221,647
Armata Pharmaceuticals, Inc. (b)	22,168	143,649
ArriVent Biopharma, Inc. (b)	67,405	2,341,650
ARS Pharmaceuticals, Inc. (b)	117,145	938,331
Artiva Biotherapeutics, Inc.	12,570	121,929
Arvinas, Inc.	111,157	923,715
Assembly Biosciences, Inc.	18,425	506,319
Atrium Therapeutics, Inc.	28,368	381,550
Aura Biosciences, Inc.	78,923	560,353
Aurinia Pharmaceuticals, Inc.	216,179	3,668,558
Security	Shares	Value
Biotechnology (continued)
Avalo Therapeutics, Inc.	78,110	$ 1,443,473
Beam Therapeutics, Inc. (b)	181,964	6,245,004
Benitec Biopharma, Inc. (b)	41,853	559,993
Bicara Therapeutics, Inc.	82,610	2,452,691
BioCryst Pharmaceuticals, Inc.	423,366	4,233,660
Biohaven Ltd.	249,638	3,714,613
Bioventus, Inc., Class A (b)	92,229	870,642
Black Diamond Therapeutics, Inc. (b)	88,223	163,213
Bright Minds Biosciences, Inc.	13,852	972,410
C4 Therapeutics, Inc.	189,467	884,811
Cabaletta Bio, Inc.	210,446	654,487
CAMP4 Therapeutics Corp.	53,523	233,896
Candel Therapeutics, Inc. (b)	118,468	1,220,220
Canton Strategic Holdings, Inc. (b)	82,906	233,795
Capricor Therapeutics, Inc. (b)	100,532	2,420,811
Caribou Biosciences, Inc. (b)	171,661	302,123
Cartesian Therapeutics, Inc. (b)	29,708	309,557
Castle Biosciences, Inc.	55,957	1,334,574
Catalyst Pharmaceuticals, Inc.	216,339	6,799,535
Celcuity, Inc. (b)	70,755	7,402,388
Celldex Therapeutics, Inc. (b)	146,113	5,436,865
Century Therapeutics, Inc.	230,383	564,438
CG oncology, Inc. (b)	136,050	9,666,353
Climb Bio, Inc. (b)	65,853	858,723
Cogent Biosciences, Inc. (b)	307,414	11,896,922
Coherus Oncology, Inc. (b)	274,247	383,946
Collegium Pharmaceutical, Inc.	61,562	2,228,544
Compass Therapeutics, Inc. (b)	221,492	485,067
Corbus Pharmaceuticals Holdings, Inc.	30,772	288,641
Crescent Biopharma, Inc.	39,771	715,878
Crinetics Pharmaceuticals, Inc. (b)	190,655	7,134,310
CRISPR Therapeutics AG (b)	171,896	9,375,208
Cullinan Therapeutics, Inc. (b)	113,081	2,059,205
Cytokinetics, Inc.	243,853	20,773,837
CytomX Therapeutics, Inc. (b)	332,744	1,247,790
Damora Therapeutics, Inc. (b)	95,134	2,474,435
Denali Therapeutics, Inc. (b)	274,992	7,072,794
Design Therapeutics, Inc. (b)	57,525	832,387
DiaMedica Therapeutics, Inc. (b)	75,566	531,985
Dianthus Therapeutics, Inc. (b)	88,465	8,623,568
Disc Medicine, Inc. (b)	52,891	3,868,448
Douglas Elliman, Inc.	127,047	224,873
Dyne Therapeutics, Inc.	249,368	5,538,463
Editas Medicine, Inc.	185,216	600,100
Eikon Therapeutics, Inc.	40,689	530,991
Eledon Pharmaceuticals, Inc. (b)	134,953	531,715
Elicio Operating Co., Inc.	29,434	115,087
Emergent BioSolutions, Inc.	99,352	832,570
Entrada Therapeutics, Inc. (b)	58,398	429,809
Erasca, Inc.	366,165	6,708,143
Evommune, Inc. (b)	23,699	314,960
EyePoint, Inc. (b)	144,649	2,068,481
Fennec Pharmaceuticals, Inc.	50,481	542,671
First Tracks Biotherapeutics, Inc. (b)	43,629	877,815
Foghorn Therapeutics, Inc. (b)	63,923	311,944
Forte Biosciences, Inc.	35,901	762,896
Fulcrum Therapeutics, Inc.	97,264	355,986
Galectin Therapeutics, Inc. (b)	89,577	415,637
Generate Biomedicines, Inc.	45,633	769,829
Geron Corp. (b)	1,045,926	1,338,785
GRAIL, Inc. (b)	75,438	5,150,152
Greenwich Lifesciences, Inc. (b)	11,706	274,623

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Gyre Therapeutics, Inc. (b)	41,616	$ 274,249
Heron Therapeutics, Inc. (b)	265,032	113,116
Hyperliquid Strategies, Inc.	234,956	1,849,104
Ideaya Biosciences, Inc. (b)	153,584	5,724,076
Immix Biopharma, Inc.	76,786	791,664
Immuneering Corp., Class A (b)	100,228	500,138
ImmunityBio, Inc. (b)	709,098	6,208,153
Immunome, Inc. (b)	197,049	4,175,468
Immunovant, Inc.	156,471	6,028,828
Inhibikase Therapeutics, Inc. (b)	236,794	480,692
Inhibrx Biosciences, Inc. (b)	17,779	1,684,560
Intellia Therapeutics, Inc. (b)	245,563	4,154,926
Invivyd, Inc.	393,460	343,255
Iovance Biotherapeutics, Inc. (b)	743,950	3,094,832
Jade Biosciences, Inc.	60,859	1,352,287
Janux Therapeutics, Inc.	81,411	1,250,473
Kailera Therapeutics, Inc.	86,313	1,901,475
Karyopharm Therapeutics, Inc. (b)	37,232	363,757
Keros Therapeutics, Inc.	34,074	364,592
Kiniksa Pharmaceuticals International PLC	77,250	4,940,138
Kodiak Sciences, Inc. (b)	73,592	2,867,144
Korro Bio, Inc. (b)	19,061	251,224
Krystal Biotech, Inc. (b)	48,187	17,909,662
Kura Oncology, Inc.	159,213	1,746,567
Kymera Therapeutics, Inc. (b)	115,474	13,241,404
Kyverna Therapeutics, Inc.	78,440	698,900
Larimar Therapeutics, Inc. (b)	124,437	379,533
LENZ Therapeutics, Inc. (b)	34,835	197,863
Lexeo Therapeutics, Inc.	132,507	616,820
Lexicon Pharmaceuticals, Inc.	465,227	1,116,545
Ligand Pharmaceuticals, Inc. (b)	37,030	11,704,813
Lineage Cell Therapeutics, Inc.	344,484	451,274
Lyell Immunopharma, Inc.	17,589	247,125
MacroGenics, Inc.	117,414	542,453
MannKind Corp.	546,982	2,330,143
MapLight Therapeutics, Inc. (b)	19,495	698,701
MeiraGTx Holdings PLC (b)	111,872	1,511,391
MiMedx Group, Inc.	229,944	885,284
Mineralys Therapeutics, Inc. (b)	107,286	2,894,576
Minerva Neurosciences, Inc.	63,647	353,241
Mirum Pharmaceuticals, Inc. (b)	87,541	10,248,425
Monopar Therapeutics, Inc. (b)	7,737	716,369
Monte Rosa Therapeutics, Inc. (b)	138,423	3,349,837
Myriad Genetics, Inc.	173,220	989,086
Nautilus Biotechnology, Inc.	92,957	173,830
Nektar Therapeutics	64,435	4,498,207
Neurogene, Inc. (b)	20,627	648,719
Nkarta, Inc.	86,164	243,844
Novavax, Inc. (b)	271,742	2,559,810
Nurix Therapeutics, Inc.	179,245	4,348,484
Nuvalent, Inc., Class A	99,071	12,235,268
Nuvectis Pharma, Inc. (b)	33,769	621,012
Ocugen, Inc. (b)	638,829	977,408
Olema Pharmaceuticals, Inc. (b)	146,545	1,833,278
Omeros Corp. (b)	134,849	1,282,414
OnKure Therapeutics, Inc., Class A	43,687	199,213
OPKO Health, Inc. (b)	778,475	1,167,713
Opus Genetics, Inc. (b)	100,099	411,407
ORIC Pharmaceuticals, Inc. (b)	139,682	1,512,756
Oruka Therapeutics, Inc. (b)	94,166	8,961,778
Ovid therapeutics, Inc.	286,234	769,969
Pacific Biosciences of California, Inc. (b)	553,364	929,652
Palisade Bio, Inc.	275,899	576,629
Security	Shares	Value
Biotechnology (continued)
Palvella Therapeutics, Inc. (b)	20,508	$ 3,134,033
Personalis, Inc. (b)	126,793	1,699,026
Perspective Therapeutics, Inc. (b)	193,052	658,307
Phathom Pharmaceuticals, Inc. (b)	91,937	997,516
Praxis Precision Medicines, Inc.	46,993	15,732,786
Precigen, Inc. (b)	360,935	2,057,330
Precision BioSciences, Inc.	36,012	283,054
Prelude Therapeutics, Inc.	51,899	276,622
Prime Medicine, Inc. (b)	168,459	621,614
ProKidney Corp. (b)	141,444	288,546
Protagonist Therapeutics, Inc.	113,476	13,909,888
Protalix BioTherapeutics, Inc. (b)	120,799	281,462
Protara Therapeutics, Inc.	83,507	318,997
Prothena Corp. PLC	78,304	766,596
PTC Therapeutics, Inc.	152,843	12,467,404
Pulse Biosciences, Inc. (b)	34,686	961,843
Puma Biotechnology, Inc.	82,746	671,070
RadNet, Inc.	131,818	8,129,216
Rapport Therapeutics, Inc.	57,260	2,386,024
Recursion Pharmaceuticals, Inc., Class A (b)	923,085	3,387,722
REGENXBIO, Inc. (b)	91,192	1,092,480
Relay Therapeutics, Inc. (b)	302,150	5,653,227
Relmada Therapeutics, Inc.	176,772	1,223,262
Replimune Group, Inc. (b)	148,063	1,639,057
Rezolute, Inc.	155,100	806,520
Rhythm Pharmaceuticals, Inc.	101,758	11,298,191
Rigel Pharmaceuticals, Inc. (b)	34,394	1,345,493
Rocket Pharmaceuticals, Inc.	169,065	578,202
SAB Biotherapeutics, Inc.	81,175	316,583
Sagimet Biosciences, Inc., Series A	109,843	849,086
Sana Biotechnology, Inc. (b)	343,323	1,198,197
Sarepta Therapeutics, Inc.	194,561	3,496,261
Savara, Inc. (b)	285,994	1,761,723
Scholar Rock Holding Corp. (b)	206,149	11,338,195
SELLAS Life Sciences Group, Inc. (b)	343,271	5,066,680
Septerna, Inc.	41,369	1,385,448
Shattuck Labs, Inc. (b)	114,668	795,796
Sionna Therapeutics, Inc. (b)	34,469	1,516,291
Solid Biosciences, Inc. (b)	147,104	1,469,569
Spruce Biosciences, Inc.	4,953	267,462
Spyre Therapeutics, Inc.	137,310	12,190,382
Stoke Therapeutics, Inc. (b)	99,269	3,248,082
Surrozen, Inc.	12,716	329,980
Sutro Biopharma, Inc.	26,975	895,570
Tango Therapeutics, Inc. (b)	261,039	8,160,079
Taysha Gene Therapies, Inc.	448,224	3,052,405
Tectonic Therapeutic, Inc. (b)	19,034	654,294
Tenax Therapeutics, Inc.	46,757	680,314
Tonix Pharmaceuticals Holding Corp. (b)	29,354	374,557
Travere Therapeutics, Inc.	164,842	9,364,674
TriSalus Life Sciences, Inc. (b)	89,608	407,716
Twist Bioscience Corp. (b)	114,494	11,779,143
Tyra Biosciences, Inc. (b)	68,768	2,196,450
Unicycive Therapeutics, Inc. (b)	45,675	214,216
Upstream Bio, Inc.	55,900	386,828
UroGen Pharma Ltd.	79,645	2,930,936
Vanda Pharmaceuticals, Inc.	93,404	571,632
Vaxcyte, Inc. (b)	245,340	14,261,614
Vera Therapeutics, Inc., Class A (b)	116,708	5,007,940
Veracyte, Inc. (b)	149,394	8,773,910
Verastem, Inc. (b)	149,314	570,379
Vericel Corp.	93,825	4,174,274
Vir Biotechnology, Inc.	229,795	2,341,611
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Viridian Therapeutics, Inc. (b)	168,855	$ 3,101,866
Vor BioPharma, Inc. (b)	72,501	1,334,743
Whitehawk Therapeutics, Inc.	60,657	277,809
X4 Pharmaceuticals, Inc. (b)	151,139	705,819
Xencor, Inc. (b)	130,172	2,095,769
Xenon Pharmaceuticals, Inc.	180,977	10,923,772
XOMA Royalty Corp.	16,591	705,118
Z Squared, Inc. (b)	81,714	864,534
Zenas Biopharma, Inc. (b)	53,267	1,351,916
Zentalis Pharmaceuticals, Inc.	93,520	453,572
Zevra Therapeutics, Inc. (b)	110,099	1,578,820
Zura Bio Ltd., Class A	110,198	650,168
Zymeworks, Inc.	84,656	2,212,908
		635,900,956
Building Materials — 0.4%
Aspen Aerogels, Inc. (a)	126,936	804,774
BlueLinx Holdings, Inc. (a)	13,371	827,397
Gibraltar Industries, Inc. (a)	56,493	2,547,834
Griffon Corp.	71,449	6,968,421
Masterbrand, Inc. (a)	368,169	3,788,459
Patrick Industries, Inc.	59,483	5,340,384
Quanex Building Products Corp.	86,993	1,619,810
SmartRent, Inc., Class A (a)(b)	282,026	335,611
		22,232,690
Building Products — 0.1%
Janus International Group, Inc. (a)	251,135	1,393,799
Tecnoglass, Inc.	46,601	2,181,393
		3,575,192
Cable Television Services(a) — 0.1%
AMC Global Media, Inc., Class A	53,969	538,611
Cable One, Inc.	8,816	468,218
Liberty Latin America Ltd., Class A (b)	52,140	408,777
Liberty Latin America Ltd., Class C	235,092	1,831,367
Optimum Communications, Inc., Class A	525,727	762,304
		4,009,277
Capital Markets — 0.8%
Bakkt, Inc., Class A (a)(b)	55,185	430,995
BGC Group, Inc., Class A	695,316	7,432,928
Gemini Space Station, Inc. (a)(b)	76,640	326,486
Innventure, Inc. (a)(b)	110,287	559,155
Marex Group PLC	114,558	6,982,310
MarketWise, Inc., Class A	3,174	56,624
Miami International Holdings, Inc. (a)(b)	140,013	5,202,883
Patria Investments Ltd., Class A	122,110	1,340,768
Perella Weinberg Partners, Class A	131,331	2,096,043
Piper Sandler Cos.	130,390	9,432,413
Ridgepost Capital, Inc., Class A	106,480	837,998
Victory Capital Holdings, Inc., Class A	79,084	6,647,801
Wealthfront Corp. (a)(b)	71,408	638,387
Webull Corp., Class A (a)	611,172	3,984,841
		45,969,632
Casinos & Gambling — 0.2%
Accel Entertainment, Inc., Class A (a)	97,196	1,225,642
Bally’s Corp. (a)(b)	12,708	174,227
Brightstar Lottery PLC	182,370	1,955,006
Inspired Entertainment, Inc. (a)(b)	52,466	432,845
Security	Shares	Value
Casinos & Gambling (continued)
Monarch Casino & Resort, Inc.	22,910	$ 3,015,185
Penn Entertainment, Inc. (a)	236,348	5,048,393
		11,851,298
Cement — 0.0%
Concrete Pumping Holdings, Inc. (a)	38,751	466,950
Chemicals(a)(b) — 0.0%
ASP Isotopes, Inc.	217,728	1,354,268
Intrepid Potash, Inc.	20,861	683,824
		2,038,092
Chemicals: Diversified — 0.8%
AdvanSix, Inc.	50,177	997,519
Ashland, Inc.	85,027	5,602,429
Codexis, Inc. (a)(b)	137,295	310,287
Core Molding Technologies, Inc. (a)(b)	13,705	323,438
CSW Industrials, Inc.	29,953	8,335,920
FMC Corp.	237,767	2,734,320
Huntsman Corp.	314,207	3,336,878
Innospec, Inc.	45,728	3,721,802
Koppers Holdings, Inc.	32,623	1,464,773
Lifecore Biomedical, Inc. (a)(b)	43,364	227,661
LSB Industries, Inc. (a)	112,203	1,212,914
Orion SA	96,296	638,442
Perimeter Solutions, Inc. (a)	280,465	9,998,577
PureCycle Technologies, Inc. (a)(b)	272,801	2,212,416
Quaker Chemical Corp.	26,065	4,140,947
Rayonier Advanced Materials, Inc. (a)(b)	110,470	868,294
Stepan Co.	41,091	2,289,591
		48,416,208
Chemicals: Specialty — 1.2%
Avient Corp.	171,535	6,339,934
Balchem Corp.	60,474	10,217,082
Cabot Corp.	96,345	8,750,053
Chemours Co.	281,684	5,780,156
Ecovyst, Inc. (a)	206,389	2,569,543
Flotek Industries, Inc. (a)(b)	24,687	580,638
FutureFuel Corp.	41,279	186,581
Hawkins, Inc.	36,083	5,127,394
HB Fuller Co.	102,472	5,973,093
Ingevity Corp. (a)	65,158	4,865,348
Mativ Holdings, Inc.	106,830	808,703
Minerals Technologies, Inc.	57,329	4,240,626
Oil-Dri Corp. of America	18,700	1,911,327
Rogers Corp. (a)	33,158	5,428,959
Sensient Technologies Corp.	79,527	9,804,884
Solesence, Inc. (a)	6,407	4,709
Trinseo PLC (b)	58,984	94
Tronox Holdings PLC	222,028	1,398,777
Valhi, Inc.	3,801	55,761
		74,043,662
Coal — 0.5%
Alpha Metallurgical Resources, Inc. (a)	19,549	3,224,412
Core Natural Resources, Inc.	93,648	7,493,713
Hallador Energy Co. (a)(b)	65,968	1,147,184
NACCO Industries, Inc., Class A	7,217	361,211
Peabody Energy Corp.	226,797	5,243,547
Ramaco Resources, Inc., Class A (a)	81,980	1,084,595
Ramaco Resources, Inc., Class B	13,177	112,663

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Coal (continued)
SunCoke Energy, Inc.	161,282	$ 1,298,320
Warrior Met Coal, Inc.	97,906	7,946,051
		27,911,696
Commercial Banks — 0.0%
HomeTrust Bancshares, Inc.	29,027	1,448,157
Commercial Finance & Mortgage Companies — 0.2%
Federal Agricultural Mortgage Corp., Class C	17,622	3,511,536
Finance Of America Cos., Inc., Class A (a)(b)	7,691	211,656
loanDepot, Inc., Class A (a)(b)	239,078	298,847
Medallion Financial Corp.	27,247	278,192
PennyMac Financial Services, Inc., Class A	54,748	4,768,551
RE/MAX Holdings, Inc., Class A (a)	33,004	325,419
Velocity Financial, Inc. (a)	19,443	358,918
Walker & Dunlop, Inc.	63,274	3,461,088
		13,214,207
Commercial Services & Supplies — 0.1%
Acme United Corp.	5,755	274,629
ACV Auctions, Inc., Class A (a)(b)	319,670	2,298,427
Civeo Corp. (a)	19,457	680,995
Enviri Corp. (a)(b)	49,122	1,078,228
Information Services Group, Inc.	63,549	261,186
NRC Health, Class A	21,600	465,912
Perma-Fix Environmental Services, Inc. (a)(b)	30,367	433,944
Spire Global, Inc., Class A (a)(b)	56,835	1,057,131
Vestis Corp. (a)	173,867	2,524,549
Virco Mfg. Corp.	1,443	8,860
		9,083,861
Commercial Services: Rental & Leasing — 0.6%
DNOW, Inc. (a)	342,630	4,443,911
GATX Corp.	66,227	11,734,762
Greenbrier Cos., Inc.	57,815	2,833,513
Herc Holdings, Inc.	61,838	8,863,859
McGrath RentCorp	45,496	5,506,381
Rush Enterprises, Inc., Class B	17,543	1,342,040
Willis Lease Finance Corp.	7,129	1,631,115
		36,355,581
Commercial Vehicles & Parts — 0.3%
Blue Bird Corp. (a)	58,176	4,593,577
Commercial Vehicle Group, Inc. (a)	58,144	268,625
Hyliion Holdings Corp. (a)(b)	238,941	1,244,882
Miller Industries, Inc.	19,427	993,691
Motorcar Parts of America, Inc. (a)	22,299	341,621
Rush Enterprises, Inc., Class A	113,671	8,296,278
Wabash National Corp.	70,516	951,966
		16,690,640
Communications Equipment — 0.2%
BK Technologies Corp. (a)(b)	6,146	528,433
Lantronix, Inc. (a)	66,404	390,456
Ondas, Inc. (a)(b)	897,615	7,396,348
Vistance Networks, Inc.	406,753	5,198,303
		13,513,540
Communications Technology — 1.2%
908 Devices, Inc. (a)(b)	53,796	468,025
ADTRAN Holdings, Inc. (a)(b)	143,767	1,998,361
Anterix, Inc. (a)	21,472	2,210,328
Bandwidth, Inc., Class A (a)(b)	55,479	3,511,821
Bel Fuse, Inc., Class B	22,475	7,485,074
Calix, Inc. (a)	110,785	4,134,496
Security	Shares	Value
Communications Technology (continued)
Digi International, Inc. (a)	68,648	$ 5,145,168
Extreme Networks, Inc. (a)	239,195	7,742,742
GSI Technology, Inc. (a)(b)	59,181	457,469
Harmonic, Inc. (a)	207,575	3,389,700
Inseego Corp. (a)(b)	21,510	222,198
InterDigital, Inc.	48,191	13,644,318
KVH Industries, Inc. (a)	23,302	230,923
NETGEAR, Inc. (a)	48,155	1,124,419
Powerfleet, Inc. NJ (a)(b)	239,591	917,634
Ribbon Communications, Inc. (a)	156,409	365,997
Viasat, Inc. (a)(b)	234,252	21,038,172
		74,086,845
Computer Services Software & Systems — 3.7%
A10 Networks, Inc.	132,167	4,937,759
ACI Worldwide, Inc. (a)	189,695	9,539,761
Adeia, Inc.	204,690	6,740,442
Alarm.com Holdings, Inc. (a)	89,552	4,183,869
Angi, Inc., Class A (a)	59,407	353,472
Appian Corp., Class A (a)	74,634	1,709,119
Asure Software, Inc. (a)(b)	39,669	314,972
Blackbaud, Inc. (a)	65,469	1,939,192
BlackLine, Inc. (a)	93,107	2,613,513
Box, Inc., Class A (a)	252,287	6,695,697
Bumble, Inc., Class A (a)(b)	189,469	606,301
Cargurus, Inc., Class A (a)	137,293	4,680,318
Cleanspark, Inc. (a)(b)	466,132	6,782,221
Commerce.com, Inc., Series 1 (a)	154,377	456,956
Commvault Systems, Inc. (a)(b)	82,593	11,705,906
Diebold Nixdorf, Inc. (a)	41,161	3,499,508
Digital Turbine, Inc. (a)	211,110	2,723,319
Domo, Inc., Class B (a)(b)	52,621	164,704
ePlus, Inc.	49,582	4,126,710
EverQuote, Inc., Class A (a)	54,218	1,289,846
Everspin Technologies, Inc. (a)	36,391	879,934
Evolent Health, Inc., Class A (a)	217,564	1,179,197
Grid Dynamics Holdings, Inc., Class A (a)	114,350	649,508
Grindr, Inc. (a)(b)	50,754	729,335
Groupon, Inc. (a)(b)	41,966	1,009,702
JFrog Ltd. (a)(b)	201,324	18,296,325
LiveRamp Holdings, Inc. (a)	113,811	4,283,846
Magnite, Inc. (a)	263,665	5,004,362
MARA Holdings, Inc. (a)(b)	715,078	9,932,433
Mitek Systems, Inc. (a)(b)	84,449	1,699,958
NCR Atleos Corp. (a)	135,682	5,889,956
NCR Voyix Corp. (a)	263,840	2,155,573
NetScout Systems, Inc. (a)	130,701	5,692,028
Nextdoor Holdings, Inc., Class A (a)	438,500	995,395
OneSpan, Inc.	70,368	1,009,781
PagerDuty, Inc. (a)	144,481	1,394,242
PAR Technology Corp. (a)(b)	78,452	1,366,634
Pattern Group, Inc., Class A (a)	60,476	1,523,390
Progress Software Corp. (a)	79,013	2,653,256
Q2 Holdings, Inc. (a)	116,387	5,598,215
Qualys, Inc. (a)	67,079	9,222,692
Rackspace Technology, Inc. (a)(b)	172,120	1,123,944
Rapid7, Inc. (a)	124,807	1,010,937
Red Violet, Inc. (a)	21,386	1,362,716
Rimini Street, Inc. (a)(b)	83,422	355,378
Riot Platforms, Inc. (a)(b)	658,462	18,028,690
Sapiens International Corp. NV (a)	52,940	2,302,890
Schrodinger, Inc. (a)	108,231	1,758,754
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Computer Services Software & Systems (continued)
Shutterstock, Inc.	49,274	$ 687,372
Simulations Plus, Inc. (a)	34,314	628,289
SPS Commerce, Inc. (a)	69,774	3,988,980
Telos Corp. (a)	91,933	422,892
Tenable Holdings, Inc. (a)	211,096	7,785,220
TripAdvisor, Inc. (a)	213,626	2,928,812
TSS, Inc. (a)(b)	40,840	502,332
Tucows, Inc., Class A (a)(b)	10,808	145,584
Unisys Corp. (a)	113,622	415,856
Upwork, Inc. (a)	225,226	1,882,889
Varonis Systems, Inc. (a)	210,730	8,842,231
Veritone, Inc. (a)(b)	157,546	215,838
Verra Mobility Corp., Class A (a)	287,949	1,223,783
Workiva, Inc., Class A (a)(b)	94,904	4,603,793
Yelp, Inc. (a)(b)	96,212	2,359,118
Yext, Inc. (a)	163,886	765,348
		219,570,993
Computer Technology — 0.4%
3D Systems Corp. (a)(b)	279,633	844,492
Corsair Gaming, Inc. (a)	88,922	859,876
Immersion Corp.	51,829	350,882
Impinj, Inc. (a)	53,821	7,708,782
Insight Enterprises, Inc. (a)	52,879	6,440,662
Intellicheck, Inc. (a)	34,494	141,425
PC Connection, Inc.	20,713	1,511,842
Synaptics, Inc. (a)	71,745	8,912,881
		26,770,842
Construction — 1.2%
Arcosa, Inc.	91,367	13,274,711
Bowman Consulting Group Ltd. (a)	27,150	792,780
Cardinal Infrastructure Group, Inc., Class A (a)(b)	32,055	3,019,581
Centuri Holdings, Inc. (a)	161,706	4,889,990
Construction Partners, Inc., Class A (a)(b)	89,225	10,597,253
Frontdoor, Inc. (a)	132,103	10,249,872
Granite Construction, Inc.	82,332	13,015,043
INNOVATE Corp. (a)	10,403	194,224
Knife River Corp. (a)(b)	107,060	8,955,569
Orion Group Holdings, Inc. (a)	73,329	1,233,394
Smith-Midland Corp. (a)(b)	4,660	135,140
Southland Holdings, Inc. (a)	558	370
Titan America SA (b)	48,361	902,416
Tutor Perini Corp.	84,272	6,992,048
		74,252,391
Consumer Electronics(a) — 0.1%
Sonos, Inc.	227,291	3,075,247
Vuzix Corp. (b)	111,273	322,692
		3,397,939
Consumer Finance(a) — 0.1%
Consumer Portfolio Services, Inc.	13,862	133,006
NerdWallet, Inc., Class A	62,209	575,433
OppFi, Inc., Class A	42,025	417,308
Upstart Holdings, Inc. (b)	156,473	5,543,839
		6,669,586
Consumer Lending — 0.5%
Encore Capital Group, Inc. (a)	39,627	3,696,803
Enova International, Inc. (a)	44,926	10,815,036
LendingTree, Inc. (a)(b)	20,639	914,101
Marcus & Millichap, Inc.	43,915	1,368,830
Navient Corp.	112,980	961,460
Security	Shares	Value
Consumer Lending (continued)
Nelnet, Inc., Class A	27,079	$ 3,610,443
Oportun Financial Corp. (a)	80,037	457,011
PRA Group, Inc. (a)	68,399	1,298,897
PROG Holdings, Inc.	74,044	3,451,191
Regional Management Corp.	17,138	706,086
World Acceptance Corp. (a)	4,631	1,036,557
		28,316,415
Consumer Services: Miscellaneous — 0.4%
Cars.com, Inc. (a)(b)	78,704	861,022
FirstCash Holdings, Inc.	75,986	16,437,292
OPENLANE, Inc. (a)	199,731	8,236,906
		25,535,220
Containers & Packaging — 0.3%
Ardagh Metal Packaging SA	264,825	1,255,271
Greif, Inc., Class A	45,804	3,411,940
Greif, Inc., Class B	9,389	878,247
Myers Industries, Inc.	70,895	2,503,302
O-I Glass, Inc. (a)	291,021	2,802,532
Ranpak Holdings Corp. (a)	91,345	667,732
UFP Technologies, Inc. (a)(b)	13,799	3,658,529
		15,177,553
Cosmetics — 0.1%
Interparfums, Inc.	33,609	3,759,503
Diversified Consumer Services — 0.0%
Phoenix Education Partners, Inc.	8,380	275,283
Diversified Financial Services — 0.4%
Cannae Holdings, Inc.	76,497	1,101,557
Compass Diversified Holdings (a)	127,405	1,358,137
Jackson Financial, Inc., Class A	108,985	11,158,974
MBIA, Inc. (a)	91,697	597,864
Moelis & Co., Class A	113,721	7,439,628
Tiptree, Inc.	40,231	720,940
		22,377,100
Diversified Manufacturing Operations — 0.6%
Custom Truck One Source, Inc. (a)(b)	114,576	1,353,142
Enerpac Tool Group Corp., Class A	97,534	3,497,569
Federal Signal Corp.	112,616	14,470,030
Luxfer Holdings PLC	47,020	848,241
OSI Systems, Inc. (a)	29,441	6,438,747
Standex International Corp.	22,418	8,018,246
TriMas Corp.	50,641	2,280,364
		36,906,339
Diversified Materials & Processing — 0.3%
Belden, Inc.	72,645	8,710,862
Insteel Industries, Inc.	33,139	1,000,798
NLI Holdings, Inc.	14,377	85,543
Tredegar Corp. (a)	57,874	460,677
Uranium Energy Corp. (a)(b)	912,379	9,725,960
		19,983,840
Diversified Media — 0.0%
EW Scripps Co., Class A (a)(b)	114,140	316,168
Diversified Retail — 0.3%
ARKO Petroleum Corp., Class A (a)	23,085	435,152
Bed Bath & Beyond, Inc. (a)(b)	139,662	808,643
Bob’s Discount Furniture, Inc. (a)	36,692	580,467
Global Industrial Co.	27,969	935,843
PriceSmart, Inc.	48,616	9,496,649
Revolve Group, Inc., Class A (a)	78,821	1,804,213

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Retail (continued)
Savers Value Village, Inc. (a)(b)	64,443	$ 650,230
Stitch Fix, Inc., Class A (a)	205,087	842,908
Winmark Corp.	5,705	2,413,671
		17,967,776
Diversified Telecommunication Services(a) — 0.3%
BlackSky Technology, Inc., Class A (b)	62,600	1,747,792
Liberty Capital Corp., Class A (b)	6,345	138,955
Liberty Capital Corp., Class C	62,719	1,352,222
Lumen Technologies, Inc.	1,793,847	13,776,745
		17,015,714
Drug & Grocery Store Chains — 0.1%
Ingles Markets, Inc., Class A	27,931	2,474,128
Village Super Market, Inc., Class A	18,011	759,704
Weis Markets, Inc.	23,368	1,829,948
		5,063,780
Education Services — 0.8%
American Public Education, Inc. (a)	33,524	1,800,239
Coursera, Inc. (a)	411,601	2,321,430
Covista, Inc. (a)	63,470	7,912,170
Franklin Covey Co. (a)	15,062	369,471
Graham Holdings Co., Class B (b)	5,862	6,691,004
HealthStream, Inc.	42,266	1,151,748
KinderCare Learning Cos., Inc. (a)	48,010	204,043
Laureate Education, Inc., Class A (a)	225,563	8,192,448
Lincoln Educational Services Corp. (a)(b)	56,457	2,817,204
Perdoceo Education Corp.	105,138	3,364,416
Strategic Education, Inc.	41,310	3,165,172
Stride, Inc. (a)(b)	77,732	6,703,608
Universal Technical Institute, Inc. (a)	86,844	3,714,318
		48,407,271
Electrical Equipment — 0.5%
ChargePoint Holdings, Inc. (a)(b)	45,141	266,783
Energous Corp. (a)	8,317	200,024
Energy Vault Holdings, Inc. (a)(b)	259,113	1,220,422
Enovix Corp. (a)(b)	371,081	2,252,462
Eos Energy Enterprises, Inc., Class A (a)(b)	624,435	3,671,678
Espey Mfg. & Electronics Corp.	4,341	292,366
Fluence Energy, Inc., Class A (a)(b)	163,679	3,253,938
GrafTech International Ltd. (a)(b)	31,674	187,193
LSI Industries, Inc.	62,767	1,668,347
NANO Nuclear Energy, Inc. (a)(b)	81,355	1,719,845
Net Power, Inc., Class A (a)	99,401	166,000
NuScale Power Corp., Class A (a)(b)	597,138	5,989,294
Power Solutions International, Inc. (a)(b)	17,270	671,630
SES AI Corp., Class A (a)	471,161	452,409
Shoals Technologies Group, Inc., Class A (a)(b)	318,917	3,157,278
T1 Energy, Inc. (a)(b)	330,285	3,131,102
Tigo Energy, Inc. (a)	72,463	168,839
		28,469,610
Electronic Components — 0.4%
Aeva Technologies, Inc. (a)(b)	52,341	1,503,234
American Superconductor Corp. (a)(b)	85,126	3,533,580
Array Technologies, Inc. (a)(b)	242,742	1,798,718
Methode Electronics, Inc.	69,284	1,314,317
Novanta, Inc. (a)	66,913	10,855,965
NVE Corp.	8,678	907,285
ScanSource, Inc. (a)	40,509	2,110,114
		22,023,213
Security	Shares	Value
Electronic Entertainment — 0.0%
Turtle Beach Corp. (a)(b)	24,688	$ 307,366
Electronic Equipment, Instruments & Components — 0.6%
Bel Fuse, Inc., Class A (b)	3,169	922,908
Climb Global Solutions, Inc.	31,812	738,357
Crane NXT Co.	91,617	4,687,126
Daktronics, Inc. (a)	74,396	1,455,186
Evolv Technologies Holdings, Inc., Class A (a)	307,130	1,781,354
Forward Industries, Inc. (a)	113,835	480,384
Frequency Electronics, Inc. (a)	13,145	872,171
LightPath Technologies, Inc., Class A (a)(b)	103,493	1,692,111
Lightwave Logic, Inc. (a)(b)	300,570	2,843,392
Mirion Technologies, Inc., Class A (a)	446,507	8,005,870
M-Tron Industries, Inc. (a)	7,818	775,155
Ouster, Inc. (a)(b)	114,352	7,149,287
RF Industries Ltd. (a)	15,700	332,997
Richardson Electronics Ltd.	20,035	380,865
Stoneridge, Inc. (a)	52,437	383,839
Syntec Optics Holdings, Inc., Class A (a)(b)	13,170	163,966
Unusual Machines, Inc. (a)	85,435	1,905,200
Xperi, Inc. (a)(b)	77,880	640,952
		35,211,120
Electronics(a) — 0.3%
Agilysys, Inc.	48,096	5,026,032
Integer Holdings Corp.	62,888	5,876,884
nLight, Inc.	104,339	7,264,081
		18,166,997
Energy Equipment(a) — 0.2%
Expro Group Holdings NV (b)	155,676	2,299,334
FuelCell Energy, Inc.	101,475	3,654,115
Sunrun, Inc.	428,233	5,729,758
		11,683,207
Energy Equipment & Services — 0.6%
Atlas Energy Solutions, Inc.	154,886	2,572,657
Borr Drilling Ltd. (a)(b)	440,236	1,818,175
Core Laboratories, Inc. (b)	87,108	1,014,808
Energy Services of America Corp.	27,051	523,166
Flowco Holdings, Inc., Class A	67,484	1,440,109
Forum Energy Technologies, Inc. (a)	20,035	1,006,358
HMH Holding, Inc., Class A (a)	19,203	359,864
Innovex International, Inc. (a)	85,732	2,126,154
Kodiak Gas Services, Inc.	186,387	14,003,255
Ranger Energy Services, Inc., Class A	34,167	547,014
SEACOR Marine Holdings, Inc. (a)	38,831	297,057
Seadrill Ltd. (a)	115,987	4,386,628
Valaris Ltd. (a)	106,044	7,698,794
		37,794,039
Engineering & Contracting Services — 1.4%
Argan, Inc.	25,342	20,236,854
Exponent, Inc.	90,239	5,302,444
Fluor Corp. (a)	264,963	13,881,412
Legence Corp., Class A (a)	108,358	9,235,352
Limbach Holdings, Inc. (a)	20,865	1,606,605
Mistras Group, Inc. (a)	33,094	578,152
MYR Group, Inc. (a)	28,880	14,451,552
Uniti Group, Inc. (a)(b)	319,681	3,666,741
VSE Corp. (b)	52,203	11,928,385
Willdan Group, Inc. (a)(b)	27,408	2,167,973
		83,055,470
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Entertainment — 0.6%
AMC Entertainment Holdings, Inc., Class A (a)	1,164,586	$ 2,212,713
Atlanta Braves Holdings, Inc., Class A (a)(b)	11,710	659,390
Atlanta Braves Holdings, Inc., Class C (a)	90,796	4,712,312
Cinemark Holdings, Inc.	195,706	6,209,751
CuriosityStream, Inc., Class A	55,374	147,295
IMAX Corp. (a)	86,184	3,435,294
Lionsgate Studios Corp. (a)(b)	364,708	5,583,680
Madison Square Garden Entertainment Corp., Class A (a)	73,117	5,914,434
Playtika Holding Corp.	97,455	362,533
Reservoir Media, Inc. (a)	32,658	322,988
Starz Entertainment Corp. (a)	24,239	699,538
Stubhub Holdings, Inc., Class A (a)(b)	408,001	5,250,973
		35,510,901
Environmental, Maintenance, & Security Service — 0.4%
ABM Industries, Inc.	107,888	4,772,965
BrightView Holdings, Inc. (a)	132,841	1,882,357
Brink’s Co.	76,926	7,268,738
Healthcare Services Group, Inc. (a)	129,953	3,191,646
IBEX Holdings Ltd. (a)(b)	17,298	525,340
Onterris, Inc. (a)(b)	64,060	1,294,652
UniFirst Corp.	27,211	7,196,221
		26,131,919
Financial Data & Systems — 0.3%
Atlanticus Holdings Corp. (a)	9,200	940,700
Cass Information Systems, Inc.	21,772	1,117,339
Donnelley Financial Solutions, Inc. (a)	46,469	1,949,375
EVERTEC, Inc.	116,785	3,244,287
Green Dot Corp., Class A (a)	102,701	1,387,490
Happen, Inc. (a)	208,416	4,322,548
I3 Verticals, Inc., Class A (a)(b)	40,461	864,247
International Money Express, Inc. (a)	47,468	685,913
Priority Technology Holdings, Inc. (a)(b)	55,167	367,964
Repay Holdings Corp., Class A (a)	106,349	446,666
Value Line, Inc.	1,578	63,877
		15,390,406
Financial Services — 0.3%
Acacia Research Corp. (a)(b)	63,257	294,778
Better Home & Finance Holding Co. (a)(b)	14,926	410,465
Burford Capital Ltd.	382,352	1,567,643
Enact Holdings, Inc.	51,845	2,369,835
Ispire Technology, Inc. (a)	2,303	2,579
Jefferson Capital, Inc.	42,638	830,162
Karat Packaging, Inc.	16,320	546,067
NewtekOne, Inc.	50,846	753,029
Onity Group, Inc. (a)(b)	13,761	547,000
Pagseguro Digital Ltd., Class A	306,880	2,777,264
Paysign, Inc. (a)	83,177	681,220
Security National Financial Corp., Class A (a)(b)	26,785	259,547
Turning Point Brands, Inc.	35,520	3,012,451
Universal Corp.	44,732	2,333,668
		16,385,708
Food & Staples Retailing — 0.1%
Grocery Outlet Holding Corp. (a)(b)	177,068	1,767,138
Natural Grocers by Vitamin Cottage, Inc.	25,703	797,307
Yesway, Inc. (a)	29,589	600,657
		3,165,102
Food Products(a) — 0.0%
Forafric Global PLC (b)	9,653	97,302
Security	Shares	Value
Food Products (continued)
Lifeway Foods, Inc. (b)	10,786	$ 321,854
Mama’s Creations, Inc.	70,345	1,255,659
Westrock Coffee Co. (b)	73,072	592,614
		2,267,429
Foods — 0.5%
B&G Foods, Inc.	133,269	530,411
Chefs’ Warehouse, Inc. (a)	68,397	6,572,952
HF Foods Group, Inc. (a)	1,529	2,156
J & J Snack Foods Corp.	28,459	2,090,313
John B Sanfilippo & Son, Inc.	15,245	1,310,917
Marzetti Co.	36,289	4,142,752
Mission Produce, Inc. (a)	109,449	1,290,404
Seneca Foods Corp., Class A (a)	7,912	1,376,213
Simply Good Foods Co. (a)	149,603	1,986,728
United Natural Foods, Inc. (a)	111,796	5,105,723
Utz Brands, Inc., Class A	138,158	1,063,817
Vita Coco Co., Inc. (a)	90,269	5,970,392
		31,442,778
Forest Products — 0.2%
Boise Cascade Co.	66,499	5,162,317
UFP Industries, Inc.	105,658	9,587,407
		14,749,724
Forms & Bulk Printing Services — 0.1%
Deluxe Corp.	83,924	2,004,105
Ennis, Inc.	43,634	927,222
Quad/Graphics, Inc., Class A	48,583	409,555
		3,340,882
Fruit & Grain Processing — 0.0%
MGP Ingredients, Inc.	24,442	428,224
Funeral Parlors & Cemeteries — 0.0%
Carriage Services, Inc.	26,778	1,026,669
Matthews International Corp., Class A	56,744	1,527,548
		2,554,217
Gas Pipeline — 0.1%
Kinetik Holdings, Inc., Class A	94,256	4,556,335
NextDecade Corp. (a)(b)	315,208	2,376,668
		6,933,003
Gold — 0.1%
Caledonia Mining Corp. PLC	33,076	631,752
Gold Resource Corp. (a)	308,302	388,460
Novagold Resources, Inc. (a)(b)	651,866	3,891,640
		4,911,852
Health Care Equipment & Services — 0.2%
Dentsply Sirona, Inc.	382,748	4,060,956
Embecta Corp.	97,745	318,649
Establishment Labs Holdings, Inc. (a)(b)	49,329	4,232,921
Figs, Inc., Class A (a)	177,879	1,819,702
Hyperfine, Inc., Class A (a)	146,339	197,558
MiniMed Group, Inc. (a)(b)	53,799	804,295
Senseonics Holdings, Inc. (a)	73,750	418,900
		11,852,981
Health Care Equipment & Supplies(a) — 0.3%
Adaptive Biotechnologies Corp. (b)	282,461	6,058,789
ICU Medical, Inc.	45,398	6,655,347
Inogen, Inc. (b)	41,210	265,805
Integra LifeSciences Holdings Corp.	127,997	2,298,826
OmniAb, Inc.	211,526	520,354
OmniAb, Inc., 12.50 Earnout Shares (d)	9,003	—

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
OmniAb, Inc., 15.00 Earnout Shares (d)	9,003	$ —
Procept Biorobotics Corp. (b)	105,028	2,371,532
Shoulder Innovations, Inc.	19,655	398,603
		18,569,256
Health Care Facilities — 0.7%
Acadia Healthcare Co., Inc. (a)(b)	169,722	5,011,891
Astrana Health, Inc. (a)	82,639	3,835,276
Brookdale Senior Living, Inc. (a)(b)	440,917	7,094,354
CVRx, Inc. (a)(b)	23,044	118,446
Enovis Corp. (a)	103,622	2,144,975
Hinge Health, Inc., Class A (a)	76,595	6,357,385
LifeStance Health Group, Inc. (a)	346,535	3,711,390
National HealthCare Corp.	23,716	5,012,614
QuidelOrtho Corp. (a)	128,879	2,257,316
RxSight, Inc. (a)(b)	75,327	363,076
SBC Medical Group Holdings, Inc. (a)	38,158	117,527
Select Medical Holdings Corp.	182,229	3,008,601
Sight Sciences, Inc. (a)	71,563	387,871
U.S. Physical Therapy, Inc.	28,324	1,945,292
		41,366,014
Health Care Management Services(a) — 0.3%
Hims & Hers Health, Inc., Class A (b)	398,449	13,814,227
Option Care Health, Inc.	293,044	6,145,133
TruBridge, Inc. (b)	21,783	570,932
		20,530,292
Health Care Providers & Services(a) — 0.3%
agilon health, Inc. (b)	23,300	2,497,294
Clover Health Investments Corp., Class A (b)	786,390	4,120,684
Delcath Systems, Inc.	52,189	657,060
GeneDx Holdings Corp., Class A (b)	37,388	2,566,686
Lumexa Imaging Holdings, Inc. (b)	31,381	353,978
Oncology Institute, Inc.	135,144	733,832
PACS Group, Inc. (b)	84,206	3,590,544
Sonida Senior Living, Inc. (b)	53,878	2,198,222
Strive, Inc., Class A (b)	118,778	1,295,868
Talkspace, Inc.	249,592	1,297,878
		19,312,046
Health Care Services — 1.9%
Addus HomeCare Corp. (a)	34,863	3,502,686
AirSculpt Technologies, Inc. (a)(b)	19,556	88,002
Alignment Healthcare, Inc. (a)	304,157	7,241,978
AMN Healthcare Services, Inc. (a)	73,577	2,381,687
Ardent Health, Inc. (a)	40,589	399,396
Aveanna Healthcare Holdings, Inc. (a)	146,178	1,252,745
BrightSpring Health Services, Inc. (a)	300,918	20,986,021
Butterfly Network, Inc., Class A (a)	393,579	3,313,935
CapsoVision, Inc. (a)(b)	63,039	477,836
Certara, Inc. (a)(b)	217,215	1,422,758
Claritev Corp., Class A (a)(b)	17,254	588,534
Concentra Group Holdings Parent, Inc.	216,577	6,443,166
CorVel Corp. (a)	55,235	3,453,292
Cross Country Healthcare, Inc. (a)(b)	53,912	712,178
Fortrea Holdings, Inc. (a)	180,519	3,141,031
Ginkgo Bioworks Holdings, Inc., Class A (a)(b)	89,030	882,287
HealthEquity, Inc. (a)	156,460	14,131,467
HeartFlow, Inc. (a)	146,975	4,312,246
LifeMD, Inc. (a)(b)	86,955	359,124
NeoGenomics, Inc. (a)	246,074	3,590,220
Nutex Health, Inc. (a)(b)	9,512	1,625,506
Omnicell, Inc. (a)	85,381	3,545,019
Security	Shares	Value
Health Care Services (continued)
Pediatrix Medical Group, Inc. (a)	150,946	$ 3,823,462
Pennant Group, Inc. (a)	63,789	2,357,004
Phibro Animal Health Corp., Class A	40,391	1,268,277
Phreesia, Inc. (a)	96,587	993,880
Privia Health Group, Inc. (a)	221,372	5,695,902
Progyny, Inc. (a)	127,307	3,670,261
Surgery Partners, Inc. (a)(b)	149,427	2,510,374
Teladoc Health, Inc. (a)	340,504	2,887,474
Viemed Healthcare, Inc. (a)	59,015	672,771
Waystar Holding Corp. (a)(b)	209,293	4,296,785
		112,027,304
Health Care: Miscellaneous — 0.0%
Absci Corp. (a)(b)	258,621	2,997,417
Home Building — 1.0%
Beazer Homes USA, Inc. (a)	44,711	1,254,144
Century Communities, Inc.	47,631	3,413,238
Dream Finders Homes, Inc., Class A (a)	50,651	874,236
Forestar Group, Inc. (a)(b)	36,956	1,169,657
Green Brick Partners, Inc. (a)	56,239	4,501,370
Hovnanian Enterprises, Inc., Class A (a)	9,052	1,289,095
Installed Building Products, Inc.	44,028	10,119,396
KB Home	112,841	7,062,718
Legacy Housing Corp. (a)(b)	14,759	387,719
LGI Homes, Inc. (a)	39,012	2,484,284
M/I Homes, Inc. (a)	47,370	7,616,622
Meritage Homes Corp.	123,091	10,321,180
Taylor Morrison Home Corp., Class A (a)	175,716	12,605,866
		63,099,525
Hotel/Motel — 0.2%
First Watch Restaurant Group, Inc. (a)	116,099	1,496,516
Krispy Kreme, Inc. (a)	129,405	456,800
Marcus Corp.	43,912	1,030,175
Red Rock Resorts, Inc., Class A	88,200	5,738,292
Xponential Fitness, Inc., Class A (a)(b)	66,710	461,633
		9,183,416
Hotels, Restaurants & Leisure — 0.3%
Genius Sports Ltd. (a)(b)	445,605	2,700,366
Global Business Travel Group I, Class A (a)	236,535	2,221,064
Sabre Corp. (a)	620,151	1,296,116
Serve Robotics, Inc. (a)(b)	134,105	882,411
SHARPLINK, Inc. (a)(b)	351,618	1,687,766
Six Flags Entertainment Corp. (a)(b)	181,306	3,861,818
Super Group SGHC Ltd.	306,871	4,158,102
Venu Holding Corp. (a)	89,808	203,864
Wendy’s Co. (b)	303,987	2,520,052
		19,531,559
Household Appliances — 0.0%
Hamilton Beach Brands Holding Co., Class A	12,990	299,160
Household Durables — 0.1%
Cricut, Inc., Class A	79,716	349,953
Newell Brands, Inc.	784,163	4,814,761
XMAX, Inc. (a)(b)	114,677	1,042,414
		6,207,128
Household Equipment & Products — 0.5%
Central Garden & Pet Co. (a)	15,543	689,177
Central Garden & Pet Co., Class A (a)	94,329	3,657,135
Energizer Holdings, Inc.	116,372	2,495,016
Helen of Troy Ltd. (a)	44,000	1,279,080
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Equipment & Products (continued)
Novocure Ltd. (a)(b)	199,962	$ 3,029,424
Spectrum Brands Holdings, Inc.	41,230	3,535,472
Zurn Elkay Water Solutions Corp.	278,941	14,094,889
		28,780,193
Household Furnishings — 0.2%
Apogee Enterprises, Inc.	39,652	1,813,683
Ethan Allen Interiors, Inc.	44,531	994,823
Flexsteel Industries, Inc.	6,290	468,479
La-Z-Boy, Inc.	76,110	3,053,533
Leggett & Platt, Inc.	255,568	2,992,701
Lifetime Brands, Inc.	22,879	195,158
Lovesac Co. (a)(b)	24,496	408,838
RH (a)(b)	28,674	4,723,468
		14,650,683
Independent Power Producers & Energy Traders — 0.0%
Montauk Renewables, Inc. (a)(b)	108,509	169,274
Industrial Conglomerates — 0.1%
Brookfield Business Corp., Class A (b)	130,883	3,906,858
Insurance — 0.8%
Accelerant Holdings, Class A (a)	114,247	1,338,975
Ategrity Specialty Holdings LLC (a)(b)	16,114	387,380
Exzeo Group, Inc. (a)	13,047	220,103
F&G Annuities & Life, Inc.	61,759	1,642,172
Hamilton Insurance Group Ltd., Class B	87,018	2,953,391
James River Group Holdings, Inc. (b)	63,900	281,160
Kingsway Corp. (a)	42,914	447,164
Lemonade, Inc. (a)	132,533	8,621,272
Marqeta, Inc., Class A (a)	655,428	2,661,038
Mercury General Corp.	49,922	5,322,684
Neptune Insurance Holdings, Inc., Class A (a)	71,273	2,245,099
Oscar Health, Inc., Class A (a)(b)	444,399	12,674,259
Pelagos Insurance Capital Ltd.	81,075	1,974,176
Skyward Specialty Insurance Group, Inc. (a)	76,498	4,463,658
		45,232,531
Insurance: Life — 0.2%
Citizens, Inc., Class A (a)(b)	78,346	449,706
CNO Financial Group, Inc.	173,164	8,827,901
Trupanion, Inc. (a)	63,853	1,581,639
		10,859,246
Insurance: Multi-Line — 0.3%
Abacus Global Management, Inc., Class A	51,767	554,425
Baldwin Insurance Group, Inc., Class A (a)(b)	178,850	4,753,833
Crawford & Co., Class A	27,975	315,278
Goosehead Insurance, Inc., Class A (a)	43,775	2,123,088
Horace Mann Educators Corp.	70,388	3,635,540
Kemper Corp.	85,313	2,300,038
Roadzen, Inc. (a)(b)	86,088	125,688
SiriusPoint Ltd. (a)	120,308	2,887,392
		16,695,282
Insurance: Property-Casualty — 1.2%
American Coastal Insurance Corp.	51,174	568,031
American Integrity Insurance Group, Inc.	20,442	384,923
AMERISAFE, Inc.	35,577	1,203,570
Bowhead Specialty Holdings, Inc. (a)(b)	35,129	1,051,411
Donegal Group, Inc., Class A	33,764	636,789
Employers Holdings, Inc.	29,575	1,492,946
Essent Group Ltd.	168,404	10,825,009
Genworth Financial, Inc., Class A (a)	645,098	6,109,078
Security	Shares	Value
Insurance: Property-Casualty (continued)
Greenlight Capital Re Ltd., Class A (a)	51,452	$ 832,493
HCI Group, Inc.	20,432	3,580,708
Heritage Insurance Holdings, Inc. (a)	46,376	1,209,486
Investors Title Co.	2,886	789,841
Kestrel Group Ltd. (a)	544	4,896
Kingstone Cos., Inc.	19,150	364,425
NI Holdings, Inc. (a)	13,658	214,567
NMI Holdings, Inc., Class A (a)	140,831	5,786,746
Palomar Holdings, Inc. (a)	48,765	6,163,408
Radian Group, Inc.	252,195	9,500,186
Safety Insurance Group, Inc.	27,577	2,064,414
Selective Insurance Group, Inc.	112,436	10,907,416
Slide Insurance Holdings, Inc. (a)(b)	121,589	2,355,179
Stewart Information Services Corp.	57,306	3,783,342
United Fire Group, Inc.	40,560	2,126,967
Universal Insurance Holdings, Inc.	47,495	1,964,393
		73,920,224
Internet & Catalog Retail(a) — 0.0%
RideNow Group, Inc., Class B	29,362	195,551
ThredUp, Inc., Class A	196,715	1,347,498
		1,543,049
Internet Software & Services(a) — 0.3%
1stdibs.com, Inc.	44,672	218,893
eGain Corp. (b)	30,296	190,865
Flywire Corp. (b)	224,526	3,944,922
MediaAlpha, Inc., Class A (b)	53,639	674,242
Remitly Global, Inc.	275,130	6,165,663
Xometry, Inc., Class A (b)	85,273	8,230,550
		19,425,135
IT Services — 0.8%
Backblaze, Inc., Class A (a)(b)	109,645	1,738,970
BigBear.ai Holdings, Inc. (a)(b)	914,174	3,355,019
Brand Engagement Network, Inc. (a)(b)	7,450	127,469
Bread Financial Holdings, Inc.	37,893	4,105,707
Core Scientific, Inc. (a)(b)	579,060	14,818,145
Crexendo, Inc. (a)	41,398	309,243
CSP, Inc.	313	2,485
DXC Technology Co. (a)	321,903	2,848,842
Fastly, Inc., Class A (a)	279,541	5,132,373
Globant SA (a)(b)	80,719	2,336,008
Kohl’s Corp.	206,510	3,659,357
Payoneer Global, Inc. (a)	469,593	3,343,502
Paysafe Ltd. (a)(b)	39,551	295,446
SharonAI Holdings, Inc. (a)	8,005	677,703
StoneCo Ltd., Class A	425,957	4,617,374
Whitefiber, Inc. (a)(b)	21,514	835,819
		48,203,462
Leisure Time — 1.3%
10X Genomics, Inc., Class A (a)(b)	219,659	8,421,726
Acushnet Holdings Corp.	51,337	6,084,975
American Outdoor Brands, Inc. (a)	1,358	15,943
Callaway Golf Co. (a)	257,859	4,845,171
Escalade, Inc.	17,369	326,190
Hilton Grand Vacations, Inc. (a)	103,894	5,440,929
Johnson Outdoors, Inc., Class A	11,162	513,898
Latham Group, Inc. (a)	87,235	564,410
Life Time Group Holdings, Inc. (a)	270,124	11,031,864
Lindblad Expeditions Holdings, Inc. (a)	93,501	2,640,468
Marriott Vacations Worldwide Corp.	51,505	5,247,329
OneSpaWorld Holdings Ltd.	160,215	4,524,472

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Leisure Time (continued)
Outdoor Holding Co. (a)	195,289	$ 445,259
Peloton Interactive, Inc., Class A (a)	744,093	4,397,590
Polaris, Inc.	100,733	6,894,166
Portillo’s, Inc., Class A (a)(b)	112,959	535,426
RCI Hospitality Holdings, Inc.	14,395	393,271
Smith & Wesson Brands, Inc.	83,697	1,258,803
Sphere Entertainment Co., Class A (a)(b)	51,130	8,847,024
Sturm Ruger & Co., Inc.	26,603	1,006,924
Tron, Inc. (a)	96,583	155,499
United Parks & Resorts, Inc. (a)(b)	36,960	1,764,470
		75,355,807
Life Sciences Tools & Services(a) — 0.1%
Alamar Biosciences, Inc.	24,856	673,349
Maravai LifeSciences Holdings, Inc., Class A	210,895	1,315,985
WaVe Life Sciences Ltd. (b)	246,492	1,432,118
		3,421,452
Luxury Items — 0.1%
Movado Group, Inc.	26,843	1,055,199
Signet Jewelers Ltd.	72,916	6,285,359
		7,340,558
Machinery(a) — 0.1%
Elmet Group Co.	18,609	367,341
Hillman Solutions Corp. (b)	373,079	3,148,787
Microvast Holdings, Inc. (b)	409,865	479,542
Perma-Pipe International Holdings, Inc.	13,913	378,851
Taylor Devices, Inc.	6,032	353,958
Velo3D, Inc. (b)	30,876	541,874
		5,270,353
Machinery: Agricultural — 0.1%
Aebi Schmidt Holding AG	66,945	840,160
Alamo Group, Inc.	19,787	3,254,764
Lindsay Corp.	19,480	2,411,624
Titan International, Inc. (a)	99,373	766,166
Titan Machinery, Inc. (a)	40,220	849,446
		8,122,160
Machinery: Construction & Handling — 0.4%
Astec Industries, Inc.	43,510	2,662,377
Douglas Dynamics, Inc.	43,654	2,355,133
Manitowoc Co., Inc. (a)	68,224	947,631
Terex Corp.	212,419	15,377,012
		21,342,153
Machinery: Industrial — 1.0%
AirJoule Technologies Corp., Class A (a)(b)	60,533	335,353
Alliance Laundry Holdings, Inc. (a)	82,156	2,178,777
Columbus McKinnon Corp.	56,215	850,533
DXP Enterprises, Inc. (a)	24,380	4,113,881
Enpro, Inc.	39,757	14,985,606
EVI Industries, Inc.	9,494	140,321
Gencor Industries, Inc. (a)	18,815	280,720
Graham Corp. (a)(b)	20,014	2,477,533
Hyster-Yale, Inc., Class A	19,701	690,717
JBT Marel Corp.	97,938	14,201,010
Kadant, Inc.	22,114	6,948,882
Kennametal, Inc.	141,832	4,971,212
Mayville Engineering Co., Inc. (a)	27,375	1,025,468
Palladyne AI Corp. (a)(b)	67,661	411,379
Proto Labs, Inc. (a)	43,652	3,558,075
Security	Shares	Value
Machinery: Industrial (continued)
Richtech Robotics, Inc., Class B (a)(b)	349,785	$ 738,046
Tennant Co.	33,562	2,938,017
Twin Disc, Inc.	21,574	500,517
		61,346,047
Machinery: Specialty — 0.1%
Albany International Corp., Class A	54,132	4,032,834
Manufactured Housing(a) — 0.3%
Cavco Industries, Inc.	14,500	8,908,510
Champion Homes, Inc.	102,797	9,058,472
		17,966,982
Marine — 0.6%
Ardmore Shipping Corp.	66,954	938,026
Calumet, Inc. (a)	125,975	4,537,620
Costamare Bulkers Holdings Ltd. (a)	14,820	260,239
Costamare, Inc.	84,312	1,182,054
DHT Holdings, Inc.	269,075	4,447,810
Dorian LPG Ltd.	67,076	2,332,903
Genco Shipping & Trading Ltd.	60,970	1,510,837
Himalaya Shipping Ltd.	50,001	668,013
International Seaways, Inc.	77,365	5,925,385
Navigator Holdings Ltd.	69,375	1,292,456
Nordic American Tankers Ltd.	385,263	2,134,357
Pangaea Logistics Solutions Ltd.	67,087	436,066
Safe Bulkers, Inc.	94,698	597,544
Scorpio Tankers, Inc.	85,452	5,918,406
SFL Corp. Ltd.	232,427	2,370,755
Teekay Corp. Ltd.	105,168	1,051,680
Teekay Tankers Ltd., Class A	45,994	2,983,631
		38,587,782
Media — 0.2%
Advantage Solutions, Inc. (a)(b)	8,901	384,879
Arena Group Holdings, Inc. (a)	3,444	2,859
DoubleVerify Holdings, Inc. (a)	263,901	2,860,687
fuboTV, Inc., Class A (a)(b)	58,486	538,071
Lee Enterprises, Inc. (a)(b)	13,404	120,100
MNTN, Inc., Class A (a)	87,683	806,684
Newsmax, Inc., Class B (a)(b)	81,326	673,379
PubMatic, Inc., Class A (a)(b)	68,728	901,711
RUM Group, Inc., Class A (a)(b)	211,280	1,339,515
Sinclair, Inc., Class A	79,003	1,125,793
Taboola.com Ltd. (a)	238,586	1,192,930
Teads Holding Co. (a)	9,122	6,996
Trump Media & Technology Group Corp., Class A (a)(b)	305,111	2,361,559
Webtoon Entertainment, Inc. (a)(b)	43,300	494,486
ZipRecruiter, Inc., Class A (a)	111,988	419,955
ZoomInfo Technologies, Inc., Class A (a)	460,337	1,348,787
		14,578,391
Medical & Dental Instruments & Supplies — 1.0%
Accendra Health, Inc. (a)	127,375	435,622
Alphatec Holdings, Inc. (a)	231,918	2,006,091
AngioDynamics, Inc. (a)	70,651	919,170
Anika Therapeutics, Inc. (a)(b)	22,850	334,295
Artivion, Inc. (a)	85,481	1,920,758
AtriCure, Inc. (a)(b)	93,336	2,611,541
Avanos Medical, Inc. (a)	85,383	2,124,329
Axogen, Inc. (a)	95,782	4,424,171
BioLife Solutions, Inc. (a)	79,783	2,253,072
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Medical & Dental Instruments & Supplies (continued)
Ceribell, Inc. (a)	51,496	$ 1,001,597
Cerus Corp. (a)(b)	371,892	1,085,925
Community Health Systems, Inc. (a)(b)	253,692	847,331
CONMED Corp.	57,613	1,885,673
InfuSystem Holdings, Inc. (a)(b)	36,043	347,815
LeMaitre Vascular, Inc.	40,872	3,922,077
LENSAR, Inc. (a)	607	3,466
LivaNova PLC (a)	103,642	8,522,482
Merit Medical Systems, Inc. (a)	110,221	7,642,724
Neogen Corp. (a)	414,329	3,724,818
Ocular Therapeutix, Inc. (a)	372,908	3,661,957
OraSure Technologies, Inc. (a)	124,041	553,223
Orchestra BioMed Holdings, Inc. (a)	74,501	321,472
Organogenesis Holdings, Inc. (a)	116,345	282,718
Orthofix Medical, Inc. (a)	75,591	690,902
OrthoPediatrics Corp. (a)	34,348	657,077
Pro-Dex, Inc. (a)	3,665	214,586
Sanara Medtech, Inc. (a)(b)	5,191	122,456
STAAR Surgical Co. (a)(b)	59,907	1,718,732
TransMedics Group, Inc. (a)(b)	62,432	4,146,733
Utah Medical Products, Inc.	5,035	347,314
		58,730,127
Medical Equipment — 1.1%
Accuray, Inc. (a)	21,847	5,632
AdaptHealth Corp. (a)	192,539	2,006,256
Alpha Teknova, Inc. (a)(b)	18,795	106,756
Anteris Technologies Global Corp. (a)	152,759	1,504,676
Beta Bionics, Inc. (a)	76,142	1,193,145
CareDx, Inc. (a)	95,876	2,732,466
ClearPoint Neuro, Inc. (a)(b)	52,695	940,079
Cytek Biosciences, Inc. (a)	227,355	1,007,183
Electromed, Inc. (a)	11,954	505,654
Glaukos Corp. (a)	106,342	14,862,358
Haemonetics Corp. (a)	86,671	6,500,325
Inspire Medical Systems, Inc. (a)	51,678	2,305,356
iRadimed Corp.	15,871	1,516,633
IRhythm Holdings, Inc. (a)	60,932	7,247,861
Kestra Medical Technologies Ltd. (a)(b)	50,802	1,292,403
KORU Medical Systems, Inc. (a)	73,581	309,040
Lantheus Holdings, Inc. (a)	120,457	13,363,499
Lucid Diagnostics, Inc. (a)(b)	277,964	297,421
Quanterix Corp. (a)	75,825	327,564
SI-BONE, Inc. (a)(b)	82,218	1,341,798
Stereotaxis, Inc. (a)(b)	90,944	156,424
Tactile Systems Technology, Inc. (a)(b)	42,760	1,273,393
Tandem Diabetes Care, Inc. (a)	130,589	1,970,588
Varex Imaging Corp. (a)	79,165	825,691
		63,592,201
Medical Services(a) — 0.1%
Alumis, Inc. (b)	146,315	4,117,304
BioAge Labs, Inc.	65,707	1,610,479
Fulgent Genetics, Inc. (b)	34,731	712,680
Innovage Holding Corp.	40,219	476,595
NeuroPace, Inc.	49,543	787,238
		7,704,296
Metal Fabricating — 0.2%
CompX International, Inc., Class A	2,464	61,354
Distribution Solutions Group, Inc. (a)	17,355	474,659
Security	Shares	Value
Metal Fabricating (continued)
L B Foster Co., Class A (a)	18,893	$ 853,397
Mueller Water Products, Inc., Class A	289,632	7,481,194
Worthington Enterprises, Inc.	58,542	3,147,218
		12,017,822
Metals & Minerals: Diversified — 0.6%
Compass Minerals International, Inc. (a)	59,998	1,867,738
Constellium SE, Class A (a)	249,600	7,954,752
Energy Fuels, Inc./Canada (a)(b)	462,505	6,706,322
Materion Corp. (b)	38,705	11,510,480
Perpetua Resources Corp. (a)	160,789	3,337,980
Ring Energy, Inc. (a)	358,257	386,918
United States Lime & Minerals, Inc.	20,642	2,160,598
		33,924,788
Metals & Mining — 0.6%
American Battery Technology Co. (a)(b)	229,301	648,922
Ampco-Pittsburgh Corp. (a)	30,298	262,078
Contango Silver & Gold, Inc. (a)(b)	49,178	776,521
Critical Metals Corp. (a)(b)	126,915	1,300,879
Elemental Royalty Corp. (b)	66,764	1,165,699
Ferroglobe PLC	218,185	693,828
Friedman Industries, Inc.	11,522	370,778
Hycroft Mining Holding Corp. (a)(b)	102,041	2,387,759
Idaho Strategic Resources, Inc. (a)	28,688	939,532
Lifezone Metals Ltd. (a)(b)	76,509	296,855
McEwen, Inc. (a)(b)	97,743	1,772,081
NioCorp Developments Ltd. (a)(b)	267,830	1,290,941
SSR Mining, Inc. (a)(b)	407,105	11,512,929
U.S. Antimony Corp. (a)(b)	250,278	1,817,018
U.S. Gold Corp. (a)(b)	26,795	410,767
USA Rare Earth, Inc., Class A (a)(b)	357,427	7,713,275
Vista Gold Corp. (a)	270,188	516,059
Vox Royalty Corp. (b)	123,585	584,557
		34,460,478
Mining — 0.0%
Dakota Gold Corp. (a)(b)	218,314	930,018
Office Supplies & Equipment — 0.4%
ACCO Brands Corp.	180,579	751,208
Eastman Kodak Co. (a)	120,711	1,116,577
HNI Corp.	132,308	5,346,566
MillerKnoll, Inc.	128,856	2,636,394
Pitney Bowes, Inc.	154,004	2,698,150
Transocean Ltd. (a)(b)	1,822,093	8,910,035
		21,458,930
Oil & Gas Producers — 0.1%
Crescent Energy Co., Class A	474,467	4,659,266
HighPeak Energy, Inc. (b)	41,771	291,979
Kosmos Energy Ltd. (a)	1,112,332	2,347,021
		7,298,266
Oil Well Equipment & Services — 1.1%
Bristow Group, Inc.	48,742	2,014,019
Cactus, Inc., Class A	129,656	6,642,277
Helix Energy Solutions Group, Inc. (a)	263,628	2,304,109
Helmerich & Payne, Inc.	180,577	5,912,091
Liberty Energy, Inc., Class A	297,521	7,792,075
Matrix Service Co. (a)	53,391	731,457
Nabors Industries Ltd. (a)	26,835	2,254,408
National Energy Services Reunited Corp. (a)(b)	114,048	3,413,457

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil Well Equipment & Services (continued)
Natural Gas Services Group, Inc.	22,145	$ 955,335
NPK International, Inc. (a)	154,892	2,464,332
Oceaneering International, Inc. (a)	185,464	7,515,001
Oil States International, Inc. (a)(b)	101,164	810,324
Patterson-UTI Energy, Inc.	645,591	5,926,525
ProPetro Holding Corp. (a)	187,225	2,684,806
RPC, Inc.	191,114	1,114,195
Select Water Solutions, Inc., Class A	213,003	4,255,800
Smart Sand, Inc.	56,453	282,830
Solaris Energy Infrastructure, Inc., Class A (b)	98,350	7,913,241
TETRA Technologies, Inc. (a)	243,710	2,761,234
		67,747,516
Oil, Gas & Consumable Fuels — 0.8%
American Resources Corp. (a)	165,791	356,451
Archrock, Inc.	322,346	13,122,706
Comstock, Inc. (a)	137,935	573,810
Diversified Energy Co.	132,707	1,839,319
Encore Energy Corp. (a)(b)	397,585	520,836
Epsilon Energy Ltd.	33,364	180,499
Excelerate Energy, Inc., Class A	45,207	1,717,414
FLEX LNG Ltd.	59,362	1,665,698
Granite Ridge Resources, Inc.	115,230	508,164
Gulfport Energy Corp. (a)	29,036	4,927,409
Kolibri Global Energy, Inc. (a)	45,056	224,379
New Era Energy & Digital, Inc. (a)	150,169	958,078
Noble Corp. PLC	237,261	8,849,835
Plug Power, Inc. (a)(b)	2,512,597	6,809,138
ProFrac Holding Corp., Class A (a)	47,774	277,567
Sable Offshore Corp., Class A (a)(b)	250,218	770,671
Summit Midstream Corp. (a)	17,687	503,726
VAALCO Energy, Inc.	184,915	939,368
Vitesse Energy, Inc.	60,363	951,925
		45,696,993
Oil: Crude Producers — 1.2%
Amplify Energy Corp. (a)	66,739	265,621
BKV Corp. (a)(b)	60,686	1,660,369
California Resources Corp.	135,230	7,149,610
CNX Resources Corp. (a)	254,889	8,648,384
Comstock Resources, Inc. (a)(b)	132,841	1,981,988
CVR Energy, Inc.	53,899	1,484,378
Evolution Petroleum Corp.	50,265	184,975
Gevo, Inc. (a)(b)	446,879	670,319
Infinity Natural Resources, Inc., Class A (a)(b)	31,710	402,717
Magnolia Oil & Gas Corp., Class A	343,046	8,775,117
Murphy Oil Corp.	255,818	8,329,434
Northern Oil & Gas, Inc.	190,810	3,463,202
ONE Gas, Inc.	117,662	9,068,210
PrimeEnergy Resources Corp. (a)	868	144,861
Riley Exploration Permian, Inc.	29,844	983,658
SandRidge Energy, Inc.	60,309	826,233
SM Energy Co.	449,803	11,739,858
Talos Energy, Inc. (a)	239,287	3,089,195
Ur-Energy, Inc. (a)(b)	711,660	967,858
W&T Offshore, Inc.	184,955	582,608
		70,418,595
Oil: Refining & Marketing — 0.3%
Clean Energy Fuels Corp. (a)(b)	294,569	603,866
Delek U.S. Holdings, Inc.	111,743	5,677,662
Security	Shares	Value
Oil: Refining & Marketing (continued)
Par Pacific Holdings, Inc. (a)	89,783	$ 5,035,031
PBF Energy, Inc., Class A	182,172	8,292,469
		19,609,028
Paints & Coatings — 0.0%
Kronos Worldwide, Inc.	38,686	244,882
Paper — 0.0%
Clearwater Paper Corp. (a)(b)	26,493	415,410
Paper & Forest Products — 0.1%
Magnera Corp. (a)	63,119	741,648
Sylvamo Corp.	63,361	2,395,046
		3,136,694
Personal Care — 0.3%
BellRing Brands, Inc. (a)(b)	221,913	2,871,554
Coty, Inc., Class A (a)(b)	676,618	1,461,495
Edgewell Personal Care Co.	88,467	2,376,224
FitLife Brands, Inc. (a)	980	10,790
Honest Co., Inc. (a)(b)	160,694	588,140
Nu Skin Enterprises, Inc., Class A	84,488	446,097
Oddity Tech Ltd., Class A (a)	75,353	1,140,091
Olaplex Holdings, Inc. (a)	284,006	582,212
WD-40 Co.	25,152	6,128,033
		15,604,636
Personal Products(a) — 0.1%
Herbalife Ltd.	191,873	2,523,130
Nature’s Sunshine Products, Inc.	25,177	548,858
USANA Health Sciences, Inc.	19,674	420,040
		3,492,028
Pharmaceuticals — 2.7%
ACADIA Pharmaceuticals, Inc. (a)	236,310	5,978,643
Aclaris Therapeutics, Inc. (a)(b)	221,544	1,171,968
Alkermes PLC (a)	309,205	16,200,796
Alto Neuroscience, Inc. (a)(b)	48,959	1,292,028
Amneal Pharmaceuticals, Inc., Class A (a)	312,418	5,407,956
Amphastar Pharmaceuticals, Inc. (a)	59,235	1,195,362
Aquestive Therapeutics, Inc. (a)(b)	201,853	839,708
AtaiBeckley, Inc. (a)	598,933	3,156,377
Atea Pharmaceuticals, Inc. (a)(b)	131,975	613,684
Avalyn Pharma, Inc. (a)(b)	24,716	813,651
Context Therapeutics, Inc. (a)	203,375	112,649
Contineum Therapeutics, Inc., Class A (a)	50,243	823,483
CorMedix, Inc. (a)(b)	139,411	1,094,376
Corvus Pharmaceuticals, Inc. (a)(b)	126,568	1,890,926
Definium Therapeutics, Inc. (a)	243,293	11,444,503
Edgewise Therapeutics, Inc. (a)	130,856	5,316,679
Enanta Pharmaceuticals, Inc. (a)(b)	54,307	791,796
Enliven Therapeutics, Inc. (a)	80,083	4,064,212
Esperion Therapeutics, Inc. (a)	473,286	1,495,584
Eton Pharmaceuticals, Inc. (a)	49,912	1,806,814
Evolus, Inc. (a)(b)	103,883	720,948
Guardian Pharmacy Services, Inc., Class A (a)(b)	33,318	1,395,025
Harmony Biosciences Holdings, Inc. (a)	84,455	3,075,006
Harrow, Inc. (a)(b)	57,723	2,451,496
Indivior Pharmaceuticals, Inc. (a)(b)	221,145	9,073,579
Innoviva, Inc. (a)	141,328	3,209,559
Ironwood Pharmaceuticals, Inc., Class A (a)	306,225	1,289,207
LB Pharmaceuticals, Inc. (a)(b)	41,840	1,357,917
Liquidia Corp. (a)(b)	130,116	10,374,149
Maze Therapeutics, Inc. (a)	65,962	1,968,306
MBX Biosciences, Inc. (a)	58,019	3,202,649
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
MediWound Ltd. (a)(b)	21,075	$ 309,802
Neumora Therapeutics, Inc. (a)	191,821	326,096
Niagen Bioscience, Inc. (a)	110,567	352,709
Nuvation Bio, Inc., Class A (a)	471,178	2,676,291
Oramed Pharmaceuticals, Inc.	63,616	305,993
Pacira BioSciences, Inc. (a)	71,403	1,811,494
Perrigo Co. PLC	263,284	2,735,521
Prestige Consumer Healthcare, Inc. (a)	87,232	4,123,457
SIGA Technologies, Inc.	70,201	255,532
SpyGlass Pharma, Inc. (a)	20,715	461,116
Supernus Pharmaceuticals, Inc. (a)	102,463	4,765,554
Syndax Pharmaceuticals, Inc. (a)	160,900	3,517,274
Tarsus Pharmaceuticals, Inc. (a)	76,423	4,810,064
TG Therapeutics, Inc. (a)	268,423	14,747,160
Theravance Biopharma, Inc. (a)(b)	75,439	1,282,463
Third Harmonic Bio, Inc. (a)(d)	33,837	—
Trevi Therapeutics, Inc. (a)(b)	193,836	3,615,041
Ultragenyx Pharmaceutical, Inc. (a)	180,742	6,034,975
VeraDermics, Inc. (a)	38,726	4,760,974
Voyager Therapeutics, Inc. (a)	108,432	379,512
Xeris Biopharma Holdings, Inc. (a)	305,178	2,417,010
		163,317,074
Photography — 0.0%
GoPro, Inc., Class A (a)(b)	251,532	195,692
Power Transmission Equipment — 0.1%
Babcock & Wilcox Enterprises, Inc. (a)	242,572	3,420,265
Printing & Copying Services(a) — 0.2%
Casella Waste Systems, Inc., Class A (b)	117,901	11,432,860
Cimpress PLC	31,933	3,247,586
		14,680,446
Producer Durables: Miscellaneous — 0.1%
First Advantage Corp. (a)(b)	150,052	2,708,438
Park-Ohio Holdings Corp.	18,957	728,897
		3,437,335
Production Technology Equipment(a) — 0.2%
Azenta, Inc.	78,619	2,006,357
Ichor Holdings Ltd.	64,364	7,226,790
Photronics, Inc. (b)	108,782	3,538,678
		12,771,825
Professional Services(a) — 0.2%
Falcon’s Beyond Global, Inc., Class A (b)	47,557	852,221
Innodata, Inc. (b)	57,925	4,377,971
Legalzoom.com, Inc.	220,897	1,354,099
McGraw Hill, Inc.	48,212	456,568
RCM Technologies, Inc.	8,507	240,153
Resolute Holdings Management, Inc. (b)	6,975	1,008,097
Skillsoft Corp., Class A	233	1,207
TIC Solutions, Inc. (b)	328,657	2,658,835
		10,949,151
Publishing — 0.1%
Daily Journal Corp. (a)(b)	2,527	1,519,207
John Wiley & Sons, Inc., Class A	71,390	3,463,129
Scholastic Corp.	28,092	1,292,232
USA TODAY Co., Inc. (a)	256,944	2,196,871
		8,471,439
Security	Shares	Value
Radio & TV Broadcasters — 0.1%
Entravision Communications Corp., Class A	119,667	$ 1,560,458
Gray Media, Inc.	175,886	698,267
iHeartMedia, Inc., Class A (a)	232,111	995,756
		3,254,481
Railroad Equipment — 0.1%
FreightCar America, Inc. (a)(b)	27,773	270,509
Trinity Industries, Inc.	147,752	5,109,264
		5,379,773
Real Estate — 0.3%
AGNT, Inc.	177,002	957,581
Newmark Group, Inc., Class A	288,535	4,359,764
Opendoor Technologies, Inc. (a)	1,734,213	8,012,064
RMR Group, Inc., Class A	31,804	652,936
St. Joe Co.	70,928	4,442,220
		18,424,565
Real Estate Investment Trusts (REITs) — 6.0%
Acadia Realty Trust	249,900	5,225,409
ACRES Commercial Realty Corp. (a)(b)	10,666	189,748
Adamas Trust, Inc.	159,663	1,497,639
AH Realty Trust, Inc.	134,992	955,743
Alexander’s, Inc.	4,180	1,151,841
Alpine Income Property Trust, Inc.	29,070	603,493
American Assets Trust, Inc.	93,063	2,297,725
Angel Oak Mortgage REIT, Inc.	31,868	289,361
Apollo Commercial Real Estate Finance, Inc.	253,464	2,706,996
Apple Hospitality REIT, Inc.	404,321	6,796,636
Arbor Realty Trust, Inc.	285,682	1,548,396
Ares Commercial Real Estate Corp.	91,669	412,511
ARMOUR Residential REIT, Inc.	237,867	4,150,779
Blackstone Mortgage Trust, Inc., Class A	295,311	5,005,521
Braemar Hotels & Resorts, Inc.	99,900	215,784
Brandywine Realty Trust	294,547	933,714
BRC, Inc., Class A (a)(b)	164,992	183,141
BrightSpire Capital, Inc., Class A	226,112	1,232,310
Broadstone Net Lease, Inc.	358,643	7,413,151
BRT Apartments Corp.	19,244	295,780
CareTrust REIT, Inc.	419,159	16,913,066
CBL & Associates Properties, Inc.	34,973	1,856,717
Centerspace	32,033	1,799,934
Chatham Lodging Trust	77,050	1,019,372
Chicago Atlantic Real Estate Finance, Inc.	39,316	421,468
Chimera Investment Corp.	157,603	2,102,424
Chiron Real Estate, Inc.	24,203	908,097
Claros Mortgage Trust, Inc. (a)	197,365	463,808
Community Healthcare Trust, Inc.	53,403	976,207
COPT Defense Properties	213,930	7,784,913
CoreCivic, Inc. (a)	179,963	5,467,276
CTO Realty Growth, Inc.	62,002	1,333,663
Curbline Properties Corp.	181,430	5,515,472
DiamondRock Hospitality Co.	377,469	4,597,572
Diversified Healthcare Trust	417,377	3,881,606
Douglas Emmett, Inc.	224,611	2,650,410
Dynex Capital, Inc.	401,306	5,261,122
Easterly Government Properties, Inc.	83,467	2,080,832
Ellington Financial, Inc.	233,129	3,172,886
Empire State Realty Trust, Inc., Class A	268,901	1,454,754
Essential Properties Realty Trust, Inc.	406,929	12,146,831
Farmland Partners, Inc.	77,101	746,338
Four Corners Property Trust, Inc.	203,524	4,996,514

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Franklin BSP Realty Trust, Inc.	136,752	$ 1,113,161
FrontView REIT, Inc.	30,652	620,090
GEO Group, Inc. (a)	235,630	6,962,866
Getty Realty Corp.	105,483	3,518,913
Gladstone Commercial Corp.	91,827	1,129,472
Gladstone Land Corp.	75,864	647,120
Global Net Lease, Inc.	361,839	3,234,841
HA Sustainable Infrastructure Capital, Inc.	237,920	9,290,776
Highwoods Properties, Inc.	205,002	6,182,860
Hudson Pacific Properties, Inc. (a)	100,327	1,523,967
Independence Realty Trust, Inc.	441,993	7,376,863
Industrial Logistics Properties Trust	106,211	942,092
Innovative Industrial Properties, Inc.	53,888	3,339,978
InvenTrust Properties Corp.	125,765	4,452,081
Invesco Mortgage Capital, Inc.	170,508	1,347,013
JBG SMITH Properties	112,711	1,653,470
Kite Realty Group Trust	381,583	10,829,326
KKR Real Estate Finance Trust, Inc.	96,343	658,986
Ladder Capital Corp., Class A	214,279	2,132,076
LTC Properties, Inc.	92,999	3,575,812
Lument Finance Trust, Inc.	1,499	1,379
LXP Industrial Trust	107,908	5,814,083
Macerich Co.	482,510	12,154,427
MFA Financial, Inc.	191,125	1,852,001
Mobile Infrastructure Corp., Class A (a)	1,540	2,125
Modiv Industrial, Inc., Class C	16,206	281,984
National Health Investors, Inc.	89,342	6,813,221
National Healthcare Properties, Inc. (a)	85,071	1,246,290
NET Lease Office Properties	24,917	277,326
NETSTREIT Corp. (b)	185,403	3,917,565
NexPoint Diversified Real Estate Trust	59,728	309,988
Nexpoint Real Estate Finance, Inc.	15,920	246,760
NexPoint Residential Trust, Inc.	42,983	1,200,085
One Liberty Properties, Inc.	31,795	776,434
Orchid Island Capital, Inc.	384,781	2,681,924
Orion Properties, Inc.	100,466	290,347
Outfront Media, Inc.	297,559	9,748,033
Park Hotels & Resorts, Inc.	345,078	4,917,362
Pebblebrook Hotel Trust	182,679	3,545,799
PennyMac Mortgage Investment Trust	165,573	1,867,663
Phillips Edison & Co., Inc.	237,344	9,878,257
Piedmont Realty Trust, Inc., Class A (a)	237,277	2,171,085
Postal Realty Trust, Inc., Class A	50,026	1,232,641
Ready Capital Corp.	296,016	518,028
Redwood Trust, Inc.	235,980	1,118,545
RLJ Lodging Trust	234,018	2,773,113
Ryman Hospitality Properties, Inc.	115,818	14,888,404
Sabra Health Care REIT, Inc.	471,024	9,189,678
Safehold, Inc.	106,336	1,669,475
Saul Centers, Inc.	24,902	931,086
Service Properties Trust	1,097,855	1,855,375
Seven Hills Realty Trust	46,226	389,685
Sila Realty Trust, Inc.	94,343	2,864,253
SITE Centers Corp.	82,082	325,866
SL Green Realty Corp.	133,994	6,936,869
Smartstop Self Storage REIT, Inc.	105,587	3,431,578
Strawberry Fields REIT, Inc.	11,732	161,315
Summit Hotel Properties, Inc.	198,662	1,392,621
Sunstone Hotel Investors, Inc.	341,517	3,910,370
Tanger, Inc.	184,188	7,269,900
Terreno Realty Corp.	197,441	12,788,254
TPG Mortgage Investment Trust, Inc.	49,618	392,975
Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
TPG RE Finance Trust, Inc.	134,862	$ 1,128,795
Two Harbors Investment Corp.	189,722	2,354,450
UMH Properties, Inc.	153,991	2,331,424
Universal Health Realty Income Trust	22,982	1,007,991
Urban Edge Properties	236,868	5,419,540
Whitestone REIT	86,820	1,646,107
Xenia Hotels & Resorts, Inc.	169,695	3,454,990
		362,566,189
Real Estate Management & Development(a) — 0.4%
American Realty Investors, Inc.	2,920	65,028
Compass, Inc., Class A (b)	1,325,903	16,348,384
Comstock Holding Cos., Inc., Class A	7,937	126,913
Cushman & Wakefield Ltd.	427,573	5,725,203
Maui Land & Pineapple Co., Inc.	13,250	235,585
Real Brokerage, Inc.	291,576	530,668
Seaport Entertainment Group, Inc. (b)	12,931	343,965
Transcontinental Realty Investors, Inc.	1,557	71,606
		23,447,352
Recreational Vehicles & Boats — 0.2%
Camping World Holdings, Inc., Class A	117,516	896,647
LCI Industries	43,819	4,639,556
Malibu Boats, Inc., Class A (a)(b)	37,446	1,027,144
MasterCraft Boat Holdings, Inc. (a)(b)	35,804	924,459
Winnebago Industries, Inc.	52,220	1,631,353
		9,119,159
Rental & Leasing Services: Consumer — 0.0%
Upbound Group, Inc.	103,289	2,191,793
Restaurants — 0.8%
Biglari Holdings, Inc., Class A (a)	106	223,096
Biglari Holdings, Inc., Class B (a)	1,173	499,733
BJ’s Restaurants, Inc. (a)	36,112	2,193,262
Black Rock Coffee Bar, Inc., Class A (a)	27,738	229,948
Bloomin’ Brands, Inc.	161,208	1,473,441
Brinker International, Inc. (a)(b)	80,198	13,473,264
Cheesecake Factory, Inc.	87,036	6,922,844
Cracker Barrel Old Country Store, Inc.	42,488	2,264,611
Dave & Buster’s Entertainment, Inc. (a)	45,369	517,207
Dine Brands Global, Inc.	23,297	836,362
El Pollo Loco Holdings, Inc. (a)	51,727	877,290
Jack in the Box, Inc. (a)(b)	36,142	571,405
Kura Sushi USA, Inc., Class A (a)(b)	12,964	746,208
Nathan’s Famous, Inc.	5,679	576,986
Navan, Inc., Class A (a)	185,934	4,252,311
Papa John’s International, Inc.	62,064	2,282,093
Rush Street Interactive, Inc., Class A (a)(b)	175,386	5,215,980
Shake Shack, Inc., Class A (a)(b)	73,965	4,143,519
Sweetgreen, Inc., Class A (a)(b)	198,398	1,747,886
		49,047,446
Scientific Instruments: Control & Filter — 0.7%
Arlo Technologies, Inc. (a)	202,940	2,735,631
ESCO Technologies, Inc.	48,864	17,104,355
Gorman-Rupp Co.	39,988	3,668,499
Helios Technologies, Inc.	61,114	5,454,424
Napco Security Technologies, Inc.	65,221	2,477,094
Resideo Technologies, Inc. (a)	253,464	7,882,730
		39,322,733
Scientific Instruments: Electrical — 0.7%
Allient, Inc.	27,861	2,867,733
Atkore, Inc.	62,505	4,752,880
AZZ, Inc.	55,576	8,617,059
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Scientific Instruments: Electrical (continued)
EnerSys	68,660	$ 16,054,081
Franklin Electric Co., Inc.	70,529	7,560,004
Preformed Line Products Co.	4,711	1,934,148
		41,785,905
Scientific Instruments: Gauges & Meters — 0.4%
Badger Meter, Inc.	54,864	8,140,720
Itron, Inc. (a)(b)	82,067	7,101,258
Mesa Laboratories, Inc.	10,139	1,009,337
Transcat, Inc. (a)(b)	17,510	1,624,403
Vishay Precision Group, Inc. (a)	22,825	3,421,696
		21,297,414
Scientific Instruments: Pollution Control — 0.1%
CECO Environmental Corp. (a)	97,317	8,830,545
Securities Brokerage & Services — 0.3%
StoneX Group, Inc. (a)	134,298	15,914,313
Semiconductors & Components — 2.2%
Aeluma, Inc. (a)(b)	22,894	505,500
Alpha & Omega Semiconductor Ltd. (a)	46,240	2,188,539
Ambiq Micro, Inc. (a)	34,756	3,068,955
Amtech Systems, Inc. (a)	21,895	505,337
Atomera, Inc. (a)(b)	71,627	623,871
AXT, Inc. (a)(b)	115,094	8,295,975
Blaize Holdings, Inc. (a)(b)	122,911	169,617
Canadian Solar, Inc. (a)(b)	91,456	1,465,125
CEVA, Inc. (a)	51,847	2,445,105
Diodes, Inc. (a)	84,850	9,285,984
Kopin Corp. (a)(b)	327,823	1,468,647
Kulicke & Soffa Industries, Inc.	95,681	12,798,291
MaxLinear, Inc. (a)	159,752	20,453,049
Penguin Solutions, Inc. (a)(b)	92,201	7,008,198
Power Integrations, Inc.	103,340	8,655,758
Silicon Laboratories, Inc. (a)	61,177	13,370,845
SkyWater Technology, Inc. (a)	69,840	2,431,829
Toyo Co. Ltd. (a)	15,153	105,313
Ultra Clean Holdings, Inc. (a)	82,949	11,827,698
Veeco Instruments, Inc. (a)(b)	110,860	8,403,188
Vishay Intertechnology, Inc.	227,459	12,232,745
Wolfspeed, Inc. (a)(b)	53,997	2,605,355
		129,914,924
Semiconductors & Semiconductor Equipment(a) — 1.0%
ACM Research, Inc., Class A	99,443	12,618,322
Aehr Test Systems	55,949	5,374,461
Ambarella, Inc.	77,852	6,679,701
Axcelis Technologies, Inc. (b)	57,857	10,961,009
Cohu, Inc. (b)	85,509	6,319,970
indie Semiconductor, Inc., Class A	400,779	1,799,498
inTEST Corp. (b)	21,793	395,979
Navitas Semiconductor Corp. (b)	337,810	6,053,555
QuickLogic Corp.	30,895	616,973
Rigetti Computing, Inc. (b)	618,300	11,945,556
		62,765,024
Shipping — 0.3%
Golar LNG Ltd.	181,310	9,036,490
Gold.com, Inc.	37,342	1,553,801
Tidewater, Inc. (a)	91,980	6,128,627
		16,718,918
Software — 2.9%
Alkami Technology, Inc. (a)(b)	127,106	2,303,161
Security	Shares	Value
Software (continued)
Amplitude, Inc., Class A (a)	183,628	$ 1,404,754
Arteris, Inc. (a)	65,465	3,180,944
Asana, Inc., Class A (a)(b)	182,211	1,275,477
AudioEye, Inc. (a)	879	5,107
AvePoint, Inc., Class A (a)	317,170	3,555,476
Bit Digital, Inc. (a)(b)	615,035	1,107,063
Bitdeer Technologies Group, Class A (a)(b)	242,763	3,852,649
Blend Labs, Inc., Class A (a)	326,453	558,235
Braze, Inc., Class A (a)	173,362	3,760,222
C3.ai, Inc., Class A (a)(b)	257,059	2,336,666
Carlsmed, Inc. (a)(b)	11,392	118,249
Cerence, Inc. (a)(b)	83,417	944,280
Chaince Digital Holdings, Inc., ADR (a)(b)	118,919	519,676
Cipher Digital, Inc. (a)(b)	626,274	15,343,713
Clear Secure, Inc., Class A	175,923	9,804,189
Consensus Cloud Solutions, Inc. (a)(b)	34,201	1,304,768
CS Disco, Inc. (a)	39,536	149,446
Dave, Inc., Class A (a)(b)	18,850	7,023,321
Digimarc Corp. (a)(b)	26,177	215,175
Duos Technologies Group, Inc. (a)	49,416	592,992
D-Wave Quantum, Inc. (a)(b)	681,211	16,342,252
EverCommerce, Inc. (a)(b)	25,117	252,677
Five9, Inc. (a)	143,150	3,051,958
Freshworks, Inc., Class A (a)	401,404	4,062,208
GigaCloud Technology, Inc., Class A (a)	47,752	1,508,963
Hut 8 Corp. (a)(b)	190,535	21,996,313
Ibotta, Inc., Class A (a)(b)	18,006	615,085
Intapp, Inc. (a)	104,976	2,646,445
Kaltura, Inc. (a)	139,267	181,047
Keel Infrastructure Corp. (a)(b)	1,084,298	6,223,871
Life360, Inc. (a)(b)	33,487	1,853,840
N-able, Inc. (a)	123,088	451,733
nCino, Inc. (a)(b)	201,000	3,286,350
NextNav, Inc. (a)(b)	189,748	3,383,207
Omada Health, Inc. (a)	66,537	1,460,487
PDF Solutions, Inc. (a)	61,850	4,378,362
Porch Group, Inc. (a)	173,867	2,614,960
REalloys, Inc. (a)	106,444	1,538,116
ReposiTrak, Inc. (b)	20,667	186,003
ServiceTitan, Inc., Class A (a)(b)	113,097	7,997,089
Sezzle, Inc. (a)(b)	29,977	5,144,953
Silvaco Group, Inc. (a)(b)	22,645	312,275
Soluna Holdings, Inc. (a)(b)	196,004	264,605
SoundHound AI, Inc., Class A (a)(b)	729,776	4,721,651
Sprinklr, Inc., Class A (a)	211,688	1,092,310
Sprout Social, Inc., Class A (a)(b)	104,960	792,448
Teradata Corp. (a)	175,336	6,075,392
Vertex, Inc., Class A (a)	136,136	1,562,841
Via Transportation, Inc., Class A (a)	98,795	1,792,141
Viant Technology, Inc., Class A (a)	36,253	458,963
Weave Communications, Inc. (a)	122,596	734,350
ZenaTech, Inc. (a)(b)	83,674	125,511
Zeta Global Holdings Corp., Class A (a)(b)	418,553	8,237,123
		174,701,092
Specialty Retail — 1.6%
1-800-Flowers.com, Inc., Class A (a)(b)	35,787	124,539
Abercrombie & Fitch Co., Class A (a)(b)	82,231	7,401,612
Academy Sports & Outdoors, Inc.	119,606	5,637,031
Advance Auto Parts, Inc.	113,121	7,038,389
Alta Equipment Group, Inc., Class A	34,740	224,768
American Eagle Outfitters, Inc.	290,625	4,998,750

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
Arhaus, Inc., Class A	100,856	$ 849,207
Arko Corp., Class A	142,788	1,146,588
Asbury Automotive Group, Inc. (a)	36,206	7,280,302
Barnes & Noble Education, Inc. (a)(b)	25,936	325,756
Boot Barn Holdings, Inc. (a)	57,370	9,424,170
Buckle, Inc.	60,838	2,567,364
Build-A-Bear Workshop, Inc.	21,029	643,698
Caleres, Inc.	65,669	812,325
Citi Trends, Inc. (a)	10,012	579,094
Designer Brands, Inc., Class A	68,769	400,923
Driven Brands Holdings, Inc. (a)	113,872	1,587,376
Envela Corp. (a)	11,311	326,662
EVgo, Inc., Class A (a)(b)	278,386	531,717
Genesco, Inc. (a)	18,455	623,225
Group 1 Automotive, Inc.	21,645	6,302,375
Haverty Furniture Cos., Inc.	27,662	706,211
J Jill, Inc.	9,861	156,494
Lands’ End, Inc. (a)(b)	22,632	237,183
MarineMax, Inc. (a)	37,478	1,372,444
Monro, Inc.	46,864	801,843
National Vision Holdings, Inc. (a)	148,830	2,829,258
OneWater Marine, Inc., Class A (a)(b)	20,628	232,478
Petco Health & Wellness Co., Inc. (a)(b)	173,849	472,869
RealReal, Inc. (a)	210,697	2,484,118
Sally Beauty Holdings, Inc. (a)	181,764	2,570,143
Shoe Station Group, Inc.	30,847	457,461
Sonic Automotive, Inc., Class A	22,487	1,906,673
Urban Outfitters, Inc. (a)	107,130	7,591,232
Victoria’s Secret & Co. (a)	130,163	10,866,007
Warby Parker, Inc., Class A (a)	189,704	5,755,619
Zumiez, Inc. (a)(b)	22,014	391,849
		97,657,753
Steel — 0.4%
Commercial Metals Co.	208,025	13,053,569
Ivanhoe Electric, Inc. (a)	226,917	2,180,672
Metallus, Inc. (a)	69,145	1,292,320
NWPX Infrastructure, Inc. (a)	17,899	2,683,776
Omega Flex, Inc.	6,068	190,475
Ryerson Holding Corp.	84,750	2,085,697
Worthington Steel, Inc.	62,429	2,096,366
		23,582,875
Technology Hardware & Equipment — 0.2%
CPI Card Group, Inc. (a)	16,796	349,021
GPGI, Inc., Class A (b)	330,670	5,241,119
Infleqtion, Inc. (a)(b)	219,976	2,930,080
One Stop Systems, Inc. (a)	42,003	763,615
Quantum Computing, Inc. (a)(b)	372,988	3,617,984
Xerox Holdings Corp.	233,079	729,537
		13,631,356
Technology: Miscellaneous — 0.4%
Benchmark Electronics, Inc.	66,149	6,526,922
CTS Corp.	53,494	3,487,274
Kimball Electronics, Inc. (a)	45,439	1,163,238
Plexus Corp. (a)	49,974	15,025,683
		26,203,117
Security	Shares	Value
Telecommunications Equipment(a) — 0.1%
Clearfield, Inc.	20,406	$ 811,955
Knowles Corp.	157,795	6,545,336
		7,357,291
Textile Products — 0.1%
Interface, Inc., Class A (b)	109,317	3,917,921
Textiles Apparel & Shoes — 0.6%
Capri Holdings Ltd. (a)	218,444	4,056,505
Carter’s, Inc.	67,578	2,781,511
Fossil Group, Inc. (a)(b)	101,771	421,332
G-III Apparel Group Ltd.	68,800	2,319,248
Kontoor Brands, Inc.	102,439	8,537,266
Oxford Industries, Inc.	24,749	862,998
Playboy, Inc. (a)	108,385	132,230
Rocky Brands, Inc.	14,676	605,238
Steven Madden Ltd.	134,411	5,658,703
Superior Group of Cos., Inc.	18,728	245,711
Torrid Holdings, Inc. (a)(b)	34,457	64,435
Under Armour, Inc., Class A (a)	360,734	2,305,090
Under Armour, Inc., Class C (a)	350,169	2,178,051
Weyco Group, Inc.	10,947	430,546
Wolverine World Wide, Inc.	155,280	2,566,778
		33,165,642
Textiles, Apparel & Luxury Goods — 0.0%
Ermenegildo Zegna NV	84,344	1,098,159
Toys — 0.0%
Funko, Inc., Class A (a)(b)	74,475	437,913
JAKKS Pacific, Inc.	18,289	425,768
		863,681
Trading Companies & Distributors — 0.0%
Hudson Technologies, Inc. (a)	66,535	381,911
Transportation Miscellaneous — 0.4%
CryoPort, Inc. (a)	86,179	1,353,010
Forward Air Corp. (a)	43,999	594,427
Hub Group, Inc., Class A	110,264	4,828,461
Matson, Inc.	56,209	10,805,056
Radiant Logistics, Inc. (a)	71,490	676,295
Sky Harbour Group Corp. (a)(b)	36,855	362,653
Universal Logistics Holdings, Inc.	11,874	175,735
World Kinect Corp.	92,080	3,033,115
		21,828,752
Truckers — 0.4%
ArcBest Corp.	41,039	5,890,738
Covenant Logistics Group, Inc., Class A	29,043	1,283,120
FRP Holdings, Inc. (a)	19,908	497,501
FTAI Infrastructure, Inc.	198,011	918,771
Heartland Express, Inc.	69,961	1,064,806
Marten Transport Ltd.	110,919	1,924,445
PAMT Corp. (a)(b)	9,810	137,438
Proficient Auto Logistics, Inc. (a)	52,910	360,317
RXO, Inc. (a)(b)	309,253	8,532,290
Werner Enterprises, Inc.	110,777	4,830,985
		25,440,411
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Utilities: Electrical — 1.1%
Avista Corp.	154,146	$ 6,306,113
Black Hills Corp.	143,444	10,672,234
Genie Energy Ltd., Class B	36,842	532,367
Hawaiian Electric Industries, Inc. (a)(b)	310,574	4,202,066
MGE Energy, Inc.	68,890	5,617,291
Northwestern Energy Group, Inc.	115,591	8,278,627
Otter Tail Corp.	71,809	6,461,374
Portland General Electric Co.	218,086	11,303,397
TXNM Energy, Inc.	192,270	10,917,090
Unitil Corp.	33,787	1,780,237
		66,070,796
Utilities: Gas Distributors — 0.8%
Brookfield Infrastructure Corp., Class A	232,924	8,967,574
Chesapeake Utilities Corp.	44,503	5,450,727
New Jersey Resources Corp.	189,849	10,639,138
Northwest Natural Holding Co.	80,295	3,939,273
RGC Resources, Inc.	14,548	347,697
Southwest Gas Holdings, Inc.	136,244	12,082,118
Spire, Inc.	109,311	8,536,096
		49,962,623
Utilities: Miscellaneous — 0.2%
Ormat Technologies, Inc. (b)	115,909	12,622,490
Utilities: Telecommunications — 0.4%
8x8, Inc. (a)	281,333	481,080
ATN International, Inc.	17,660	467,813
Aviat Networks, Inc. (a)	20,745	460,539
Cogent Communications Holdings, Inc. (b)	92,194	1,279,653
DigitalBridge Group, Inc., Class A	327,219	5,163,516
Gogo, Inc. (a)(b)	131,412	407,377
IDT Corp., Class B	31,020	1,804,123
KORE Group Holdings, Inc. (a)	12,733	117,526
Ooma, Inc. (a)(b)	44,533	855,924
Shenandoah Telecommunications Co.	94,219	1,420,823
Spok Holdings, Inc.	43,462	445,051
Telephone and Data Systems, Inc.	184,440	6,826,124
Ziff Davis, Inc. (a)	64,066	3,355,136
		23,084,685
Utilities: Water — 0.3%
American States Water Co.	73,208	6,049,177
California Water Service Group	111,344	5,416,886
Consolidated Water Co. Ltd.	29,828	879,926
Energy Recovery, Inc. (a)	97,617	880,505
Global Water Resources, Inc.	19,002	137,575
H2O America	66,233	4,024,979
Middlesex Water Co.	34,840	1,956,614
Pure Cycle Corp. (a)	32,746	350,710
York Water Co.	30,795	943,867
		20,640,239
Total Common Stocks — 98.2% (Cost: $3,884,832,200)		5,894,250,310
Security	Shares	Value
Investment Companies
Equity Funds — 0.1%
iShares Russell 2000 ETF (b)(e)	19,968	$ 5,999,386
Total Investment Companies — 0.1% (Cost: $4,977,007)		5,999,386
Rights
Biotechnology — 0.0%
Aduro Biotech, Inc., CVR (d)	21,953	11,196
Akero Therapeutics, Inc., CVR (d)	118,869	77,265
Chinook Therapeutics, CVR (d)	100,285	17,048
GTX, Inc., CVR (b)(d)	944	—
Icosavax, Inc., CVR	48,841	15,141
Inhibrx, Inc., CVR (d)	64,018	106,910
Total Rights — 0.0% (Cost: $135,952)		227,560
Total Long-Term Investments —98.3% (Cost: $3,889,945,159)		5,900,477,256
Short-Term Securities
Money Market Funds — 11.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(e)(f)(g)	661,328,372	661,526,771
Total Short-Term Securities —11.0% (Cost: $661,355,388)		661,526,771
Total Investments — 109.3% (Cost: $4,551,300,547)		6,562,004,027
Liabilities in Excess of Other Assets — (9.3)%		(560,622,823)
Net Assets — 100.0%		$ 6,001,381,204

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Series.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Series for compliance purposes.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Master Small Cap Index Series

Affiliates
Investments in issuers considered to be affiliate(s) of the Series during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 461,957,910	$ 199,673,098 (a)	$ —	$ (37,625)	$ (66,612)	$ 661,526,771	661,328,372	$ 1,946,096 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	107,573,158	—	(107,573,158)(a)	—	—	—	—	610,396	—
iShares Russell 2000 ETF	31,110,439	68,706,550	(96,679,141)	5,729,788	(2,868,250)	5,999,386	19,968	83,917	—
				$ 5,692,163	$ (2,934,862)	$ 667,526,157		$ 2,640,409	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini Russell 2000 Index	331	09/18/26	$ 50,405	$ 421,920
Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Alignment Healthcare, Inc.	Goldman Sachs Bank USA	$ 1,172,566	08/18/26	0.40%	1D FEDL01	Monthly	$ 30,934
Alignment Healthcare, Inc.	HSBC Bank PLC	473,959	02/09/28	0.40%	1D OBFR01	Monthly	46,265
Ameris Bancorp	Goldman Sachs Bank USA	431,649	08/18/26	0.40%	1D FEDL01	Monthly	(3,546)
Ameris Bancorp	HSBC Bank PLC	372,564	02/09/28	0.40%	1D OBFR01	Monthly	3,910
Arbor Realty Trust, Inc.	Goldman Sachs Bank USA	360,207	08/19/26	(0.75)%	1D FEDL01	Monthly	8,662
Arbor Realty Trust, Inc.	JPMorgan Chase Bank N.A.	27,450	02/09/27	0.40%	1D OBFR01	Monthly	675
Array Technologies, Inc.	Goldman Sachs Bank USA	337,036	08/18/26	0.40%	1D FEDL01	Monthly	4,631
Atlantic Union Bankshares Corp.	Goldman Sachs Bank USA	120,202	08/18/26	0.40%	1D FEDL01	Monthly	1,270
Atlantic Union Bankshares Corp.	HSBC Bank PLC	371,761	02/09/28	0.40%	1D OBFR01	Monthly	13,641
Axos Financial, Inc.	Goldman Sachs Bank USA	728,714	08/18/26	0.40%	1D FEDL01	Monthly	8,723
Axos Financial, Inc.	HSBC Bank PLC	347,028	02/09/28	0.40%	1D OBFR01	Monthly	11,172
Banc of California, Inc.	Goldman Sachs Bank USA	678,291	08/18/26	0.40%	1D FEDL01	Monthly	(12,641)
Banc of California, Inc.	HSBC Bank PLC	279,588	02/09/28	0.40%	1D OBFR01	Monthly	(4,212)
Bancorp, Inc.	Goldman Sachs Bank USA	198,787	08/18/26	0.40%	1D FEDL01	Monthly	1,160
Bancorp, Inc.	HSBC Bank PLC	50,281	02/09/28	0.40%	1D OBFR01	Monthly	1,648
Bank of Hawaii Corp.	Goldman Sachs Bank USA	642,536	08/18/26	0.40%	1D FEDL01	Monthly	(3,981)
Bank of Hawaii Corp.	HSBC Bank PLC	122,383	02/09/28	0.40%	1D OBFR01	Monthly	(393)
BankUnited, Inc.	Goldman Sachs Bank USA	667,243	08/18/26	0.40%	1D FEDL01	Monthly	(11,036)
BankUnited, Inc.	HSBC Bank PLC	139,496	02/09/28	0.40%	1D OBFR01	Monthly	(5,484)
Banner Corp.	Goldman Sachs Bank USA	288,506	08/18/26	0.40%	1D FEDL01	Monthly	(5,737)
Banner Corp.	HSBC Bank PLC	64,029	02/09/28	0.40%	1D OBFR01	Monthly	(1,110)
Beacon Financial Corp.	Goldman Sachs Bank USA	325,759	08/18/26	0.40%	1D FEDL01	Monthly	(9,231)
Beacon Financial Corp.	HSBC Bank PLC	85,179	02/09/28	0.40%	1D OBFR01	Monthly	(437)
Bread Financial Holdings, Inc.	Goldman Sachs Bank USA	599,391	08/19/26	0.40%	1D FEDL01	Monthly	19,613
Bread Financial Holdings, Inc.	HSBC Bank PLC	177,355	02/09/28	0.40%	1D OBFR01	Monthly	32,844
Bread Financial Holdings, Inc.	JPMorgan Chase Bank N.A.	2,727,333	02/09/27	0.40%	1D OBFR01	Monthly	505,073
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
Master Small Cap Index Series

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Cathay General Bancorp	Goldman Sachs Bank USA	$ 311,095	08/18/26	0.40%	1D FEDL01	Monthly	$ (339)
Cathay General Bancorp	HSBC Bank PLC	160,773	02/09/28	0.40%	1D OBFR01	Monthly	959
Central Pacific Financial Corp.	Goldman Sachs Bank USA	198,688	08/18/26	0.40%	1D FEDL01	Monthly	1,824
Community Financial System, Inc.	Goldman Sachs Bank USA	700,420	08/18/26	0.40%	1D FEDL01	Monthly	(3,715)
Community Financial System, Inc.	HSBC Bank PLC	212,595	02/09/28	0.40%	1D OBFR01	Monthly	1,652
CVB Financial Corp.	Goldman Sachs Bank USA	379,305	08/18/26	0.40%	1D FEDL01	Monthly	1,384
CVB Financial Corp.	HSBC Bank PLC	221,760	02/09/28	0.40%	1D OBFR01	Monthly	5,003
Douglas Emmett, Inc.	Goldman Sachs Bank USA	570,793	08/19/26	0.40%	1D FEDL01	Monthly	(10,234)
Douglas Emmett, Inc.	HSBC Bank PLC	196,567	02/09/28	0.40%	1D OBFR01	Monthly	33
Douglas Emmett, Inc.	JPMorgan Chase Bank N.A.	138,783	02/09/27	0.40%	1D OBFR01	Monthly	(5,207)
Eastern Bankshares, Inc.	Goldman Sachs Bank USA	584,270	08/18/26	0.40%	1D FEDL01	Monthly	3,756
Eastern Bankshares, Inc.	HSBC Bank PLC	324,188	02/09/28	0.40%	1D OBFR01	Monthly	12,214
Employers Holdings, Inc.	HSBC Bank PLC	235,737	02/09/28	0.40%	1D OBFR01	Monthly	8,031
F&G Annuities & Life, Inc.	Goldman Sachs Bank USA	129,951	08/18/26	0.40%	1D FEDL01	Monthly	(2,080)
First BanCorp/Puerto Rico	Goldman Sachs Bank USA	353,809	08/18/26	0.40%	1D FEDL01	Monthly	(3,976)
First BanCorp/Puerto Rico	HSBC Bank PLC	284,623	02/09/28	0.40%	1D OBFR01	Monthly	(3,797)
First Financial Bancorp	Goldman Sachs Bank USA	300,239	08/18/26	0.40%	1D FEDL01	Monthly	374
First Financial Bancorp	HSBC Bank PLC	198,589	02/09/28	0.40%	1D OBFR01	Monthly	5,474
FrontView REIT, Inc.	Goldman Sachs Bank USA	118,858	08/18/26	0.40%	1D FEDL01	Monthly	721
FrontView REIT, Inc.	HSBC Bank PLC	116,386	02/09/28	0.40%	1D OBFR01	Monthly	2,263
Fulton Financial Corp.	Goldman Sachs Bank USA	867,005	08/18/26	0.40%	1D FEDL01	Monthly	(955)
Fulton Financial Corp.	HSBC Bank PLC	264,173	02/09/28	0.40%	1D OBFR01	Monthly	3,513
Genworth Financial, Inc., Class A	JPMorgan Chase Bank N.A.	604,777	02/09/27	0.40%	1D OBFR01	Monthly	2,705
Hanmi Financial Corp.	Goldman Sachs Bank USA	153,267	08/18/26	0.40%	1D FEDL01	Monthly	(1,278)
Hanmi Financial Corp.	HSBC Bank PLC	117,692	02/09/28	0.40%	1D OBFR01	Monthly	1,054
Harley-Davidson, Inc.	Goldman Sachs Bank USA	2,890,535	08/18/26	0.40%	1D FEDL01	Monthly	(84,582)
Heritage Financial Corp.	Goldman Sachs Bank USA	620,708	08/18/26	0.40%	1D FEDL01	Monthly	1,934
Horace Mann Educators Corp.	Goldman Sachs Bank USA	180,627	08/18/26	0.40%	1D FEDL01	Monthly	149
Horace Mann Educators Corp.	HSBC Bank PLC	116,822	02/09/28	0.40%	1D OBFR01	Monthly	2,489
Independent Bank Corp.	Goldman Sachs Bank USA	622,881	08/18/26	0.40%	1D FEDL01	Monthly	(10,804)
Independent Bank Corp.	HSBC Bank PLC	292,946	02/09/28	0.40%	1D OBFR01	Monthly	(428)
InvenTrust Properties Corp.	Goldman Sachs Bank USA	560,958	08/18/26	0.40%	1D FEDL01	Monthly	(12,045)
InvenTrust Properties Corp.	HSBC Bank PLC	134,084	02/09/28	0.40%	1D OBFR01	Monthly	(236)
Jackson Financial, Inc., Class A	Goldman Sachs Bank USA	971,604	08/18/26	0.40%	1D FEDL01	Monthly	(39,651)
Jackson Financial, Inc., Class A	HSBC Bank PLC	419,193	02/09/28	0.40%	1D OBFR01	Monthly	(17,620)
Kemper Corp.	Goldman Sachs Bank USA	706,434	08/18/26	0.40%	1D FEDL01	Monthly	3,747
Macerich Co.	HSBC Bank PLC	1,147,262	02/09/28	0.40%	1D OBFR01	Monthly	(21,420)
Moelis & Co., Class A	HSBC Bank PLC	602,144	02/09/28	0.40%	1D OBFR01	Monthly	(9,308)
Moelis & Co., Class A	JPMorgan Chase Bank N.A.	1,065,408	02/09/27	0.40%	1D OBFR01	Monthly	9,966
National Bank Holdings Corp., Class A	Goldman Sachs Bank USA	118,980	08/18/26	0.40%	1D FEDL01	Monthly	(2,174)
National Bank Holdings Corp., Class A	HSBC Bank PLC	2,273	02/09/28	0.40%	1D OBFR01	Monthly	(7)
Nicolet Bankshares, Inc.	Goldman Sachs Bank USA	989,660	08/18/26	0.40%	1D FEDL01	Monthly	12,934
Nicolet Bankshares, Inc.	HSBC Bank PLC	128,859	02/09/28	0.40%	1D OBFR01	Monthly	7,422
Northwest Bancshares, Inc.	Goldman Sachs Bank USA	714,480	08/18/26	0.40%	1D FEDL01	Monthly	2,922
OFG Bancorp	Goldman Sachs Bank USA	364,576	08/18/26	0.40%	1D FEDL01	Monthly	1,093
OFG Bancorp	HSBC Bank PLC	129,965	02/09/28	0.40%	1D OBFR01	Monthly	1,494
OneSpaWorld Holdings Ltd.	Goldman Sachs Bank USA	651,355	08/18/26	0.40%	1D FEDL01	Monthly	3,672
Orange County Bancorp, Inc.	Goldman Sachs Bank USA	160,804	08/18/26	0.40%	1D FEDL01	Monthly	(774)
Pathward Financial, Inc.	Goldman Sachs Bank USA	127,438	08/18/26	0.40%	1D FEDL01	Monthly	(157)
Pathward Financial, Inc.	HSBC Bank PLC	153,194	02/09/28	0.40%	1D OBFR01	Monthly	1,076
Payoneer Global, Inc.	HSBC Bank PLC	139,233	02/09/28	0.40%	1D OBFR01	Monthly	540
Pebblebrook Hotel Trust	Goldman Sachs Bank USA	408,415	08/18/26	0.40%	1D FEDL01	Monthly	7,367
Pebblebrook Hotel Trust	HSBC Bank PLC	151,028	02/09/28	0.40%	1D OBFR01	Monthly	6,387
Perdoceo Education Corp.	Goldman Sachs Bank USA	331,025	08/18/26	0.40%	1D FEDL01	Monthly	(13,233)
Perdoceo Education Corp.	HSBC Bank PLC	128,731	02/09/28	0.40%	1D OBFR01	Monthly	(3,707)
Pitney Bowes, Inc.	Goldman Sachs Bank USA	45,083	08/19/26	0.40%	1D FEDL01	Monthly	732
Pitney Bowes, Inc.	HSBC Bank PLC	1,620,677	02/09/28	0.40%	1D OBFR01	Monthly	38,730
Pitney Bowes, Inc.	JPMorgan Chase Bank N.A.	265,585	02/09/27	0.40%	1D OBFR01	Monthly	9,093
Preferred Bank/Los Angeles CA	Goldman Sachs Bank USA	426,842	08/19/26	0.40%	1D FEDL01	Monthly	17,962

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Master Small Cap Index Series

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Preferred Bank/Los Angeles CA	HSBC Bank PLC	$ 640,271	02/09/28	0.40%	1D OBFR01	Monthly	$ 43,618
Provident Financial Services, Inc.	JPMorgan Chase Bank N.A.	359,938	02/09/27	0.40%	1D OBFR01	Monthly	1,518
Remitly Global, Inc.	Goldman Sachs Bank USA	1,453,148	08/18/26	0.40%	1D FEDL01	Monthly	2,225
Remitly Global, Inc.	HSBC Bank PLC	212,830	02/09/28	0.40%	1D OBFR01	Monthly	9,499
Renasant Corp.	Goldman Sachs Bank USA	747,439	08/18/26	0.40%	1D FEDL01	Monthly	(14,177)
Renasant Corp.	HSBC Bank PLC	228,151	02/09/28	0.40%	1D OBFR01	Monthly	(3,966)
Rush Street Interactive, Inc., Class A	Goldman Sachs Bank USA	180,852	08/18/26	0.40%	1D FEDL01	Monthly	(10,471)
Rush Street Interactive, Inc., Class A	HSBC Bank PLC	146,865	02/09/28	0.40%	1D OBFR01	Monthly	(455)
S&T Bancorp, Inc.	Goldman Sachs Bank USA	278,238	08/18/26	0.40%	1D FEDL01	Monthly	(1,034)
S&T Bancorp, Inc.	HSBC Bank PLC	118,274	02/09/28	0.40%	1D OBFR01	Monthly	1,236
Seacoast Banking Corp. of Florida	Goldman Sachs Bank USA	657,775	08/18/26	0.40%	1D FEDL01	Monthly	(4,047)
Seacoast Banking Corp. of Florida	HSBC Bank PLC	559,671	02/09/28	0.40%	1D OBFR01	Monthly	17,050
Simmons First National Corp., Class A	Goldman Sachs Bank USA	695,200	08/18/26	0.40%	1D FEDL01	Monthly	(8,656)
Simmons First National Corp., Class A	HSBC Bank PLC	119,029	02/09/28	0.40%	1D OBFR01	Monthly	(275)
SiriusPoint Ltd.	Goldman Sachs Bank USA	1,106,327	08/18/26	0.40%	1D FEDL01	Monthly	22,081
SiriusPoint Ltd.	HSBC Bank PLC	591,081	02/09/28	0.40%	1D OBFR01	Monthly	40,695
StepStone Group, Inc., Class A	Goldman Sachs Bank USA	586,160	08/18/26	0.40%	1D FEDL01	Monthly	20,881
Tanger, Inc.	Goldman Sachs Bank USA	885,126	08/18/26	0.40%	1D FEDL01	Monthly	(22,351)
Tanger, Inc.	HSBC Bank PLC	225,903	02/09/28	0.40%	1D OBFR01	Monthly	(5,976)
TrustCo Bank Corp.	Goldman Sachs Bank USA	139,991	08/18/26	0.40%	1D FEDL01	Monthly	634
TrustCo Bank Corp.	HSBC Bank PLC	117,981	02/09/28	0.40%	1D OBFR01	Monthly	2,217
United Bankshares, Inc.	Goldman Sachs Bank USA	529,980	08/18/26	0.40%	1D FEDL01	Monthly	(4,447)
United Bankshares, Inc.	HSBC Bank PLC	397,072	02/09/28	0.40%	1D OBFR01	Monthly	1,282
United Community Banks, Inc.	JPMorgan Chase Bank N.A.	951,426	02/09/27	0.40%	1D OBFR01	Monthly	(8,031)
WaFd, Inc.	Goldman Sachs Bank USA	388,049	08/18/26	0.40%	1D FEDL01	Monthly	4,246
WaFd, Inc.	HSBC Bank PLC	177,390	02/09/28	0.40%	1D OBFR01	Monthly	2,949
WesBanco, Inc.	Goldman Sachs Bank USA	571,060	08/18/26	0.40%	1D FEDL01	Monthly	3,267
WesBanco, Inc.	HSBC Bank PLC	221,041	02/09/28	0.40%	1D OBFR01	Monthly	6,816
Westamerica BanCorp	Goldman Sachs Bank USA	315,587	08/18/26	0.40%	1D FEDL01	Monthly	(998)
WSFS Financial Corp.	Goldman Sachs Bank USA	674,929	08/18/26	0.40%	1D FEDL01	Monthly	(5,536)
WSFS Financial Corp.	HSBC Bank PLC	280,745	02/09/28	0.40%	1D OBFR01	Monthly	394
Total long positions of equity swaps							655,543
Net dividends and financing fees							(9,979)
Total equity swap contracts including dividends and financing fees							$ 645,564

(a)
The Series receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Balances Reported in the Statement of Assets and Liabilities for OTC Swaps
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$ —	$ —	$ 1,051,498	$ (405,934)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 421,920	$ —	$ —	$ —	$ 421,920
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	1,051,498	—	—	—	1,051,498
	$ —	$ —	$ 1,473,418	$ —	$ —	$ —	$ 1,473,418
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
Master Small Cap Index Series

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	$ —	$ —	$ 405,934	$ —	$ —	$ —	$ 405,934

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Series Schedule of Investments. In the Statement of
Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

For the period ended June 30, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 35,943	$ —	$ —	$ —	$ 35,943
Swaps	—	—	1,092,649	—	—	—	1,092,649
	$ —	$ —	$ 1,128,592	$ —	$ —	$ —	$ 1,128,592
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 766,305	$ —	$ —	$ —	$ 766,305
Swaps	—	—	576,439	—	—	—	576,439
	$ —	$ —	$ 1,342,744	$ —	$ —	$ —	$ 1,342,744
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$37,826,145
Equity swaps:
Average notional value — long	28,768,250
For more information about the Series’ investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Series’ derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 113,610	$ —
Swaps — OTC(a)	1,051,498	405,934
Total derivative assets and liabilities in the Statement of Assets and Liabilities	1,165,108	405,934
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(113,610)	—
Total derivative assets and liabilities subject to an MNA	$ 1,051,498	$ 405,934

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.
The following table presents the Series’ derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Series:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
Goldman Sachs Bank USA	$ 188,898	$ (188,898)	$ —	$ —	$ —

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Master Small Cap Index Series

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
HSBC Bank PLC	$ 333,570	$ (78,831)	$ —	$ (254,739)	$ —
JPMorgan Chase Bank N.A.	529,030	(13,238)	(299,233)	—	216,559
	$ 1,051,498	$ (280,967)	$ (299,233)	$ (254,739)	$ 216,559

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)
Goldman Sachs Bank USA	$ 303,886	$ (188,898)	$ —	$ —	$ 114,988
HSBC Bank PLC	78,831	(78,831)	—	—	—
JPMorgan Chase Bank N.A.	13,238	(13,238)	—	—	—
	$ 395,955	$ (280,967)	$ —	$ —	$ 114,988

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Series’ policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Series’ financial instruments categorized in the fair value hierarchy. The breakdown of the Series’ financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 5,894,250,310	$ —	$ —	$ 5,894,250,310
Investment Companies	5,999,386	—	—	5,999,386
Rights	—	15,141	212,419	227,560
Short-Term Securities
Money Market Funds	661,526,771	—	—	661,526,771
	$ 6,561,776,467	$ 15,141	$ 212,419	$ 6,562,004,027
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 421,920	$ 1,051,498	$ —	$ 1,473,418
Liabilities
Equity Contracts	—	(405,934)	—	(405,934)
	$ 421,920	$ 645,564	$ —	$ 1,067,484

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Series Schedule of Investments

Statement of Assets and Liabilities (unaudited)
June 30, 2026

Master Small Cap Index Series
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 5,894,477,870
Investments, at value — affiliated(c)	667,526,157
Cash pledged for futures contracts	1,901,000
Receivables:
Investments sold	136,352,114
Securities lending income — affiliated	377,219
Swaps	1,207,592
Contributions from investors	26,047,614
Dividends — unaffiliated	4,056,146
Dividends — affiliated	109,925
Variation margin on futures contracts	113,610
Unrealized appreciation on OTC swaps	1,051,498
Prepaid expenses	1,708
Other assets	4,174
Total assets	6,733,226,627
LIABILITIES
Bank overdraft	65,625,215
Due to broker	1,352,305
Cash received as collateral for OTC derivatives	440,000
Collateral on securities loaned	661,477,480
Payables:
Investments purchased	2,168,345
Swaps	185,422
Accounting services fees	2,972
Custodian fees	48,594
Investment advisory fees	44,014
Directors’ fees	6,320
Other accrued expenses	24,074
Professional fees	64,748
Unrealized depreciation on OTC swaps	405,934
Total liabilities	731,845,423
Commitments and contingent liabilities
NET ASSETS	$ 6,001,381,204
NET ASSETS CONSIST OF
Investors’ capital	$ 3,989,610,240
Net unrealized appreciation (depreciation)	2,011,770,964
NET ASSETS	$ 6,001,381,204
(a) Investments, at cost—unaffiliated	$3,884,968,152
(b) Securities loaned, at value	$647,729,898
(c) Investments, at cost—affiliated	$666,332,395
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statement of Operations (unaudited)
Six Months Ended June 30, 2026

Master Small Cap Index Series
INVESTMENT INCOME
Dividends — unaffiliated	$23,301,560
Dividends — affiliated	694,313
Interest — unaffiliated	54,549
Securities lending income — affiliated — net	1,946,096
Foreign taxes withheld	(76,131)
Total investment income	25,920,387
EXPENSES
Investment advisory	258,719
Custodian	56,977
Professional	47,913
Directors	23,074
Printing and postage	7,598
Accounting services	4,476
Miscellaneous	21,079
Total expenses excluding interest expense	419,836
Interest expense — unaffiliated	38,922
Total expenses	458,758
Less fees waived and/or reimbursed by the Manager	(12,705)
Total expenses after fees waived and/or reimbursed	446,053
Net investment income	25,474,334
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — unaffiliated	703,155,237
Investments — affiliated	5,692,163
Futures contracts	35,943
Swaps	1,092,649
709,975,992
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	333,293,859
Investments — affiliated	(2,934,862)
Futures contracts	766,305
Swaps	576,439
331,701,741
Net realized and unrealized gain	1,041,677,733
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,067,152,067
See notes to financial statements.
Series Statement of Operations

Statements of Changes in Net Assets

	Master Small Cap Index Series
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$25,474,334	$55,519,414
Net realized gain	709,975,992	160,259,733
Net change in unrealized appreciation (depreciation)	331,701,741	347,766,632
Net increase in net assets resulting from operations	1,067,152,067	563,545,779
CAPITAL TRANSACTIONS
Proceeds from contributions	793,456,019	885,284,462
Value of withdrawals	(668,463,280)	(1,198,007,128)
Net increase (decrease) in net assets derived from capital transactions	124,992,739	(312,722,666)
NET ASSETS
Total increase in net assets	1,192,144,806	250,823,113
Beginning of period	4,809,236,398	4,558,413,285
End of period	$6,001,381,204	$4,809,236,398
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights
(unaudited)

Master Small Cap Index Series
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Total Return
Total return	22.51%(a)	12.92%	11.51%	17.04%	(20.29)%	14.84%
Ratios to Average Net Assets(b)
Total expenses	0.02%(c)	0.02%	0.02%	0.02%	0.02%	0.02%
Total expenses after fees waived and/or reimbursed	0.02%(c)	0.02%	0.02%	0.02%	0.02%	0.01%
Net investment income	0.98%(c)	1.22%	1.37%	1.64%	1.36%	1.03%
Supplemental Data
Net assets, end of period (000)	$6,001,381	$4,809,236	$4,558,413	$4,568,685	$3,640,363	$4,568,935
Portfolio turnover rate	28%(d)	21%(d)	32%(d)	29%(d)	38%	31%

(a)	Not annualized.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.
(d)	Excludes underlying investments in total return swaps.
See notes to financial statements.
Series Financial Highlights

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
Quantitative Master Series LLC (the “Master LLC”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Master LLC is organized as a Delaware limited liability company. Master Small Cap Index Series (the “Series”) is a series of the Master LLC. The Series is classified as a diversified fund under the 1940 Act. The Series’ Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests, subject to certain limitations.
The Series, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Series is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Series is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.
Foreign Taxes: The Series may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Series invests.  These foreign taxes, if any, are paid by the Series and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2026, if any, are disclosed in the Statement of Assets and Liabilities.
Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
The Series files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Series may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Series may maintain cash at its custodian, which at times may exceed United States federally insured limits. The Series may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Series is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Series may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Indemnifications: In the normal course of business, the Series enters into contracts that contain a variety of representations that provide general indemnification. The Series’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Series, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Series’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Series. The CODM has concluded that the Series operates as a single operating segment since the Series has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Series’ financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Series’ investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Series is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Series’ Manager as the valuation designee for the Series. The Series determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Series’ assets and liabilities:
•Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
•Shares of underlying exchange-traded closed-end funds or other exchange-traded funds (“ETFs”) are valued at their most recent closing price. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Series uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Series might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Series. Certain information made available by a Private Company is as of a date that is earlier than the date the Series is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Series could receive upon the sale of the investment.
Series Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Series has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Series may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Series collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Series is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Series and any additional required collateral is delivered to the Series, or excess collateral is returned by the Series, on the next business day. During the term of the loan, the Series is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Series, except in the event of borrower default. The securities on loan, if any, are disclosed in the Series’ Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Series under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Series, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Series can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Series’ securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
Barclays Capital, Inc.	$ 8,615,416	$ (8,615,416)	$ —	$ —
BNP Paribas SA	124,427,111	(124,427,111)	—	—
BofA Securities, Inc.	82,460,151	(82,460,151)	—	—
Citigroup Global Markets, Inc.	61,056,010	(61,056,010)	—	—
HSBC Bank PLC	27,791,193	(27,534,336)	—	256,857
ING Financial Markets LLC	952,192	(952,192)	—	—
J.P. Morgan Securities LLC	120,835,007	(120,835,007)	—	—
Jefferies LLC	5,458,815	(5,458,815)	—	—
Morgan Stanley	65,463,324	(65,063,986)	—	399,338
National Bank of Canada	13,662,374	(13,662,374)	—	—
Nomura Securities International, Inc.	203,575	(188,920)	—	14,655
Pershing LLC	812,691	(812,691)	—	—
RBC Capital Markets LLC	83,636	(83,636)	—	—
Scotia Capital (USA), Inc.	6,134,553	(6,134,553)	—	—
State Street Bank & Trust Co.	2,084,949	(2,084,949)	—	—

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
TD Securities (USA) LLC	$ 11,879,113	$ (11,879,113)	$ —	$ —
UBS AG	41,813,390	(41,813,390)	—	—
UBS Securities LLC	12,001,048	(12,001,048)	—	—
Virtu Americas LLC	22,534	(22,534)	—	—
Wells Fargo Bank N.A.	30,572,791	(30,572,791)	—	—
Wells Fargo Securities LLC	31,400,025	(31,400,025)	—	—
	$ 647,729,898	$ (647,059,048)	$ —	$ 670,850

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Series is disclosed in the Series’
Statement of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of June 30, 2026. Additional collateral is delivered to the Series subsequent to period end in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Series benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Series could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Series.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Series and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Series is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Series and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement  of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement  of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Series’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Series’ counterparty on the swap. The Series is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Series is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Series Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

•Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Series receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Series has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Series and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Series and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Series may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Series and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Series may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Series and the counterparty.
Cash collateral that has been pledged to cover obligations of the Series and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Series, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Series.  Any additional required collateral is delivered to/pledged by the Series on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Series generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Series from the counterparty are not fully collateralized, the Series bears the risk of loss from counterparty non-performance. Likewise, to the extent the Series has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Series bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Series does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with the Manager, the Series’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, to provide investment advisory and administrative services. The Manager is responsible for the management of the Series’ portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Series.
For such services, the Series pays the Manager a monthly fee at an annual rate equal to 0.01% of the average daily value of the  Series’ net assets.
With respect to the Series, the Manager entered into a sub-advisory agreement with BlackRock Fund Advisors (“BFA”), an affiliate of the Manager. The Manager pays BFA for services it provides for that portion of the Series for which BFA acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Series to the Manager.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Expense Limitations, Waivers and Reimbursements:  The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver") through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Series, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Series. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2026, the amount waived was $11,881.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Series’ assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Series. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2026, the Manager waived $824 in investment advisory fees pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitation as a percentage of average daily net assets is 0.07%.
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Series.  For the six months ended June 30, 2026, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Series, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Series is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Series bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Series retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, the Series retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specific threshold, the Series, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending arrangements were in place for the Series for the calendar year ended December 31, 2025.
The share of securities lending income earned by the Series is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2026,  the Series  paid BTC $557,282 for securities lending agent services.
Directors and Officers:  Certain directors and/or officers of Master LLC are directors and/or officers of BlackRock or its affiliates.
7.
PURCHASES AND SALES
For the six months ended June 30, 2026, purchases and sales of investments, excluding short-term securities, were $1,482,172,479 and $1,472,701,540, respectively.
8.
INCOME TAX INFORMATION
The Series is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no U.S. federal income tax provision is required.  It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.
Series Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

The Series files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Series as of June 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Series’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Series’ NAV.
As of June 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Series Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Master Small Cap Index Series	$ 4,735,868,247	$ 2,309,118,881	$ (481,915,617)	$ 1,827,203,264
9.
BANK BORROWINGS
The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Series may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Series, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended June 30, 2026, the Series did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Series invests in securities or other instruments and may enter into certain transactions, and such activities subject the Series to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Series and its investments.  The Series’ prospectus provides details of the risks to which the Series is subject.
The Series may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Series may invest in illiquid investments. An illiquid investment is any investment that the Series reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Series may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Series’ NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Series may lose value, regardless of the individual results of the securities and other instruments in which the Series invests. The Series’ ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Series could receive upon the sale of any particular portfolio investment may differ from the Series’ valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Series’ results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Series, and the Series could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Series may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Series manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Series.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Series since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Series does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Series.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Series’ portfolio are disclosed in its Schedule of Investments.
The Series invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Series invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Series Notes to Financial Statements

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Corporation and the Trust is paid by the Corporation and the Trust, on behalf of the Funds.
Dividend Policy
Each Fund’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly/quarterly basis. In order to provide shareholders with a more stable level of dividend distributions, the distributions paid by a Fund for any particular month/quarter may be more or less than the amount of net investment income earned by a Fund during such month/quarter. The portion of distributions that exceeds a Fund’s current and accumulated earnings and profits, which are measured on a tax basis, will constitute a nontaxable return of capital. The Funds’ current accumulated but undistributed net investment income, if any, is disclosed as accumulated earnings(loss) in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information (continued)

Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Fund and Service Providers
Investment Adviser
BlackRock Fund Advisors(a)
San Francisco, CA 94105
BlackRock Advisors, LLC(b)
Wilmington, DE 19809
Administrator
BlackRock Advisors, LLC(c)
Wilmington, DE 19809
Sub-Adviser
BlackRock Fund Advisors(b)
San Francisco, CA 94105
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
(a) For Municipal Bond Index.
(b) For Short-Term TIPS Bond Index, International Index, Small Cap Index and Master Small Cap Index Series.
(c) For International Index and Small Cap Index.
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Funds/Corporation/Master LLC
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

The Board of Trustees (the “Trust Board”) of BlackRock Funds (the “Trust”) met on April 22, 2026 and May 19-20, 2026 to consider the approval to continue (i) the investment advisory agreement (the “Short-Term TIPS Bond Index Fund Advisory Agreement”) between the Trust, on behalf of iShares Short-Term TIPS Bond Index Fund (the “Short-Term TIPS Bond Index Fund”), and BlackRock Advisors, LLC (“BAL”), the Short-Term TIPS Bond Index Fund’s investment advisor; and (ii) the investment advisory agreement (the “Municipal Bond Index Fund Advisory Agreement”) between the Trust, on behalf of iShares Municipal Bond Index Fund (“Municipal Bond Index Fund”), and BlackRock Fund Advisors (“BFA”), the Municipal Bond Index Fund’s investment advisor. The Trust Board also considered the approval to continue the sub-advisory agreement (the “Short-Term TIPS Bond Index Fund Sub-Advisory Agreement”) between BAL and BFA with respect to the Short-Term TIPS Bond Index Fund.
The Board of Directors (the “Master Portfolio Board”) of Quantitative Master Series LLC (the “Master Portfolio”) also met on April 22, 2026 and May 19-20, 2026 to consider the approval to continue the investment advisory agreement (the “Master Fund Advisory Agreement”) between the Master Portfolio, on behalf of Master Small Cap Index Series (the “Master Fund”) and BAL, the Master Fund’s investment advisor. The Master Portfolio Board also considered the approval to continue the sub-advisory agreement (the “Master Fund Sub-Advisory Agreement”) between BAL and BFA with respect to the Master Fund. iShares Russell 2000 Small-Cap Index Fund (“Small-Cap Index Fund”), a series of BlackRock Index Funds, Inc. (the “Corporation”), is a “feeder” fund that invests all of its investable assets in the Master Fund. Accordingly, the Board of Directors of the Corporation (the “Corporation Board”) also considered the approval of the Master Fund Advisory Agreement and the Master Fund Sub-Advisory Agreement with respect to the Master Fund.
The Corporation Board also met on April 22, 2026 and May 19-20, 2026 to consider the approval to continue the investment advisory agreement (the “International Index Fund Advisory Agreement”) between the Corporation, on behalf of iShares MSCI EAFE International Index Fund (“International Index Fund”) and BAL, the International Index Fund’s investment advisor. The Corporation Board also considered the approval to continue the sub-advisory agreement between BAL and BFA with respect to the International Index Fund (the “International Index Fund Sub-Advisory Agreement”).
BAL and BFA are referred to herein as “BlackRock.” The Short-Term TIPS Bond Index Fund Advisory Agreement, the Municipal Bond Index Fund Advisory Agreement, the Master Fund Advisory Agreement, the International Index Fund Advisory Agreement, the Short-Term TIPS Bond Index Fund Sub-Advisory Agreement, the Master Fund Sub-Advisory Agreement and the International Index Fund Sub-Advisory Agreement are each referred to herein as an “Agreement” and collectively as the “Agreements.” For simplicity: (a) the Trust Board, the Master Portfolio Board and the Corporation Board are each referred to herein individually as a “Board” and collectively as the “Boards”, and the members are referred to as “Board Members”; (b) the meeting held on April 22, 2026 is referred to as the “April Meeting” and the meeting held on May 19-20, 2026 is referred to as the “May Meeting”; (c) the shareholders of each of Short-Term TIPS Bond Index Fund, Municipal Bond Index Fund, Small-Cap Index Fund and International Index Fund and the interest holders of the Master Fund are referred to as “shareholders”; and (d) Short-Term TIPS Bond Index Fund, Municipal Bond Index Fund, the Master Fund, Small-Cap Index Fund and International Index Fund are referred to herein individually as a “Fund” or collectively as the “Funds.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), each Board considers the approval of the continuation of the pertinent Agreement for each Fund on an annual basis. The Board Members who are not “interested persons” of the Trust, the Master Portfolio or the Corporation, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). Each Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. Each Board had four quarterly meetings during the year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of each Board similarly met throughout the year. Each Board also held the April Meeting to consider specific information regarding the renewal of the pertinent Agreement. In considering the renewal of the Agreements, each Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Funds’ service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, each Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the pertinent Agreement, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also provided additional information to each Board in response to specific questions and requests from the Board. Among the matters each Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any material outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Funds for applicable services; (c) each Fund’s operating expenses and how BlackRock allocates expenses to the Funds; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Funds’ development and application of applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Boards; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the applicable Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, each Board received and reviewed materials specifically relating to the renewal of the pertinent Agreement. The Independent Board Members engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Boards to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper Classification or Morningstar category, regarding fees and expenses of the pertinent Fund, as

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”), and the investment performance of each of Short-Term TIPS Bond Index Fund, Municipal Bond Index Fund, Small-Cap Index Fund and International Index Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the pertinent Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees, as applicable; (f) the existence, impact and sharing of potential economies of scale, if any, with a Fund; (g) a summary of aggregate amounts paid by the applicable Fund to BlackRock; (h) sales and redemption data regarding each of Short-Term TIPS Bond Index Fund’s, Municipal Bond Index Fund’s, Small-Cap Index Fund’s and International Index Fund’s shares; and (i) various additional information requested by each Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the April Meeting, each Board reviewed materials relating to its consideration of the pertinent Agreement, and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, each Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the applicable Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the applicable Fund; (d) each applicable Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the applicable Fund; and (g) other factors deemed relevant by the Board Members.
Each Board also considered other matters it deemed important to the approval process, such as other payments made or benefits that inure to BlackRock or its affiliates, including relating to, as applicable, securities lending and cash management activities of a Fund. Each Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. Each Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to each Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
Each Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, each Board compared the applicable Fund’s performance to the performance of a comparable group of funds, relevant benchmarks, and performance metrics, as applicable. Throughout the year, the Boards met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. Each Board also reviewed the materials provided by the applicable Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment strategies and outlook.
Each Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team (including the tenure of or changes in the portfolio management team); research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. Each Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks, the role of BlackRock’s Risk & Quantitative Analysis Group, and BlackRock’s policies and procedures for third-party vendor oversight. Each Board engaged in a review of BlackRock’s compensation structure with respect to the applicable Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, each Board considered the nature and quality of the administrative and other non-investment advisory services provided to the applicable Fund. BlackRock and its affiliates provide the applicable Fund with certain administrative, shareholder and other services (in addition to any such services provided to the applicable Fund by third parties) and officers and other personnel as are necessary for the operations of the applicable Fund. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information, and periodic shareholder reports; (ii) oversight of daily accounting and net asset value; and services related to the valuation and pricing of Fund portfolio holdings, as applicable; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third party service providers including, among others, the custodian, fund accountant, transfer agent, and auditor for the pertinent Fund, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and  (viii) performing or managing administrative functions necessary for the operation of the applicable Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each of Short-Term TIPS Bond Index Fund’s, Municipal Bond Index Fund’s, Small-Cap Index Fund’s and International Index Fund’s distribution partners, and shareholder call center and other services. The Boards reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Boards also considered the operation of BlackRock’s business continuity plans.
B. The Investment Performance of the Funds
Each Board, including the Independent Board Members, reviewed and considered the performance history of the Funds, as applicable, throughout the year and at the April Meeting. The Master Portfolio Board noted that Small-Cap Index Fund’s investment results correspond directly to the investment results of the Master Fund. Each Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April Meeting. In preparation for the April Meeting, each Board was also provided with reports independently prepared by Broadridge, which included an analysis of Short-Term TIPS Bond Index Fund’s, Municipal Bond Index Fund’s, Small-Cap Index Fund’s and International Index Fund’s performance as of December 31, 2025, as compared to its Performance Peers.
Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, each Board received and reviewed information regarding the investment performance of each of Short-Term TIPS Bond Index Fund, Municipal Bond Index Fund, Small-Cap Index Fund and International Index Fund, as applicable, as compared to each Fund’s Performance Peers and the performance of each Fund as compared with its benchmark. Each Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the pertinent Fund throughout the year.
Each Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, each Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Each Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Trust Board noted that for the one-year period reported, Short-Term TIPS Bond Index Fund’s net performance was above the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s above tolerance performance relative to its benchmark over the period.
The Trust Board noted that for the one-year period reported, Municipal Bond Index Fund’s net performance was within the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Master Portfolio Board and the Corporation Board noted that for the one-year period reported, Small-Cap Index Fund’s net performance was above the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s above tolerance performance relative to its benchmark over the period.
The Corporation Board noted that for the one-year period reported, International Index Fund’s net performance was above the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s above tolerance performance relative to its benchmark over the period.
C. Consideration of the Advisory/Management Fees and the Estimated Costs of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds
Each Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of the applicable Fund’s Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Boards also compared, as pertinent, the total expense ratio of each of Short-Term TIPS Bond Index Fund, Municipal Bond Index Fund, Small-Cap Index Fund and International Index Fund, as well as each Fund’s actual management fee rate, to those of the applicable Fund’s Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. Each Board considered that the fee and expense information in the Broadridge report for the applicable Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. Each Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. Each Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
Each Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the applicable Fund. Each Board reviewed BlackRock’s estimated profitability with respect to the applicable Fund and other funds the Board currently oversees for the year ended December 31, 2025 compared to available aggregate estimated profitability data provided for the prior two years. Each Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by BlackRock and/or its affiliates. Each Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. Each Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by BlackRock, the types of funds managed, precision of expense allocations and business mix. Each Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
Each Board received and reviewed statements relating to BlackRock’s financial condition. Each Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. Each Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. Each Board noted that, in general, individual fund or product line profitability information for other advisors is not publicly available.
Each Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the pertinent Agreement and to continue to provide the high quality of services that is expected by the Board. The Boards further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the applicable Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

The Trust Board noted that Short-Term TIPS Bond Index Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and third quartiles respectively, relative to the Fund’s Expense Peers. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
The Trust Board noted that Municipal Bond Index Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
The Master Portfolio Board and the Corporation Board noted that the Master Fund’s/Small-Cap Index Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and Small-Cap Index Fund’s total expense ratio each ranked in the first quartile relative to Small-Cap Index Fund’s Expense Peers. The Boards also noted that BlackRock and each of the Master Portfolio Board and Corporation Board have contractually agreed to a cap on the Master Fund’s total expenses as a percentage of the Master Fund’s average daily net assets and has contractually agreed to a cap on Small-Cap Index Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
The Corporation Board noted that International Index Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Fund for certain other fees and expenses
D. Economies of Scale
Each Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the applicable Fund in a variety of ways as the assets of the Fund increase. The Boards considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. Each Board considered the applicable Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
Each Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the applicable Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. Each Board also noted the revenue received by BlackRock and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BlackRock and/or its affiliates. With respect to securities lending, during the year each Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. Each Board considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Boards noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. Throughout the year, the Boards also received information and reporting, as applicable, regarding BlackRock’s soft dollar, brokerage, and trade execution practices.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of each Board’s year-long deliberative process, (i) the Trust Board, including the Independent Board Members, unanimously approved the continuation of the Short-Term TIPS Bond Index Fund Advisory Agreement between BAL and the Trust, on behalf of Short-Term TIPS Bond Index Fund, the Municipal Bond Index Fund Advisory Agreement between BFA and the Trust, on behalf of Municipal Bond Index Fund, and the Short-Term TIPS Bond Index Fund Sub-Advisory Agreement between BAL and BFA, with respect to Short-Term TIPS Bond Index Fund, each for a one-year term ending June 30, 2027; (ii) the Master Portfolio Board, including the Independent Board Members, unanimously approved the continuation of the Master Fund Advisory Agreement between BAL and the Master Portfolio, on behalf of the Master Fund, and the Master Fund Sub-Advisory Agreement between BAL and BFA with respect to the Master Fund, each for a one-year term ending June 30, 2027; and (iii) the Corporation Board, including the Independent Board Members, unanimously approved the continuation of the International Index Fund Advisory Agreement between BAL and the Corporation, on behalf of International Index Fund, and the International Index Fund Sub-Advisory Agreement between BAL and BFA with respect to International Index Fund, each for a one-year term ending June 30, 2027. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, each of the Trust Board, the Master Portfolio Board and the Corporation Board, including the Independent Board Members, was satisfied that the terms of the pertinent Agreements were fair and reasonable and in the best interest of the applicable Fund and its shareholders. The Corporation Board, including the Independent Board Members, with respect to the Small-Cap Index Fund also considered the continuation of the Master Fund Advisory Agreement with respect to the Master Fund and the Master Fund Sub-Advisory Agreement with respect to the Master Fund and found the Agreements to be satisfactory. In arriving at its decision to approve the applicable Agreements, the Trust Board, the Master Portfolio Board and the Corporation Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
1D FEDL01	USD - 1D Overnight Fed Funds Effective Rate
1D OBFR01	USD - 1D Overnight Bank Funding Rate
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
CD	Certificate of Deposit
COP	Certificates of Participation
CVR	Contingent Value Right
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FTSE	Financial Times Stock Exchange
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	Guaranteed
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bonds
REIT	Real Estate Investment Trust
S/F	Single-Family
SAB	Special Assessment Bonds
SAN	State Aid Notes
SAP	Subject to Appropriations
SAW	State Aid Withholding
SCA	Societe en Commandite par Actions
ST	Special Tax
UT	Unlimited Tax

2026 BlackRock Semi-Annual Financial Statements and Additional Information

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940

Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act

(17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrants’ securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrants’ independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrants have duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Index Funds, Inc. and Quantitative Master Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrants and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: August 21, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: August 21, 2026